UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                 200  Aerosonic Corp. (a)                                  $         880
                               2,400  AeroVironment, Inc. (a)                                     49,080
                               2,900  Argon ST, Inc. (a)                                          49,329
                               1,000  Astronics Corp. (a)                                         19,320
                               4,100  Crane Co.                                                  165,435
                               1,600  Cubic Corp.                                                 45,488
                               2,633  DRS Technologies, Inc.                                     153,451
                               2,500  ESCO Technologies, Inc. (a)                                 99,300
                               2,300  EnPro Industries, Inc. (a)                                  71,737
                               2,100  Esterline Technologies Corp. (a)                           105,777
                              15,800  Garmin Ltd. (b)                                            853,358
                               4,100  GenCorp, Inc. (a)                                           42,189
                               1,792  Heico Corp. Class A                                         70,300
                               2,700  KVH Industries, Inc. (a)                                    21,276
                               2,300  Kaman Corp. Class A                                         65,067
                                 800  MTC Technologies, Inc. (a)                                  19,024
                              10,900  SAIC, Inc. (a)                                             202,631
                                 700  SatCon Technology Corp. (a)                                  1,246
                                  50  SPACEHAB, Inc. (a)                                              29
                              10,200  Spirit Aerosystems Holdings, Inc. Class A (a)              226,236
                               2,200  Teledyne Technologies, Inc. (a)                            103,400
                               8,734  Trimble Navigation Ltd. (a)                                249,705
                               3,800  Veeco Instruments, Inc. (a)                                 63,194
                                                                                           -------------
                                                                                               2,677,452
--------------------------------------------------------------------------------------------------------
Air Transport - 0.6%           2,100  AAR Corp. (a)                                               57,267
                              18,000  AMR Corp. (a)(c)                                           162,360
                               5,600  Aircastle Ltd.                                              63,000
                               6,500  AirTran Holdings, Inc. (a)                                  42,900
                               2,000  Alaska Air Group, Inc. (a)                                  39,240
                               2,300  Allegiant Travel Co. (a)                                    60,766
                               1,500  Atlas Air Worldwide Holdings, Inc. (a)                      82,500
                               1,200  Aviation General, Inc. (a)                                       0
                               6,570  Continental Airlines, Inc. Class B (a)                     126,341
                              19,800  Delta Air Lines, Inc. (a)                                  170,280
                               1,600  ExpressJet Holdings, Inc. (a)                                4,208
                               6,700  Frontier Airlines Holdings, Inc. (a)(b)                     16,951
                                 700  Great Lakes Aviation Ltd. (a)                                1,470
                               7,102  Hawaiian Holdings, Inc. (a)                                 42,612
                              12,875  JetBlue Airways Corp. (a)(b)                                74,675
                               1,600  LMI Aerospace, Inc. (a)                                     30,992
                               1,400  MAIR Holdings, Inc. (a)                                      5,320
                               2,000  Mesa Air Group, Inc. (a)                                     4,700
                              17,000  Northwest Airlines Corp. (a)                               152,830
                               1,900  PHI, Inc. (a)                                               59,926
                               3,100  Pinnacle Airlines Corp. (a)                                 27,063
                               1,900  Republic Airways Holdings, Inc. (a)                         41,154
                               4,500  SkyWest, Inc.                                               95,040
                               3,100  TransDigm Group, Inc. (a)                                  114,855
                               8,830  UAL Corp. (b)                                              190,110
                               6,659  US Airways Group, Inc. (a)                                  59,332
                                 200  Vanguard Airlines, Inc. (a)                                      0
                                                                                           -------------
                                                                                               1,725,892
--------------------------------------------------------------------------------------------------------
Apparel - 1.0%                 4,925  Aeropostale, Inc. (a)                                      133,517
                               3,400  Ashworth, Inc. (a)                                           9,724
                               6,750  bebe Stores, Inc.                                           72,563

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,700  Brown Shoe Co., Inc.                                 $      40,689
                               2,250  The Buckle, Inc.                                           100,642
                               2,300  Cache, Inc. (a)                                             25,967
                               3,200  Carter's, Inc. (a)                                          51,680
                               1,400  Cherokee, Inc.                                              47,138
                                 500  Citi Trends, Inc. (a)                                        9,225
                               3,300  Columbia Sportswear Co.                                    145,299
                               5,900  Crocs, Inc. (a)(b)                                         103,073
                               1,100  Deckers Outdoor Corp. (a)                                  118,602
                                 900  Dixie Group, Inc. (a)                                        7,542
                                 900  Escalade, Inc.                                               7,983
                                 600  Finlay Enterprises, Inc. (a)                                   387
                               5,017  Fossil, Inc. (a)                                           153,219
                               1,200  G-III Apparel Group, Ltd. (a)                               16,104
                               3,400  GSI Commerce, Inc. (a)                                      44,710
                               6,700  Guess?, Inc.                                               271,149
                               2,100  Hartmarx Corp. (a)                                           6,132
                               3,700  Heelys, Inc. (a)                                            15,873
                               4,081  Iconix Brand Group, Inc. (a)                                70,805
                               4,400  J. Crew Group, Inc. (a)                                    194,348
                               2,300  Joe's Jeans, Inc. (a)                                        2,599
                               2,156  Jos. A. Bank Clothiers, Inc. (a)(b)                         44,198
                               3,200  K-Swiss, Inc. Class A                                       50,624
                               2,200  Kenneth Cole Productions, Inc. Class A                      37,268
                                 500  Lacrosse Footwear, Inc.                                      7,935
                               1,600  Maidenform Brands, Inc. (a)                                 26,032
                               1,200  Mothers Work, Inc. (a)                                      20,052
                               2,600  New York & Co. (a)                                          14,924
                               1,600  Oxford Industries, Inc.                                     36,048
                               2,100  Perry Ellis International, Inc. (a)                         45,843
                               3,500  Phillips-Van Heusen Corp.                                  132,720
                               1,000  Phoenix Footwear Group, Inc. (a)                             1,860
                               7,600  Quiksilver, Inc. (a)                                        74,556
                               1,000  Rocky Brands, Inc. (a)                                       5,660
                               2,700  Skechers U.S.A., Inc. Class A (a)                           54,567
                               2,400  Stage Stores, Inc.                                          38,880
                               2,500  Steven Madden Ltd. (a)                                      42,825
                               1,500  Superior Uniform Group, Inc.                                14,985
                                 200  Tandy Brands Accessories, Inc.                                 968
                               3,100  Timberland Co. Class A (a)                                  42,563
                               2,500  True Religion Apparel, Inc. (a)(b)                          46,375
                               4,100  Under Armour, Inc. Class A (a)(b)                          150,060
                               3,200  Unifi, Inc. (a)                                              9,248
                               2,200  Volcom, Inc. (a)                                            44,462
                               3,400  The Warnaco Group, Inc. (a)                                134,096
                                 300  Weyco Group, Inc.                                            8,901
                               3,600  Wolverine World Wide, Inc.                                 104,436
                                 300  Xerium Technologies, Inc.                                      387
                                                                                           -------------
                                                                                               2,839,443
--------------------------------------------------------------------------------------------------------
Banks - 3.7%                     200  Ameriana Bancorp                                             1,746
                               1,200  American Bancorp of New Jersey                              12,504
                                 400  American National Bankshares, Inc.                           8,400
                               2,200  AmericanWest Bancorp                                        19,184
                                 720  Ameris Bancorp                                              11,563

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 700  Ames National Corp.                                  $      13,650
                                 470  Arrow Financial Corp.                                       10,570
                              10,159  Associated Banc-Corp.                                      270,534
                               1,200  BCSB Bankcorp, Inc. (a)                                      7,800
                               1,000  Bancfirst Corp.                                             45,780
                               2,500  The Bancorp, Inc. (a)                                       30,200
                               5,500  BancorpSouth, Inc.                                         127,380
                               5,900  Bank Mutual Corp.                                           63,366
                                 781  Bank of Granite Corp.                                        8,575
                               3,500  Bank of Hawaii Corp.                                       173,460
                               4,200  BankAtlantic Bancorp, Inc. Class A                          16,422
                               1,000  BankFinancial Corp.                                         15,910
                                 200  Bar Harbor Bankshares                                        6,170
                               6,300  Beneficial Mutual Bancorp, Inc. (a)                         62,307
                                 300  Berkshire Bancorp, Inc.                                      4,146
                               3,900  Boston Private Financial Holdings, Inc.                     41,301
                               4,899  Brookline Bancorp, Inc.                                     56,240
                                 500  Bryn Mawr Bank Corp.                                        10,720
                               2,600  CFS Bancorp, Inc.                                           37,362
                                 700  Camden National Corp.                                       23,688
                               1,100  Capital Bank Corp.                                          11,275
                                 625  Capital City Bank Group, Inc. (b)                           18,125
                                 420  Capitol Bancorp Ltd.                                         8,879
                               5,440  Capitol Federal Financial                                  203,891
                               4,800  Cardinal Financial Corp.                                    42,576
                                 210  Carrollton Bancorp                                           2,730
                               2,975  Cascade Bancorp                                             28,441
                               2,600  Centennial Bank Holdings, Inc. (a)                          16,328
                               2,988  Center Bancorp, Inc.                                        31,733
                                 900  Center Financial Corp.                                       8,154
                               1,300  Century Bancorp, Inc. Class A                               26,130
                               2,713  Chemical Financial Corp.                                    64,678
                                 612  Citizens & Northern Corp.                                   11,928
                               7,285  Citizens Banking Corp.                                      90,553
                               2,428  Citizens South Banking Corp.                                23,066
                               1,500  City Holding Co.                                            59,850
                               4,000  City National Corp.                                        197,840
                                 450  CityBank                                                    10,021
                                 980  Clifton Savings Bancorp, Inc.                                9,878
                               1,250  CoBiz Financial, Inc.                                       16,275
                              12,946  The Colonial BancGroup, Inc. (b)                           124,670
                                 500  Colony Bankcorp, Inc.                                        5,755
                               2,030  Columbia Banking System, Inc.                               45,431
                                 100  Comm Bancorp, Inc.                                           4,105
                               5,195  Commerce Bancshares, Inc.                                  218,346
                               2,100  Community Bancorp (a)                                       28,476
                               2,400  Community Bank System, Inc.                                 58,944
                                 880  Community Trust Bancorp, Inc.                               25,784
                               5,800  Corus Bankshares, Inc. (b)                                  56,434
                               4,740  Cullen/Frost Bankers, Inc.                                 251,410
                               3,777  Doral Financial Corp. (a)(b)                                76,220
                               5,990  East-West Bancorp, Inc.                                    106,322
                               2,100  Encore Bancshares, Inc. (a)                                 36,750
                               1,400  EuroBancshares, Inc. (a)                                     7,448

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,985  F.N.B. Corp.                                         $      46,596
                                 300  FNB United Corp.                                             3,150
                                 300  Farmers Capital Bank Corp.                                   7,119
                               2,000  Financial Institutions, Inc.                                37,900
                                 600  First Bancorp, North Carolina                               11,958
                               8,600  First BanCorp., Puerto Rico                                 87,376
                               2,850  First Busey Corp. (b)                                       60,192
                               3,700  First Cash Financial Services, Inc. (a)                     38,221
                               3,000  First Charter Corp.                                         80,130
                               1,000  First Citizens Banc Corp                                    14,540
                                 700  First Citizens BancShares, Inc. Class A                     97,545
                               4,100  First Commonwealth Financial Corp. (b)                      47,519
                                 100  First Community Bancshares, Inc.                             3,642
                               1,200  First Federal Bancshares of Arkansas, Inc.                  16,536
                               4,710  First Financial Bancorp                                     63,349
                               1,366  First Financial Bankshares, Inc.                            55,979
                                 358  First Financial Service Corp.                                8,538
                                 600  First M&F Corp.                                              8,700
                                 815  First Merchants Corp.                                       23,260
                               4,475  First Midwest Bancorp, Inc.                                124,271
                               8,789  First Niagara Financial Group, Inc.                        119,445
                                 400  The First of Long Island Corp.                               7,652
                                 600  First Regional Bancorp (a)                                   9,840
                                 600  First South Bancorp, Inc.                                   13,500
                               3,300  First State Bancorp.                                        44,187
                               5,900  FirstMerit Corp.                                           121,894
                               4,300  Franklin Bank Corp. (a)                                     13,029
                               4,600  Frontier Financial Corp. (b)                                81,328
                              12,111  Fulton Financial Corp.                                     148,844
                                 661  German American Bancorp, Inc.                                8,408
                                 600  Great Southern Bancorp, Inc.                                 9,366
                                 467  Greater Community Bancorp                                    8,317
                               1,800  Greene County Bancshares, Inc.                              31,842
                               2,833  Guaranty Financial Group, Inc. (a)                          30,086
                               2,900  Hancock Holding Co.                                        121,858
                               2,856  Hanmi Financial Corp.                                       21,106
                               1,698  Harleysville National Corp.                                 24,485
                                 250  Hawthorn Bancshares, Inc.                                    6,875
                                 700  Heritage Commerce Corp.                                     12,831
                               1,200  Home Federal Bancorp                                        26,400
                                 625  Horizon Financial Corp.                                      8,631
                                 300  Imperial Capital Bancorp, Inc.                               6,486
                               1,900  Independent Bank Corp.                                      56,145
                               2,200  Integra Bank Corp.                                          35,640
                               2,175  Internet Capital Group, Inc. (a)                            22,772
                               2,100  Intervest Bancshares Corp.                                  20,139
                               1,500  Irwin Financial Corp.                                        7,965
                               2,500  Jefferson Bancshares, Inc.                                  22,775
                               4,500  Kearny Financial Corp.                                      49,275
                               1,700  Lakeland Financial Corp.                                    38,505
                               1,900  Legacy Bancorp, Inc.                                        26,543
                                 250  MASSBANK Corp.                                               9,683
                                 787  Macatawa Bank Corp.                                          8,193
                                 801  MainSource Financial Group, Inc.                            12,416

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,170  Mercantile Bank Corp.                                $      22,394
                                 350  Merchants Bancshares, Inc.                                   8,008
                               8,100  Metavante Technologies, Inc. (a)                           161,919
                               1,000  Midwest Banc Holdings, Inc.                                 12,780
                               1,460  NBT Bancorp, Inc.                                           32,412
                               3,100  Nara Bancorp, Inc.                                          40,269
                               4,428  National Penn Bancshares, Inc.                              80,540
                               8,200  NewAlliance Bancshares, Inc.                               100,532
                               2,004  Newbridge Bancorp                                           17,555
                               2,200  North Valley Bancorp                                        26,136
                                 300  Northern States Financial Corp.                              5,916
                                 700  Northfield Bancorp, Inc. (a)                                 7,175
                                 157  Norwood Financial Corp.                                      4,239
                               2,000  OceanFirst Financial Corp.                                  34,980
                                 875  Ohio Valley Banc Corp.                                      21,884
                               5,332  Old National Bancorp                                        95,976
                               1,686  Old Second Bancorp, Inc.                                    44,780
                                 546  Omega Financial Corp.                                       17,035
                               2,794  Oriental Financial Group                                    55,070
                               1,660  PFF Bancorp, Inc.                                           13,811
                               1,000  Pamrapo Bancorp, Inc.                                       15,250
                                 830  Park National Corp. (b)                                     58,806
                                 300  Parkvale Financial Corp.                                     8,052
                                 563  Peapack-Gladstone Financial Corp.                           15,224
                                 400  Pennsylvania Commerce Bancorp, Inc. (a)                     10,500
                                 595  Peoples Bancorp, Inc.                                       14,345
                                 363  Peoples Bancorp of North Carolina, Inc.                      4,901
                               1,200  Peoples Financial Corp.                                     25,860
                              27,117  People's United Financial, Inc.                            469,395
                                 580  Pinnacle Financial Partners, Inc. (a)                       14,848
                              20,239  Popular, Inc. (b)                                          235,987
                               2,000  Porter Bancorp, Inc.                                        36,480
                               1,850  Preferred Bank                                              30,877
                               2,400  PrivateBancorp, Inc. (b)                                    75,528
                               3,300  Prosperity Bancshares, Inc.                                 94,578
                               3,756  Provident Bankshares Corp.                                  40,339
                               4,903  Provident New York Bancorp                                  66,191
                               2,900  Prudential Bancorp, Inc. of Pennsylvania                    34,945
                               1,348  Republic Bancorp, Inc. Class A                              25,450
                               3,146  Republic First Bancorp, Inc. (a)                            15,510
                               1,300  Rockville Financial, Inc.                                   17,810
                                 785  Royal Bancshares of Pennsylvania Class A                    11,359
                               1,900  S&T Bancorp, Inc.                                           61,123
                               6,000  S1 Corp. (a)                                                42,660
                               2,875  SVB Financial Group (a)                                    125,465
                                 210  SY Bancorp, Inc.                                             4,880
                                 750  Sandy Spring Bancorp, Inc.                                  20,640
                                 188  Savannah Bancorp, Inc.                                       3,290
                               3,370  Seacoast Banking Corp. of Florida (b)                       36,902
                                 450  Shore Bancshares, Inc.                                       9,657
                               2,800  Signature Bank (a)                                          71,400
                                 500  Simmons First National Corp. Class A                        14,865
                               7,055  The South Financial Group, Inc.                            104,837

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 525  Southside Bancshares, Inc.                           $      12,637
                               2,500  Southwest Bancorp, Inc.                                     43,775
                                 132  Southwest Georgia Financial Corp.                            2,231
                                 725  State Bancorp, Inc.                                          8,555
                                 925  StellarOne Corp.                                            15,642
                               2,605  Sterling Bancorp                                            40,456
                               7,425  Sterling Bancshares, Inc.                                   73,805
                                 700  Suffolk Bancorp                                             22,176
                                 500  Summit Financial Group, Inc.                                 6,755
                               1,247  Sun Bancorp, Inc. (a)                                       16,423
                               1,000  Superior Bancorp (a)                                         4,970
                               6,400  Susquehanna Bancshares, Inc.                               130,368
                              25,800  Synovus Financial Corp.                                    285,348
                               8,990  TCF Financial Corp.                                        161,101
                              24,200  TFS Financial Corp.                                        291,126
                                 400  Temecual Valley Bancorp, Inc.                                3,784
                               3,300  Texas Capital Bancshares, Inc. (a)                          55,704
                                 632  Tompkins Trustco, Inc.                                      31,094
                                 300  Towne Bank                                                   4,491
                                 900  Trico Bancshares                                            15,579
                               7,760  TrustCo Bank Corp. NY (b)                                   68,986
                               4,100  Trustmark Corp.                                             91,348
                               9,750  UCBH Holdings, Inc.                                         75,660
                               3,120  UMB Financial Corp.                                        128,544
                               6,036  Umpqua Holdings Corp.                                       93,618
                              10,100  UnionBanCal Corp.                                          495,708
                                 750  Union Bankshares Corp.                                      14,528
                                 336  United Bancorp, Inc.                                         3,155
                               3,900  United Bankshares, Inc.                                    103,935
                               1,632  United Community Financial Corp.                            10,118
                               1,600  United Western Bancorp, Inc.                                28,640
                               8,612  Valley National Bancorp (b)                                165,437
                               2,625  Vineyard National Bancorp (b)                               21,315
                               2,800  Virginia Commerce Bancorp (a)                               32,144
                                 900  WSFS Financial Corp.                                        44,352
                                 800  Washington Trust Bancorp, Inc.                              19,856
                               2,789  WesBanco, Inc.                                              68,916
                                 800  West Coast Bancorp                                          11,672
                               2,600  Westamerica Bancorp. (b)                                   136,760
                               1,300  Western Alliance Bancorp (a)(b)                             16,718
                               4,925  Whitney Holding Corp.                                      122,091
                               5,700  Wilmington Trust Corp.                                     177,270
                               2,300  Wilshire Bancorp, Inc.                                      17,572
                               2,450  Wintrust Financial Corp.                                    85,628
                                                                                           -------------
                                                                                              10,911,762
--------------------------------------------------------------------------------------------------------
Business Machines - 1.2%      32,590  3Com Corp. (a)                                              74,631
                               2,200  3D Systems Corp. (a)(b)                                     32,318
                               3,700  ActivIdentity Corp. (a)                                      9,361
                              15,800  Adaptec, Inc. (a)                                           46,452
                               2,200  American Railcar Industries, Inc.                           44,726
                               4,300  American Software Class A                                   26,918
                               1,000  Analogic Corp.                                              66,540
                               2,000  Arbitron, Inc.                                              86,320
                               3,500  Avocent Corp. (a)                                           59,150

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                              29,740  BEA Systems, Inc. (a)                                      569,521
                               1,300  Black Box Corp.                                             40,105
                               5,300  Borland Software Corp. (a)                                  10,706
                                 600  California First National Bancorp                            5,796
                               1,750  Charles & Colvard Ltd. (b)                                   2,152
                                 700  Communication Intelligence Corp. (a)                            91
                               3,900  Concurrent Computer Corp. (a)                                2,691
                               9,200  Convera Corp. (a)(b)                                        15,640
                               2,475  Cray, Inc. (a)                                              14,751
                               4,700  Diebold, Inc.                                              176,485
                                 900  Digi International, Inc. (a)                                10,386
                               3,600  Digital Lightwave, Inc. (a)                                    414
                               4,100  Emageon, Inc. (a)                                            9,389
                               4,751  Fair Isaac Corp.                                           102,241
                               4,500  Flow International Corp. (a)                                41,805
                              12,100  Foundry Networks, Inc. (a)                                 140,118
                               1,600  Hanger Orthopedic Group, Inc. (a)                           17,248
                               3,100  Hypercom Corp. (a)                                          13,454
                               7,200  IKON Office Solutions, Inc.                                 54,720
                               3,400  Immersion Corp. (a)                                         24,174
                              13,570  Integrated Device Technology, Inc. (a)                     121,180
                               2,200  InterVoice, Inc. (a)                                        17,512
                               3,060  Iomega Corp. (a)                                            10,924
                               1,700  iRobot Corp. (a)(b)                                         29,087
                               6,000  LTX Corp. (a)                                               18,840
                               2,100  Lantronix, Inc. (a)                                          1,890
                               3,200  MIPS Technologies, Inc. (a)                                 12,672
                               6,000  Micros Systems, Inc. (a)                                   201,960
                               6,200  Napster, Inc. (a)                                            9,176
                               7,500  Network Engines, Inc. (a)                                   11,850
                               3,400  Omnicell, Inc. (a)                                          68,340
                               1,000  PAR Technology Corp. (a)                                     7,910
                               7,826  Palm, Inc. (b)                                              39,130
                               3,385  Premiere Global Services, Inc. (a)                          48,541
                               3,900  Rackable Systems, Inc. (a)                                  35,568
                               1,600  Rimage Corp. (a)                                            35,040
                               8,543  Salesforce.com, Inc. (a)                                   494,383
                               1,900  ScanSource, Inc. (a)                                        68,761
                               2,500  Sigma Designs, Inc. (a)                                     56,675
                               3,315  Soapstone Networks, Inc.                                    23,735
                                 445  SumTotal Systems, Inc. (a)                                   1,856
                               7,155  Sybase, Inc. (a)                                           188,177
                               4,300  Tech Data Corp. (a)                                        141,040
                                 940  Transact Technologies, Inc. (a)                              4,615
                               6,000  VeriFone Holdings, Inc. (a)(b)                              95,220
                               3,100  White Electronic Designs Corp. (a)                          13,640
                                                                                           -------------
                                                                                               3,456,025
--------------------------------------------------------------------------------------------------------
Business Services - 10.1%      1,000  4Kids Entertainment, Inc. (a)                                9,770
                               2,900  ABM Industries, Inc.                                        65,076
                               3,400  ACI Worldwide, Inc. (a)                                     67,728
                               3,400  AMICAS, Inc. (a)                                             7,650
                               2,420  AMN Healthcare Services, Inc. (a)                           37,316
                              11,100  Aastrom Biosciences, Inc. (a)(b)                             4,407
                              59,100  Accenture Ltd. Class A                                   2,078,547

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,700  Actuate Corp. (a)                                    $      15,170
                                  40  Adept Technology, Inc. (a)                                     344
                               1,800  Administaff, Inc.                                           42,498
                               2,000  Advent Software, Inc. (a)                                   85,240
                               1,300  The Advisory Board Co. (a)                                  71,422
                               4,860  Affymetrix, Inc. (a)                                        84,613
                               3,400  Alfacell Corp. (a)(b)                                        8,092
                               5,900  Alliance Data Systems Corp. (a)                            280,309
                               1,000  The Allied Defense Group, Inc. (a)                           5,920
                               3,100  Allied Healthcare International, Inc. (a)                    4,960
                               2,900  Alnylam Pharmaceuticals, Inc. (a)                           70,760
                               1,800  Ambassadors International, Inc. (b)                         13,338
                               2,360  American Ecology Corp.                                      59,779
                                  48  American Independence Corp. (a)                                348
                               1,500  American Public Education, Inc. (a)                         45,555
                               2,300  American Reprographics Co. (a)                              34,132
                               3,400  American Superconductor Corp. (a)(b)                        78,846
                                 200  Analysts International Corp. (a)                               334
                                 700  Angelica Corp.                                              12,558
                               2,700  Ansoft Corp. (a)                                            82,404
                               5,600  Ansys, Inc. (a)                                            193,312
                               4,700  Arbinet-Thexchange, Inc.                                    19,693
                               4,454  Ariba, Inc. (a)                                             43,026
                               7,271  Art Technology Group, Inc. (a)                              28,211
                               1,500  Aspen Technology, Inc. (a)                                  19,125
                                 940  Atari, Inc. (a)                                              1,363
                               2,300  athenahealth, Inc. (a)(b)                                   54,441
                               2,000  Authentidate Holding Corp. (a)                                 880
                               1,150  BSQUARE Corp. (a)                                            4,485
                               1,700  Bankrate, Inc. (a)                                          84,813
                                 102  Baran Group Ltd.                                             1,836
                                 600  Barrett Business Services, Inc.                             10,278
                              14,000  BearingPoint, Inc. (a)                                      23,520
                               3,248  Blackbaud, Inc.                                             78,861
                               2,800  Blackboard, Inc. (a)                                        93,324
                               1,400  BladeLogic, Inc. (a)                                        39,270
                               2,440  Blue Coat Systems, Inc. (a)                                 53,778
                                 200  Bottomline Technologies, Inc. (a)                            2,520
                               2,100  Bowne & Co., Inc.                                           32,025
                               2,400  Bright Horizons Family Solutions, Inc. (a)                 103,296
                               3,400  The Brink's Co.                                            228,412
                              28,357  Brocade Communications Systems, Inc. (a)                   207,006
                               7,400  Brookdale Senior Living, Inc.                              176,860
                               2,200  CACI International, Inc. Class A (a)                       100,210
                               7,245  CBIZ, Inc. (a)                                              58,829
                               1,200  CDI Corp.                                                   30,060
                               1,400  COMSYS IT Partners, Inc. (a)                                11,844
                               1,500  CRA International, Inc. (a)                                 48,210
                               4,165  CSG Systems International, Inc. (a)                         47,356
                               1,900  Callidus Software Inc. (a)                                   9,139
                                  46  Callwave, Inc. (a)                                             120
                               1,600  Capella Education Co. (a)                                   87,360
                               7,668  Career Education Corp. (a)(b)                               97,537
                               3,500  Casella Waste Systems, Inc. (a)                             38,255

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,000  Catapult Communications Corp. (a)                    $       5,150
                               2,800  Cbeyond Communications, Inc. (a)                            52,612
                               5,750  Cell Genesys, Inc. (a)(b)                                   13,512
                               6,400  Cerner Corp. (a)                                           238,592
                               1,700  Chemed Corp.                                                71,740
                                 500  Chindex International Inc (a)                               18,870
                               2,300  Chipotle Mexican Grill, Inc. Class A (a)(b)                260,889
                               5,033  ChoicePoint, Inc. (a)                                      239,571
                               1,720  Chordiant Software, Inc. (a)                                10,372
                               3,800  Ciber, Inc. (a)                                             18,620
                                   1  Cicero, Inc. (a)                                                 0
                               1,900  Clean Harbors, Inc. (a)                                    123,500
                              25,800  Clear Channel Outdoor Holdings, Inc. Class A (a)           490,458
                              12,000  Clearwire Corp. Class A (a)(b)                             177,720
                               1,400  CoStar Group, Inc. (a)                                      60,200
                               3,600  Cogent Communications Group, Inc. (a)                       65,916
                               7,800  Cogent, Inc. (a)                                            73,554
                               1,700  Collectors Universe, Inc.                                   17,663
                               2,100  ComScore, Inc. (a)                                          42,126
                               3,300  CommVault Systems, Inc. (a)                                 40,920
                                 800  Computer Programs & Systems, Inc.                           16,720
                               3,200  Concur Technologies, Inc. (a)                               99,360
                               2,800  Constant Contact, Inc. (a)(b)                               40,544
                               6,350  Copart, Inc. (a)                                           246,126
                               5,935  Corinthian Colleges, Inc. (a)                               42,910
                               2,000  Cornell Cos., Inc. (a)                                      44,920
                               3,100  Corporate Executive Board Co.                              125,488
                                 337  Courier Corp.                                                8,408
                               3,181  Credit Acceptance Corp. (a)(b)                              49,401
                               3,600  Cross Country Healthcare, Inc. (a)                          44,532
                               8,400  CuraGen Corp. (a)                                            6,720
                               5,050  CyberSource Corp. (a)                                       73,781
                                 540  DG FastChannel, Inc. (a)                                    10,357
                               4,800  DST Systems, Inc. (a)                                      315,552
                               1,800  Delrek, Inc. (a)                                            23,364
                                 100  Deltathree, Inc. Class A (a)                                    12
                               3,500  Deluxe Corp.                                                67,235
                               3,000  DemandTec, Inc. (a)                                         30,600
                               5,000  DeVry, Inc.                                                209,200
                               3,100  Dice Holdings, Inc. (a)(b)                                  27,621
                               4,100  Digimarc Corp. (a)                                          40,959
                               3,300  Digital River, Inc. (a)                                    102,201
                              20,434  Discovery Holding Co. (a)                                  433,609
                               3,200  DivX, Inc. (a)                                              22,400
                               1,800  Dollar Financial Corp. (a)                                  41,400
                               4,100  Dot Hill Systems Corp. (a)                                  12,300
                               2,700  Double-Take Software, Inc. (a)                              31,536
                               4,400  Dun & Bradstreet Corp.                                     358,072
                               8,000  Dyax Corp. (a)                                              37,680
                                 500  ENGlobal Corp. (a)                                           4,275
                               2,700  EPIQ Systems, Inc. (a)                                      41,904
                                 592  EVCI Career Colleges Holding Corp. (a)                          59
                              10,700  EarthLink, Inc. (a)                                         80,785
                               3,800  Echelon Corp. (a)(b)                                        51,300

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,900  Eclipsys Corp. (a)                                   $      56,869
                                 600  Ediets.Com, Inc. (a)(b)                                      2,640
                                  20  Egain Communications Corp. (a)                                  14
                                 200  Electro Rent Corp.                                           3,030
                                  40  eLoyalty Corp. (a)                                             325
                              12,500  Encysive Pharmaceuticals, Inc. (a)(b)                       29,375
                               5,900  EnergySolutions, Inc.                                      135,346
                               6,030  Enliven Marketing Technologies Corp. (a)                     4,360
                               2,300  Ennis, Inc.                                                 38,594
                               4,200  Entrust, Inc. (a)                                           10,500
                               4,500  Epicor Software Corp. (a)                                   50,400
                               2,975  eResearch Technology, Inc. (a)                              36,950
                               2,945  Euronet Worldwide, Inc. (a)                                 56,721
                                   2  Evolve Software, Inc. (a)                                        0
                               3,200  Evolving Systems, Inc. (a)                                   6,272
                               9,700  Exelixis, Inc. (a)                                          67,415
                               3,000  ExlService Holdings, Inc. (a)                               68,880
                                 900  Exponent, Inc. (a)                                          29,556
                               7,000  F5 Networks, Inc. (a)                                      127,190
                               1,600  FTD Group, Inc.                                             21,472
                               3,950  FTI Consulting, Inc. (a)                                   280,608
                               4,150  Factset Research Systems, Inc.                             223,561
                               5,800  FalconStor Software, Inc. (a)                               44,138
                               3,700  First Advantage Corp. Class A (a)                           78,403
                                 308  Five Star Quality Care, Inc. (a)                             1,956
                               1,300  Forrester Research, Inc. (a)                                34,554
                               3,300  Franklin Covey Co. (a)                                      24,750
                               1,700  Fuel Tech, Inc. (a)(b)                                      34,850
                               1,800  G&K Services, Inc. Class A                                  64,098
                               3,400  GP Strategies Corp. (a)                                     32,300
                               1,103  GSE Systems, Inc. (a)                                        8,978
                               1,700  GTSI Corp. (a)                                              12,274
                               2,460  Gaiam, Inc. (a)                                             42,607
                              15,400  Genpact Ltd. (a)                                           188,650
                               3,200  Gentiva Health Services, Inc. (a)                           69,632
                               3,600  The Geo Group, Inc. (a)                                    102,384
                               2,700  Gevity HR, Inc.                                             23,382
                                 100  Gliatech, Inc. (a)                                               0
                               4,400  Global Cash Access, Inc. (a)                                25,784
                               5,620  Global Payments, Inc.                                      232,443
                               3,600  Greenfield Online, Inc. (a)                                 42,696
                               3,300  Guidance Software, Inc. (a)                                 29,535
                               4,400  Gulfport Energy Corp. (a)                                   46,640
                              13,192  HLTH Corp. (a)                                             125,852
                               2,600  The Hackett Group, Inc. (a)                                 10,166
                               6,600  Hansen Natural Corp. (a)                                   232,980
                               3,900  Harris Interactive, Inc. (a)                                10,647
                               3,300  Harris Stratex Networks, Inc. Class A (a)                   33,099
                               4,300  Harte-Hanks, Inc.                                           58,781
                               1,300  Heidrick & Struggles International, Inc.                    42,289
                               7,820  Hewitt Associates, Inc. Class A (a)                        311,001
                               2,400  HireRight, Inc. (a)                                         24,120
                               1,800  Hudson Highland Group, Inc. (a)                             15,246
                               1,400  Huron Consulting Group, Inc. (a)                            58,170

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,600  i2 Technologies, Inc. (a)                            $      29,276
                               1,800  ICF International, Inc. (a)                                 36,090
                                 800  ICT Group, Inc. (a)                                          8,072
                               4,500  IHS, Inc. Class A (a)                                      289,395
                               3,210  ITT Educational Services, Inc. (a)                         147,435
                               7,900  Idenix Pharmaceuticals, Inc. (a)                            39,658
                               6,200  iGate Corp. (a)                                             44,144
                               2,800  I-many, Inc. (a)                                             6,720
                               1,800  Imergent, Inc. (b)                                          20,502
                               1,000  Infinity Pharmaceuticals, Inc. (a)                           6,090
                               3,900  InFocus Corp. (a)                                            7,293
                               7,800  Informatica Corp. (a)                                      133,068
                               2,340  InfoSpace, Inc.                                             27,074
                               3,200  infoUSA, Inc.                                               19,552
                               4,800  Innerworkings, Inc. (a)(b)                                  67,344
                               1,193  Innovative Solutions & Support, Inc. (a)(b)                 12,610
                               1,300  Insteel Industries, Inc.                                    15,119
                                 366  Insure.com, Inc. (a)                                         1,226
                                  83  InsWeb Corp. (a)                                               888
                               1,640  Integral Systems, Inc.                                      47,937
                               6,800  Interactive Data Corp.                                     193,596
                               2,100  Interactive Intelligence, Inc. (a)                          24,717
                               4,200  Intermec, Inc. (a)                                          93,198
                               2,510  Internap Network Services Corp. (a)                         12,450
                               1,000  Intersections, Inc. (a)                                      8,620
                               2,800  Interwoven, Inc. (a)                                        29,904
                               3,400  Invitrogen Corp. (a)                                       290,598
                               2,200  Intevac, Inc. (a)                                           28,490
                               2,680  inVentiv Health, Inc. (a)                                   77,211
                               3,600  Ipass, Inc. (a)                                             10,872
                              14,475  Iron Mountain, Inc. (a)                                    382,719
                               2,300  JDA Software Group, Inc. (a)                                41,975
                               7,300  Jack Henry & Associates, Inc.                              180,091
                               1,900  Jupitermedia Corp. (a)                                       3,971
                               3,900  Kelly Services, Inc. Class A                                80,184
                               1,800  Kenexa Corp. (a)                                            33,264
                               1,500  Keryx Biopharmaceuticals, Inc. (a)                             900
                               3,100  Keynote Systems, Inc. (a)                                   36,549
                               3,970  Kforce, Inc. (a)                                            35,095
                               5,386  Kinder Morgan Management LLC (a)                           274,524
                               1,700  Kintera, Inc. (a)                                              986
                               3,300  Knology, Inc. (a)                                           42,735
                               2,600  Korn/Ferry International (a)                                43,940
                               4,400  Kratos Defense & Security Solutions, Inc. (a)                8,008
                               5,451  L-1 Identity Solutions, Inc. (a)                            72,498
                               3,500  LECG Corp. (a)                                              32,760
                               7,507  Lamar Advertising Co. Class A                              269,726
                              12,900  Lawson Software, Inc. (a)                                   97,137
                               1,900  Layne Christensen Co. (a)                                   66,538
                               2,000  Learning Tree International, Inc. (a)                       28,040
                               1,500  Lincoln Educational Services Corp. (a)                      18,000
                               2,700  Lionbridge Technologies, Inc. (a)                            9,045
                               5,600  LivePerson, Inc. (a)                                        17,080
                                 500  Local.com Corp. (a)                                          2,010

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,342  LookSmart, Ltd. (a)                                  $       4,415
                               3,000  LoJack Corp. (a)                                            37,920
                               1,300  Luminex Corp. (a)                                           25,545
                               1,700  MAXIMUS, Inc.                                               62,407
                               4,400  MIVA, Inc. (a)                                               7,568
                               5,300  MPS Group, Inc. (a)                                         62,646
                               1,700  MSC.Software Corp. (a)                                      22,083
                               1,400  MWI Veterinary Supply, Inc. (a)                             49,364
                               2,900  Macquarie Infrastructure Co. LLC                            84,477
                               2,690  Macrovision Corp. (a)                                       36,315
                               4,440  Magma Design Automation, Inc. (a)                           42,491
                               3,900  Management Network Group, Inc. (a)                           7,410
                               2,000  Manhattan Associates, Inc. (a)                              45,860
                               5,716  Manpower, Inc.                                             321,582
                               1,995  Mantech International Corp. Class A (a)                     90,493
                               3,200  Marchex, Inc. Class B (b)                                   31,936
                               1,200  MarketAxess Holdings, Inc. (a)                              11,928
                               2,800  Marlin Business Services, Inc. (a)                          21,112
                               2,387  Matria Healthcare, Inc. (a)                                 53,230
                               4,900  Maxygen, Inc. (a)                                           31,654
                              11,277  McAfee, Inc. (a)                                           373,156
                               4,100  Mechanical Technology, Inc. (a)                              2,214
                               1,800  Medical Staffing Network Holdings, Inc. (a)                  8,424
                               6,300  Mentor Graphics Corp. (a)                                   55,629
                               3,500  Merge Healthcare, Inc. (a)                                   1,960
                                 925  Metro One Telecommunications, Inc. (a)                         675
                                 400  Michael Baker Corp. (a)                                      8,984
                               1,190  MicroStrategy, Inc. Class A (a)                             88,048
                               7,600  Microvision, Inc. (a)                                       18,392
                               3,700  Millennium Cell, Inc. (a)(b)                                   461
                               5,966  Mindspeed Technologies, Inc. (a)                             2,864
                               2,000  Moldflow Corp. (a)                                          34,880
                               1,100  Monotype Imaging Holdings, Inc. (a)                         16,621
                               3,200  Morningstar, Inc. (a)                                      196,320
                               7,200  NAVTEQ Corp. (a)                                           489,600
                              12,674  NCR Corp. (a)                                              289,347
                               3,200  NIC, Inc.                                                   22,752
                               2,800  NMS Communications Corp. (a)                                 4,200
                               1,900  NMT Medical, Inc. (a)                                        7,372
                                 800  NVE Corp. (a)(b)                                            19,704
                               5,800  National Instruments Corp.                                 151,612
                                 240  Natural Health Trends Corp. (a)                                214
                               2,400  Nautilus, Inc.                                               7,896
                                 313  NaviSite, Inc. (a)                                             692
                               4,300  Navigant Consulting, Inc. (a)                               81,614
                               4,620  NetFlix, Inc. (a)(b)                                       160,083
                                  57  NetManage, Inc. (a)                                            229
                               1,600  NetScout Systems, Inc. (a)                                  14,880
                                  20  NetSol Technologies, Inc. (a)                                   39
                               5,400  NetSuite, Inc. (a)(b)                                      116,316
                               5,400  NeuStar, Inc. Class A (a)                                  142,992
                                 200  New Century Equity Holdings Corp. (a)                           29
                               5,400  New Frontier Media, Inc.                                    24,084
                               2,231  New Motion, Inc.                                             9,815

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,100  NexCen Brands, Inc. (a)                              $      14,063
                               2,200  Nighthawk Radiology Holdings, Inc. (a)                      20,592
                               2,600  Nutri/System, Inc. (a)(b)                                   39,182
                               1,800  ORBCOMM, Inc. (a)                                            8,928
                               3,200  Odyssey Marine Exploration, Inc. (a)                        17,184
                               5,476  Omniture, Inc. (a)                                         127,098
                               2,500  On Assignment, Inc. (a)                                     15,875
                              16,300  On2 Technologies, Inc. (a)(b)                               16,626
                               1,900  Online Resources Corp. (a)                                  18,278
                                  60  Onvia, Inc. (a)                                                387
                              13,000  OpenTV Corp. (a)                                            15,340
                               6,061  Openwave Systems, Inc.                                      14,849
                               1,200  Opnet Technologies, Inc. (a)                                 9,768
                               3,400  Orbital Sciences Corp. (a)                                  81,940
                               1,745  Orchid Cellmark, Inc. (a)                                    4,973
                                 800  Overland Storage, Inc. (a)                                     904
                               2,700  PC Mall, Inc. (a)                                           28,701
                               1,200  PC-Tel, Inc. (a)                                             8,160
                                 900  PDI, Inc. (a)                                                7,578
                               3,000  PHH Corp. (a)                                               52,290
                               4,591  PLATO Learning, Inc. (a)                                    13,452
                                 570  PRG-Schultz International, Inc. (a)                          4,982
                                 700  PROS Holdings, Inc. (a)                                      8,785
                               2,900  Pacific Ethanol, Inc. (a)(b)                                12,673
                               2,000  Packeteer, Inc. (a)                                         10,180
                               8,000  Parametric Technology Corp. (a)                            127,840
                                 500  Pegasystems, Inc.                                            4,815
                               1,600  People Support, Inc. (a)                                    14,592
                               3,200  Perficient, Inc. (a)                                        25,408
                               7,500  Perot Systems Corp. Class A (a)                            112,800
                                 120  Pfsweb, Inc. (a)                                                95
                               1,450  PharmaNet Development Group, Inc. (a)                       36,584
                               3,500  Phase Forward, Inc. (a)                                     59,780
                               3,200  Phoenix Technologies Ltd. (a)                               50,112
                               7,529  Polycom, Inc. (a)                                          169,704
                               2,300  Pomeroy IT Solutions, Inc. (a)                              12,719
                                 933  Poniard Pharmaceuticals, Inc. (a)                            3,126
                                 530  Pre-Paid Legal Services, Inc. (a)                           22,477
                                  10  Prescient Applied Intelligence, Inc. (a)                         1
                               2,933  Priceline.com, Inc. (a)                                    354,482
                               3,200  Primus Guaranty Ltd. (a)(b)                                 11,456
                               1,600  The Princeton Review, Inc. (a)                              12,592
                               3,400  Progress Software Corp. (a)                                101,728
                               1,175  Protection One, Inc. (a)(b)                                 11,268
                               1,600  The Providence Service Corp. (a)                            48,000
                               1,700  QAD, Inc.                                                   14,297
                               2,800  Quality Systems, Inc.                                       83,636
                               7,300  Quest Software, Inc. (a)                                    95,411
                               1,000  Quixote Corp.                                                8,350
                               5,122  R.H. Donnelley Corp. (a)                                    25,917
                               6,375  RPC, Inc.                                                   96,836
                               2,500  Radiant Systems, Inc. (a)                                   34,925
                               9,000  RealNetworks, Inc. (a)                                      51,570
                              14,100  Red Hat, Inc. (a)                                          259,299

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,700  Renaissance Learning, Inc.                           $      23,783
                              14,200  Republic Services, Inc. Class A                            415,208
                               4,800  Resources Connection, Inc.                                  85,776
                               2,000  RightNow Technologies, Inc. (a)                             23,800
                               5,100  Riverbed Technology, Inc. (a)                               75,786
                               1,600  Rural Cellular Corp. Class A (a)                            70,768
                               4,100  Rural/Metro Corp. (a)                                        9,225
                               3,833  SAVVIS, Inc. (a)                                            62,363
                               4,800  SM&A (a)                                                    20,688
                               1,400  SPAR Group, Inc. (a)                                         1,414
                               2,009  SPSS, Inc. (a)                                              77,909
                               3,200  SRA International, Inc. Class A (a)                         77,792
                               2,400  SYKES Enterprises, Inc. (a)                                 42,216
                               1,100  SYNNEX Corp. (a)                                            23,342
                               1,229  Saba Software, Inc. (a)                                      4,609
                                  30  Salon Media Group, Inc. (a)                                     50
                               9,600  Sapient Corp. (a)                                           66,816
                                 100  Scientific Learning Corp. (a)                                  470
                               1,900  SeaChange International, Inc. (a)                           13,357
                               3,200  Secure Computing Corp. (a)                                  20,640
                               5,700  Selectica, Inc. (a)                                          7,752
                               2,200  Senomyx, Inc. (a)                                           12,980
                               4,666  Sequenom, Inc. (a)                                          30,329
                             106,125  Sirius Satellite Radio, Inc. (a)(b)                        303,518
                               4,000  Sirona Dental Systems, Inc. (a)                            107,880
                               2,200  Smith Micro Software, Inc. (a)                              13,464
                               4,700  Solera Holdings, Inc. (a)                                  114,492
                               6,500  Sonic Foundry, Inc. (a)                                      4,030
                               3,700  SonicWALL, Inc. (a)                                         30,229
                               1,800  Sourcefire, Inc. (a)                                        10,728
                               3,600  Sourceforge, Inc. (a)                                        7,164
                               2,300  Spartech Corp.                                              19,435
                               3,600  Spherion Corp. (a)                                          22,032
                                 500  Standard Parking Corp. (a)                                  10,480
                               1,800  The Standard Register Co.                                   14,022
                               2,100  Stanley, Inc. (a)                                           61,866
                                 800  Startek, Inc. (a)                                            7,368
                               6,900  Stericycle, Inc. (a)                                       355,350
                               2,440  Stratasys, Inc. (a)                                         43,432
                               5,000  Strategic Diagnostics, Inc. (a)                             18,650
                               1,200  Strayer Education, Inc.                                    183,000
                               1,900  SuccessFactors, Inc. (a)                                    18,544
                               3,000  SupportSoft, Inc. (a)                                        9,900
                               4,100  Switch and Data Facilities Co., Inc. (a)                    41,861
                              20,300  Sycamore Networks, Inc. (a)                                 74,298
                               2,400  Symyx Technologies Inc. (a)                                 18,000
                               2,400  Synchronoss Technologies, Inc. (a)                          48,072
                              10,105  Synopsys, Inc. (a)                                         229,485
                               1,600  Synplicity, Inc. (a)                                        12,528
                               3,000  Syntel, Inc.                                                79,950
                               1,300  Sypris Solutions, Inc.                                       5,369
                              13,800  TIBCO Software, Inc. (a)                                    98,532
                               1,700  TNS, Inc.                                                   35,088
                                 800  TRC Cos., Inc. (a)                                           3,496

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,600  Taleo Corp. Class A (a)                              $      50,440
                                  15  Technology Solutions Co. (a)                                    36
                               2,100  TechTarget, Inc. (a)                                        29,757
                               2,300  TechTeam Global, Inc. (a)                                   20,815
                                 200  TeleCommunication Systems, Inc. Class A (a)                    630
                               5,100  TeleTech Holdings, Inc. (a)                                114,546
                                 200  Tenfold Corp. (a)                                                6
                               4,225  Tetra Tech, Inc. (a)                                        82,430
                               5,350  Tetra Technologies, Inc. (a)                                84,744
                               2,300  TheStreet.com, Inc.                                         18,584
                               2,000  Thomas Group, Inc.                                           5,060
                               4,200  TradeStation Group, Inc. (a)                                35,784
                               4,500  The TriZetto Group, Inc. (a)                                75,105
                               3,400  Trident Microsystems, Inc. (a)                              17,510
                               3,200  TrueBlue, Inc. (a)                                          43,008
                               8,777  Tumbleweed Communications Corp. (a)                         10,708
                               5,693  URS Corp. (a)                                              186,104
                               2,600  Ultimate Software Group, Inc. (a)                           78,156
                              10,700  Unigene Laboratories, Inc. (a)                              18,725
                               5,153  United Online, Inc.                                         54,416
                               1,700  Universal Electronics, Inc. (a)                             41,157
                               1,255  Universal Technical Institute, Inc. (a)                     14,721
                               3,300  VASCO Data Security International, Inc. (a)                 44,979
                              28,700  VMware, Inc. (a)(b)                                      1,228,934
                                 800  VSE Corp.                                                   22,584
                               6,655  ValueClick, Inc. (a)                                       114,799
                               3,300  Veraz Networks, Inc. (a)                                     8,118
                               4,700  Verenium Corp. (a)(b)                                       16,544
                               1,574  Verso Technologies, Inc. (a)                                   244
                               1,450  Viad Corp.                                                  52,215
                               3,630  Vignette Corp. (a)                                          47,952
                               2,900  Virtusa Corp. (a)                                           28,304
                               3,800  VistaPrint Ltd. (a)                                        132,810
                               2,300  Vital Images, Inc. (a)                                      34,086
                               1,600  Volt Information Sciences, Inc. (a)                         27,136
                               5,525  Waste Connections, Inc. (a)                                169,839
                                 600  Waste Industries USA, Inc.                                  21,690
                               3,040  Watson Wyatt Worldwide, Inc.                               172,520
                                 666  Wave Systems Corp. Class A (a)                                 646
                               4,600  WebMD Health Corp. Class A (a)(b)                          108,422
                               4,600  Websense, Inc. (a)                                          86,250
                               3,523  Website Pros, Inc. (a)                                      34,631
                               5,750  Weight Watchers International, Inc.                        266,398
                                 500  Westaff, Inc. (a)                                            1,080
                               5,000  Wind River Systems, Inc. (a)                                38,700
                                 200  WorldGate Communications, Inc. (a)                              13
                               5,200  Zix Corp. (a)(b)                                            20,124
                                                                                           -------------
                                                                                              29,515,032
--------------------------------------------------------------------------------------------------------
Chemicals - 3.0%               1,200  AEP Industries, Inc. (a)                                    36,348
                               1,700  AMCOL International Corp.                                   53,091
                               1,425  Aceto Corp.                                                  9,889
                               5,800  Airgas, Inc.                                               263,726
                               6,800  Albemarle Corp.                                            248,336
                               1,400  Anika Therapeutics, Inc. (a)                                11,872

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,400  Arch Chemicals, Inc.                                 $      52,164
                                 200  Balchem Corp.                                                4,584
                               1,900  Bio-Rad Laboratories, Inc. Class A (a)                     169,005
                               3,400  Brady Corp.                                                113,662
                               4,400  Cabot Corp.                                                123,200
                               2,900  Calgon Carbon Corp. (a)(b)                                  43,645
                              11,000  Celanese Corp. Series A                                    429,550
                              14,900  Chemtura Corp.                                             109,366
                               3,400  Cytec Industries, Inc.                                     183,090
                               8,336  Entegris, Inc. (a)                                          59,936
                               3,000  Ferro Corp.                                                 44,580
                               1,500  GenTek Inc. (a)                                             45,120
                               5,100  Georgia Gulf Corp.                                          35,343
                               3,700  H.B. Fuller Co.                                             75,517
                                 300  Hawkins, Inc.                                                4,560
                              16,700  Huntsman Corp.                                             393,285
                               1,750  KMG Chemicals, Inc.                                         27,003
                               1,500  Koppers Holdings, Inc.                                      66,465
                               4,682  Kronos Worldwide, Inc.                                     113,070
                               1,000  LSB Industries, Inc. (a)                                    14,740
                               3,800  Landec Corp. (a)                                            32,034
                               4,515  Lubrizol Corp.                                             250,628
                                 450  Mace Security International, Inc. (a)                          698
                               1,600  Matrixx Initiatives, Inc. (a)                               23,424
                              32,700  The Mosaic Co. (a)                                       3,355,020
                              10,500  Nalco Holding Co.                                          222,075
                                 820  NewMarket Corp.                                             61,869
                               1,900  Nuco2, Inc. (a)                                             52,763
                               2,700  OM Group, Inc. (a)                                         147,258
                               5,092  Olin Corp.                                                 100,618
                               2,400  Omnova Solutions, Inc. (a)                                   9,576
                               2,000  OxiGene, Inc. (a)                                            3,640
                               5,500  PolyOne Corp. (a)                                           35,035
                               4,100  Polypore International, Inc. (a)                            84,829
                                 600  Quaker Chemical Corp.                                       18,774
                               8,600  RPM International, Inc.                                    180,084
                              28,200  Rentech, Inc. (a)                                           25,098
                               1,900  Repligen Corp. (a)                                           9,158
                               5,100  Rockwood Holdings, Inc. (a)                                167,127
                               1,600  Rogers Corp. (a)                                            53,456
                               6,450  Rollins, Inc.                                              114,101
                               2,800  SRS Labs Inc. (a)                                           14,896
                               2,400  Schawk, Inc.                                                38,376
                               3,400  Schulman A, Inc.                                            69,802
                               2,400  Sensient Technologies Corp.                                 70,776
                                 400  Stepan Co.                                                  15,292
                               1,300  TOR Minerals International, Inc. (a)                         2,548
                               1,600  Terra Nitrogen Co. LP (b)                                  178,480
                               1,600  Tredegar Corp.                                              29,136
                               1,300  Trex Co., Inc. (a)(b)                                       10,244
                               5,900  Tronox, Inc. Class A                                        23,541
                               5,300  UAP Holding Corp.                                          203,202
                               6,700  Valspar Corp.                                              132,928
                               1,900  WD-40 Co.                                                   63,175

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,900  W.R. Grace & Co. (a)                                 $     111,818
                               4,500  Westlake Chemical Corp.                                     58,725
                               1,600  Zep, Inc.                                                   25,952
                               2,500  Zoltek Cos., Inc. (a)(b)                                    66,300
                                                                                           -------------
                                                                                               8,793,603
--------------------------------------------------------------------------------------------------------
Construction - 1.7%            7,100  Aecom Technology Corp. (a)                                 184,671
                               1,000  American Woodmark Corp.                                     20,560
                                 600  Ameron International Corp.                                  56,118
                               3,400  Apogee Enterprises, Inc.                                    52,360
                               3,900  Armstrong World Industries, Inc.                           139,074
                               4,400  Beacon Roofing Supply, Inc. (a)                             44,000
                               1,064  Beazer Homes USA, Inc. (b)                                  10,055
                               2,000  BlueLinx Holdings, Inc.                                     10,180
                               1,876  Brookfield Homes Corp. (b)                                  31,517
                               2,600  Bucyrus International, Inc.                                264,290
                               1,900  Builders FirstSource, Inc. (a)(b)                           13,794
                               2,180  Building Material Holding Corp. (b)                          9,548
                               1,110  Cavco Industries, Inc. (a)                                  38,894
                               1,975  Ceradyne, Inc. (a)                                          63,121
                               3,800  Comstock Homebuilding Cos., Inc. Class A (a)(b)              3,230
                                 500  Dominion Homes, Inc. (a)                                       275
                               3,033  Dycom Industries, Inc. (a)                                  36,426
                               4,000  EMCOR Group, Inc. (a)                                       88,840
                               3,220  Eagle Materials, Inc.                                      114,471
                               2,950  Granite Construction, Inc.                                  96,494
                               6,000  Great Lakes Dredge & Dock Corp.                             31,020
                                 600  Hill International, Inc. (a)                                 7,506
                               6,000  Hovnanian Enterprises, Inc. Class A (a)(b)                  63,600
                               1,400  Huttig Building Products, Inc. (a)                           3,248
                               2,000  Insituform Technologies, Inc. Class A (a)                   27,660
                               1,800  Interline Brands, Inc. (a)                                  33,390
                              11,900  KBR, Inc.                                                  329,987
                                 700  L.S. Starrett Co. Class A                                   13,468
                               2,950  LSI Industries, Inc.                                        38,969
                               1,380  Levitt Corp. Class A (a)                                     2,732
                               3,516  MDC Holdings, Inc.                                         153,966
                               2,000  M/I Homes, Inc. (b)                                         33,960
                               2,900  Martin Marietta Materials, Inc. (b)                        307,893
                               3,700  Mastec, Inc. (a)                                            30,377
                               1,900  Meritage Homes Corp. (a)(b)                                 36,708
                               2,200  NCI Building Systems, Inc. (a)                              53,240
                                 333  NVR, Inc. (a)                                              198,968
                                 300  Orion Marine Group, Inc. (a)                                 3,585
                               9,500  Owens Corning, Inc. (a)                                    172,235
                                 500  PGT, Inc. (a)                                                1,370
                               3,700  Palm Harbor Homes, Inc. (a)(b)                              19,462
                                 100  Patriot Transportation Holding, Inc. (a)                     7,844
                                 500  Performance Technologies, Inc. (a)                           2,290
                               2,000  Perini Corp. (a)                                            72,460
                              12,035  Quanta Services, Inc. (a)                                  278,851
                               4,600  Quest Resource Corp. (a)                                    30,222
                               3,700  Ryland Group, Inc.                                         121,693
                               8,700  SBA Communications Corp. Class A (a)                       259,521
                               2,800  Simpson Manufacturing Co., Inc.                             76,104

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,300  Skyline Corp.                                        $      36,166
                               8,700  Standard-Pacific Corp. (b)                                  42,282
                               2,000  Texas Industries, Inc.                                     120,220
                              10,900  Toll Brothers, Inc. (a)                                    255,932
                                 500  UMH Properties, Inc.                                         4,990
                               5,600  U.S. Concrete, Inc. (a)                                     21,280
                               7,100  USG Corp. (a)(b)                                           261,422
                               6,200  WCI Communities, Inc. (a)(b)                                20,770
                               3,200  WESCO International, Inc. (a)                              116,768
                               4,200  Walter Industries, Inc.                                    263,046
                               5,300  Westell Technologies, Inc. Class A (a)                       7,950
                                                                                           -------------
                                                                                               4,841,073
--------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.6%     1,700  American Technology Corp. (a)                                3,366
                               6,340  Avis Budget Group, Inc. (a)                                 67,331
                                 800  Bassett Furniture Industries, Inc.                           9,872
                               4,400  Champion Enterprises, Inc. (a)                              44,132
                               2,500  Compx International, Inc.                                   23,000
                                 800  Conn's, Inc. (a)(b)                                         13,048
                               1,000  Design Within Reach, Inc. (a)                                2,850
                               1,700  Emerson Radio Corp. (a)                                      1,870
                               3,100  Ethan Allen Interiors, Inc.                                 88,133
                                 200  Flexsteel Industries, Inc.                                   2,696
                               5,000  Furniture Brands International, Inc.                        58,500
                              34,101  Gemstar-TV Guide International, Inc. (a)                   160,275
                               2,220  Griffon Corp. (a)                                           19,092
                               1,600  Haverty Furniture Cos., Inc.                                17,024
                               2,800  Helen of Troy Ltd. (a)                                      46,956
                              23,300  Hertz Global Holdings, Inc. (a)                            280,998
                               1,700  Hooker Furniture Corp.                                      37,978
                               4,700  Interface, Inc. Class A                                     66,035
                               2,800  Kimball International, Inc. Class B                         30,016
                                 200  Koss Corp.                                                   3,460
                               3,100  La-Z-Boy, Inc. (b)                                          25,854
                               2,700  Lifetime Brands, Inc. (b)                                   24,138
                                 500  Mac-Gray Corp. (a)                                           5,710
                               4,664  Mohawk Industries, Inc. (a)                                333,989
                                 400  National Presto Industries, Inc.                            20,960
                               7,500  RSC Holdings, Inc. (a)                                      81,750
                               4,505  Restoration Hardware, Inc. (a)                              19,552
                               1,700  Rockford Corp. (a)                                           2,567
                               6,100  Sealy Corp. (b)                                             46,360
                               5,250  Select Comfort Corp. (a)                                    18,900
                               2,400  Stanley Furniture Co., Inc.                                 29,784
                               1,600  Sturm Ruger & Co., Inc. (a)                                 13,184
                               3,800  Tempur-Pedic International, Inc. (b)                        41,800
                               2,890  Toro Co.                                                   119,617
                               6,600  United Rentals, Inc. (a)                                   124,344
                                 642  Virco Manufacturing Corp.                                    3,326
                                                                                           -------------
                                                                                               1,888,467
--------------------------------------------------------------------------------------------------------
Containers - 0.6%             11,600  Crown Holdings, Inc. (a)                                   291,856
                              18,800  Graphic Packaging Holding Co. (a)                           54,896
                               3,300  Greif, Inc.                                                224,169
                               3,600  Mobile Mini, Inc. (a)                                       68,400
                              11,400  Owens-Illinois, Inc. (a)                                   643,302

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,200  Silgan Holdings, Inc.                                $     158,816
                               7,000  Sonoco Products Co.                                        200,410
                               7,400  Temple-Inland, Inc.                                         94,128
                               4,600  Textainer Group Holdings Ltd.                               69,368
                               4,600  Trimas Corp. (a)                                            24,242
                                                                                           -------------
                                                                                               1,829,587
--------------------------------------------------------------------------------------------------------
Domestic Oil - 4.6%            8,600  Abraxas Petroleum Corp. (a)                                 28,380
                               3,200  Alon USA Energy, Inc.                                       48,672
                               7,700  American Oil & Gas, Inc. (a)                                25,179
                                 400  Approach Resources, Inc. (a)                                 6,272
                               2,600  Arena Resources, Inc. (a)                                  100,646
                               1,933  Atlas America, Inc.                                        116,830
                               4,000  Atlas Energy Resources LLC                                 124,000
                               2,400  Atlas Pipeline Holdings LP                                  65,664
                               6,400  BPZ Resources, Inc. (a)(b)                                 139,072
                               1,800  Basic Energy Services, Inc. (a)                             39,744
                               3,100  Bill Barrett Corp. (a)                                     146,475
                               3,700  Bois d'Arc Energy, Inc. (a)                                 79,513
                               1,300  Bolt Technology Corp. (a)                                   23,959
                               4,400  BreitBurn Energy Partners LP (b)                            88,352
                              11,000  CNX Gas Corp. (a)                                          355,080
                               1,000  Callon Petroleum Co. (a)                                    18,090
                                 500  Cano Petroleum, Inc. (a)                                     2,340
                               2,100  Carrizo Oil & Gas, Inc. (a)                                124,467
                               1,400  Clayton Williams Energy, Inc. (a)                           73,486
                               3,200  Clean Energy Fuels Corp. (a)                                42,752
                               2,600  Comstock Resources, Inc. (a)                               104,780
                               5,500  Concho Resources, Inc. (a)                                 141,020
                              12,200  Continental Resources, Inc. (a)                            389,058
                               3,200  Crosstex Energy LP                                          98,368
                               6,535  Delta Petroleum Corp. (a)                                  147,103
                              10,300  Diamond Offshore Drilling, Inc.                          1,198,920
                               1,300  Dorchester Minerals LP                                      27,300
                               6,200  Dresser-Rand Group, Inc. (a)                               190,650
                                 300  Duncan Energy Partners LP                                    5,544
                                 100  EV Energy Partner LP                                         2,565
                               6,200  EXCO Resources, Inc. (a)                                   114,700
                               4,900  Edge Petroleum Corp. (a)                                    19,747
                               1,589  Enbridge Energy Management LLC (a)                          77,273
                               6,600  Enbridge Energy Partners LP                                313,830
                               3,800  Encore Acquisition Co. (a)                                 153,064
                               2,700  Encore Energy Partners LP (b)                               57,510
                              23,000  Endeavour International Corp. (a)(b)                        30,590
                               2,326  Energy Partners Ltd. (a)                                    22,027
                              16,200  Energy Transfer Equity LP                                  506,088
                               5,400  FX Energy, Inc. (a)                                         23,004
                               8,400  Frontier Oil Corp.                                         228,984
                               1,700  GMX Resources Inc. (a)(b)                                   59,381
                               5,100  Gasco Energy, Inc. (a)                                      12,444
                               1,500  Geokinetics, Inc. (a)                                       27,180
                               8,530  Global Industries Ltd. (a)                                 137,248
                               1,930  Gulf Island Fabrication, Inc.                               55,430
                               1,600  Gulfmark Offshore, Inc. (a)                                 87,552
                               3,700  Harvest Natural Resources, Inc. (a)                         44,622

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               6,684  Helix Energy Solutions Group, Inc. (a)               $     210,546
                               7,600  Hercules Offshore, Inc. (a)                                190,912
                               1,800  Hiland Holdings GP LP                                       41,580
                                 600  Hiland Partners LP                                          27,294
                               4,700  Holly Corp.                                                204,027
                               1,200  Inergy Holdings LP                                          46,740
                               8,500  Key Energy Services, Inc. (a)                              114,070
                                 900  Legacy Reserves LP (b)                                      17,964
                               8,000  Linn Energy LLC (b)                                        152,000
                               4,800  Magellan Midstream Partners LP                             194,400
                               5,499  Mariner Energy, Inc. (a)                                   148,528
                               4,582  MarkWest Energy Partners LP                                141,308
                               2,000  Matrix Service Co. (a)                                      34,360
                               5,200  McMoRan Exploration Co. (a)(b)                              89,908
                               5,100  Meridian Resource Corp. (a)                                  7,548
                               9,798  Newfield Exploration Co. (a)                               517,824
                               3,600  Nustar Energy LP                                           174,384
                                 700  OYO Geospace Corp. (a)                                      31,794
                              12,310  Patterson-UTI Energy, Inc.                                 322,276
                              12,401  PetroHawk Energy Corp. (a)                                 250,128
                               3,600  Petroquest Energy, Inc. (a)                                 62,424
                               9,175  Pioneer Natural Resources Co.                              450,676
                               7,919  Plains Exploration & Production Co. (a)                    420,816
                              12,700  Pride International, Inc. (a)                              443,865
                              11,160  Quicksilver Resources, Inc. (a)                            407,675
                               9,600  Ram Energy Resources, Inc. (a)                              47,232
                               5,100  Rosetta Resources, Inc. (a)                                100,317
                               4,600  St. Mary Land & Exploration Co.                            177,100
                               1,979  Stone Energy Corp. (a)                                     103,521
                               2,400  Suburban Propane Partners LP                                93,192
                               1,700  Sunoco Logistics Partners LP (b)                            82,960
                               6,526  Superior Energy Services, Inc. (a)                         258,560
                               3,600  Superior Offshore International, Inc. (a)                   11,916
                               2,900  Superior Well Services, Inc. (a)                            63,423
                               9,000  Syntroleum Corp. (a)                                         5,580
                               6,500  TEPPCO Partners LP                                         224,185
                               5,300  Teekay Corp.                                               225,091
                               1,400  Teekay Offshore Partners LP                                 32,410
                               1,900  Transmontaigne Partners LP                                  53,884
                               4,500  Tri-Valley Corp. (a)(b)                                     26,955
                              11,700  Ultra Petroleum Corp. (a)                                  906,750
                               1,300  Union Drilling, Inc. (a)                                    22,737
                               4,400  Vaalco Energy, Inc. (a)                                     21,868
                               5,200  W&T Offshore, Inc.                                         177,372
                               4,200  Warren Resources, Inc. (a)                                  49,854
                               5,000  Western Refining, Inc.                                      67,350
                               2,800  Whiting Petroleum Corp. (a)                                181,020
                               1,100  Williams Pipeline Partners LP (a)                           19,195
                                                                                           -------------
                                                                                              13,580,474
--------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.7%        2,200  ABX Holdings, Inc. (a)                                       6,468
                               1,600  AMAG Pharmaceuticals, Inc. (a)                              64,688
                               3,500  AMERIGROUP Corp. (a)                                        95,655
                              11,652  APP Pharmaceuticals, Inc. (a)(b)                           140,756
                               3,300  ARYx Therapeutics, Inc. (a)                                 26,070

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 900  ATS Medical, Inc. (a)                                $       1,269
                               7,050  AVANIR Pharmaceuticals Class A (a)                           7,050
                               3,100  AVI BioPharma, Inc. (a)                                      5,704
                               1,600  Abaxis, Inc. (a)                                            37,072
                               1,100  Abiomed, Inc. (a)                                           14,454
                               2,913  The Abraxis Bioscience, Inc. (a)                           172,100
                               4,500  Acadia Pharmaceuticals, Inc. (a)                            40,770
                               1,600  Accelrys, Inc. (a)                                           8,656
                               4,800  Accuray, Inc. (a)                                           37,488
                               2,800  Acorda Therapeutics, Inc. (a)                               50,260
                               1,000  Acura Pharmaceuticals, Inc. (a)                              8,500
                               7,100  Adolor Corp. (a)                                            32,447
                               4,235  Advanced Medical Optics, Inc. (a)(b)                        85,970
                               2,400  Affymax, Inc. (a)                                           33,840
                               1,100  Air Methods Corp. (a)                                       53,207
                               2,000  Albany Molecular Research, Inc. (a)                         24,280
                               3,100  Alexion Pharmaceuticals, Inc. (a)                          183,830
                               3,600  Alexza Pharmaceuticals, Inc. (a)                            24,768
                               4,900  Align Technology, Inc. (a)                                  54,439
                               7,300  Alkermes, Inc. (a)                                          86,724
                                   2  Allegro Biodiesel Corp. (a)                                      0
                               3,300  Alliance Imaging, Inc. (a)                                  28,380
                               6,800  Allos Therapeutics, Inc. (a)                                41,344
                               4,045  Allscripts Healthcare Solutions, Inc. (a)                   41,744
                               4,100  Alpharma, Inc. Class A (a)                                 107,461
                                 500  Altus Pharmaceuticals, Inc. (a)                              2,275
                               1,967  Amedisys, Inc. (a)                                          77,382
                                 800  America Service Group, Inc. (a)                              4,848
                               5,200  American Medical Systems Holdings, Inc. (a)                 73,788
                               3,100  Amicus Therapeutics, Inc. (a)(b)                            33,170
                               2,400  Amsurg Corp. (a)                                            56,832
                               9,800  Amylin Pharmaceuticals, Inc. (a)                           286,258
                               1,700  Anadys Pharmaceuticals, Inc. (a)                             2,584
                                 400  Anesiva, Inc. (a)                                            1,272
                               2,590  AngioDynamics, Inc. (a)                                     29,940
                               3,100  Animal Health International, Inc. (a)                       33,914
                               9,300  Antigenics, Inc. (a)(b)                                     21,948
                               4,300  Applera Corp. - Celera Genomics Group (a)                   63,210
                               3,100  Apria Healthcare Group, Inc. (a)                            61,225
                               1,900  Arcadia Resources, Inc. (a)                                  1,634
                               2,000  Ardea Biosciences, Inc. (a)                                 26,000
                               4,240  Arena Pharmaceuticals, Inc. (a)                             29,002
                               8,800  Ariad Pharmaceuticals, Inc. (a)                             29,656
                               2,430  Arqule, Inc. (a)                                            10,400
                               4,300  Array Biopharma, Inc. (a)                                   30,143
                               2,600  ArthroCare Corp. (a)(b)                                     86,710
                               1,100  Aspect Medical Systems, Inc. (a)                             6,710
                                 700  AspenBio Pharma, Inc. (a)                                    3,997
                               4,800  Assisted Living Concepts, Inc. (a)                          28,272
                               8,400  Atherogenics, Inc. (a)(b)                                    6,720
                               3,600  Auxilium Pharmaceuticals, Inc. (a)                          96,264
                                 366  Avant Immunotherapeutics, Inc. (a)                           3,587
                               1,000  Avigen, Inc. (a)                                             2,790
                               1,700  Barrier Therapeutics, Inc. (a)                               5,797

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,400  Beckman Coulter, Inc.                                $     284,020
                                 900  Bentley Pharmaceuticals, Inc. (a)                           14,625
                               1,700  Bio-Reference Labs, Inc. (a)                                44,931
                               1,700  BioCryst Pharmaceuticals, Inc. (a)                           7,837
                                 600  Biodel, Inc. (a)                                             6,510
                               1,000  BioForm Medical, Inc. (a)                                    4,600
                               2,400  Biolase Technology, Inc. (a)                                 7,416
                               7,700  BioMarin Pharmaceuticals, Inc. (a)                         272,349
                                 400  BioMimetic Therapeutics, Inc. (a)                            3,200
                               3,363  Biopure Corp. Class A (a)(b)                                 1,681
                               2,596  Bioscript, Inc. (a)                                         17,549
                                 900  BioSphere Medical, Inc. (a)                                  4,131
                               2,050  CONMED Corp. (a)                                            52,562
                               4,300  CV Therapeutics, Inc. (a)                                   30,659
                                 900  Cadence Pharmaceuticals, Inc. (a)                            5,355
                              16,300  Calypte Biomedical Corp. (a)                                 1,222
                               2,100  Cambrex Corp.                                               14,553
                               1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                 21,540
                               3,210  Cardiac Science Corp. (a)                                   26,803
                               2,700  Cardica, Inc. (a)                                           19,953
                               2,900  CardioDynamics International Corp. (a)                         725
                               1,476  Cardiotech International, Inc. (a)                             797
                               3,950  Cell Therapeutics, Inc. (a)(b)                               2,607
                               3,100  Centene Corp. (a)                                           43,214
                               5,300  Cephalon, Inc. (a)                                         341,320
                               1,400  Cerus Corp. (a)                                              8,078
                               4,792  Charles River Laboratories International, Inc. (a)         282,440
                                 100  Chelsea Therapeutics International, Inc. (a)                   500
                              11,200  Clarient, Inc. (a)                                          15,680
                                 687  Clinical Data, Inc. (a)                                     12,703
                               2,500  Collagenex Pharmaceuticals, Inc. (a)                        41,425
                               7,400  Columbia Laboratories, Inc. (a)(b)                          15,762
                               6,500  Community Health Systems, Inc. (a)                         218,205
                               3,300  Conceptus, Inc. (a)                                         61,248
                               3,143  The Cooper Cos., Inc.                                      108,213
                               1,500  Corvel Corp. (a)                                            45,885
                               1,900  Cougar Biotechnology, Inc. (a)                              39,900
                               4,800  Covance, Inc. (a)                                          398,256
                               2,000  CryoLife, Inc. (a)                                          18,800
                               4,100  Cubist Pharmaceuticals, Inc. (a)                            75,522
                               3,300  Curis, Inc. (a)                                              4,620
                                 900  Cutera, Inc. (a)                                            12,123
                               1,500  Cyberonics, Inc. (a)(b)                                     21,750
                               1,600  Cynosure, Inc. Class A (a)                                  34,080
                               4,200  Cypress Bioscience, Inc. (a)                                30,072
                                 930  Cytogen Corp. (a)                                              530
                               1,700  Cytokinetics, Inc. (a)                                       5,644
                              10,200  CytRx Corp. (a)(b)                                          11,322
                               1,400  Datascope Corp.                                             58,002
                               7,800  DaVita, Inc. (a)                                           372,528
                                 900  Daxor Corp. (a)                                             11,997
                               8,830  Dendreon Corp. (a)(b)                                       42,561
                              10,800  Dentsply International, Inc.                               416,880
                               7,300  Depomed, Inc. (a)(b)                                        24,820

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,900  DexCom, Inc. (a)                                     $      16,146
                               1,300  Dialysis Corp. of America (a)                                9,477
                              10,100  Discovery Laboratories, Inc. (a)                            23,735
                               7,200  Durect Corp. (a)                                            37,800
                               1,300  Dusa Pharmaceuticals, Inc. (a)(b)                            3,263
                                   4  Dynacq Healthcare, Inc. (a)                                     18
                               4,700  Dynavax Technologies Corp. (a)                               9,212
                               7,566  EPIX Pharmaceuticals, Inc. (a)                              10,819
                               1,700  E-Z-EM, Inc. (a)                                            35,649
                               4,100  Edwards Lifesciences Corp. (a)                             182,655
                               1,100  Emergency Medical Services Corp. (a)                        27,159
                                 600  Emergent Biosolutions, Inc. (a)                              5,352
                               2,100  Emeritus Corp. (a)                                          43,806
                               4,800  Emisphere Technologies, Inc. (a)                             8,016
                               9,400  Endo Pharmaceuticals Holdings, Inc. (a)                    225,036
                               6,200  Endologix, Inc. (a)                                         18,538
                               4,300  Entremed, Inc. (a)                                           2,967
                               1,373  Enzo Biochem, Inc. (a)                                      12,481
                               5,900  Enzon Pharmaceuticals, Inc. (a)                             54,339
                                 673  EpiCept Corp. (a)                                              343
                                 725  Escalon Medical Corp. (a)                                    2,320
                               7,183  ev3, Inc. (a)                                               58,470
                               1,600  Exact Sciences Corp. (a)                                     4,656
                                 700  Exactech, Inc. (a)                                          17,633
                               2,900  FGX International Holdings Ltd. (a)                         34,684
                                 692  Fonar Corp. (a)                                              2,623
                               3,600  GTx, Inc. (a)                                               57,888
                                 566  Genaera Corp. (a)                                              945
                               1,060  Genelabs Technologies, Inc. (a)                                901
                              78,340  Genentech, Inc. (a)(b)                                   6,359,641
                               2,100  Genitope Corp. (a)                                             525
                               2,700  Genomic Health, Inc. (a)                                    51,003
                               3,800  Gen-Probe, Inc. (a)                                        183,160
                               1,300  Genta, Inc. (a)                                                494
                                 900  GenVec, Inc. (a)                                             1,584
                                 700  Genoptix, Inc. (a)                                          17,507
                               3,800  Geron Corp. (a)(b)                                          18,544
                               1,200  Greatbatch, Inc. (a)                                        22,092
                               2,500  HMS Holdings Corp. (a)                                      71,375
                               2,000  Haemonetics Corp. (a)                                      119,160
                               7,300  Halozyme Therapeutics, Inc. (a)                             46,428
                               1,800  Hansen Medical, Inc. (a)(b)                                 25,308
                               5,100  Health Grades Inc. (a)                                      26,928
                              13,080  Health Management Associates, Inc. Class A                  69,193
                               7,480  Health Net, Inc. (a)                                       230,384
                               3,077  Healthcare Services Group, Inc.                             63,509
                               3,800  HealthExtras, Inc. (a)                                      94,392
                               5,400  HealthSouth Corp. (a)                                       96,066
                               4,300  HealthSpring, Inc. (a)                                      60,544
                               1,900  HealthTronics, Inc. (a)                                      6,156
                               3,100  Healthways, Inc. (a)                                       109,554
                                 500  Helicos BioSciences Corp. (a)                                3,020
                               1,300  Hemispherx Biopharma, Inc. (a)                                 923
                               6,800  Henry Schein, Inc. (a)                                     390,320

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,000  Herbalife Ltd.                                       $     237,500
                               4,345  Hillenbrand Industries, Inc. (a)                           207,691
                               1,075  Hi-Tech Pharmacal Co., Inc. (a)                              9,729
                               2,300  Hollis-Eden Pharmaceuticals, Inc. (a)                        4,025
                               8,668  Hologic, Inc. (a)                                          481,941
                               4,600  Hooper Holmes, Inc. (a)                                      2,990
                               9,700  Human Genome Sciences, Inc. (a)                             57,133
                               2,900  Hydron Technologies, Inc. (a)                                  209
                               1,600  ICU Medical, Inc. (a)                                       46,032
                               2,100  II-VI, Inc. (a)                                             79,758
                               2,700  I-Flow Corp. (a)                                            37,881
                               4,500  Idexx Laboratories, Inc. (a)                               221,670
                               6,321  ImClone Systems, Inc. (a)                                  268,137
                               6,137  Immucor, Inc. (a)                                          130,964
                               4,000  Immunicon Corp. (a)(b)                                       1,200
                               2,900  ImmunoGen, Inc. (a)                                         10,382
                               8,300  Immunomedics, Inc. (a)                                      23,323
                               7,600  Incyte Corp. (a)                                            79,876
                               8,400  Indevus Pharmaceuticals, Inc. (a)                           40,068
                               4,200  Insmed, Inc. (a)                                             2,814
                               6,400  Inspire Pharmaceuticals, Inc. (a)                           24,640
                               1,100  Insulet Corp. (a)                                           15,840
                               2,600  Integra LifeSciences Holdings Corp. (a)                    113,022
                               3,900  InterMune, Inc. (a)                                         56,862
                               2,600  Introgen Therapeutics, Inc. (a)(b)                           8,086
                               2,750  Intuitive Surgical, Inc. (a)                               891,963
                               1,900  Invacare Corp.                                              42,332
                               5,275  Inverness Medical Innovations, Inc. (a)                    158,778
                               7,700  Isis Pharmaceuticals, Inc. (a)(b)                          108,647
                               5,300  Ista Pharmaceuticals, Inc. (a)(b)                           10,229
                               6,200  Javelin Pharmaceuticals, Inc. (a)                           17,422
                                 700  Jazz Pharmaceuticals, Inc. (a)                               6,314
                               2,900  K-V Pharmaceutical Co. Class A (a)                          72,384
                               1,600  Kendle International, Inc. (a)                              71,872
                               1,700  Kensey Nash Corp. (a)                                       49,215
                               2,690  Kindred Healthcare, Inc. (a)                                58,830
                               5,115  Kinetic Concepts, Inc. (a)                                 236,466
                               1,700  Kosan Biosciences, Inc. (a)                                  2,669
                               2,250  LCA-Vision, Inc. (b)                                        28,125
                               2,300  LHC Group, Inc. (a)                                         38,640
                               5,540  La Jolla Pharmaceutical Co. (a)                             10,914
                               1,210  Lakeland Industries, Inc. (a)                               14,145
                                 700  Landauer, Inc.                                              35,238
                                 300  Langer, Inc. (a)                                               627
                                 800  Lectec Corp. (a)                                             1,408
                               3,000  Lexicon Genetics, Inc. (a)                                   6,060
                               2,500  LifeCell Corp. (a)                                         105,075
                               5,145  LifePoint Hospitals, Inc. (a)                              141,333
                               8,200  Ligand Pharmaceuticals, Inc. Class B                        32,800
                               6,200  Lincare Holdings, Inc. (a)                                 174,282
                                 300  MAP Pharmaceuticals, Inc. (a)                                4,191
                               1,600  MEDTOX Scientific, Inc. (a)                                 21,104
                               2,779  Magellan Health Services, Inc. (a)                         110,299
                               3,100  Mannatech, Inc. (b)                                         22,103

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               7,600  MannKind Corp. (a)(b)                                $      45,372
                               2,200  Martek Biosciences Corp. (a)                                67,254
                               3,900  Masimo Corp. (a)                                           101,400
                               9,100  Medarex, Inc. (a)                                           80,535
                               3,100  MedAssets, Inc. (a)                                         45,942
                               1,500  MedCath Corp. (a)                                           27,300
                                 900  Medical Action Industries, Inc. (a)                         14,787
                               4,870  Medicines Co. (a)                                           98,374
                               3,900  Medicis Pharmaceutical Corp. Class A                        76,791
                               2,100  Medifast, Inc. (a)                                           8,883
                               2,830  Medis Technologies Ltd. (a)(b)                              25,668
                               3,000  Medivation, Inc. (a)                                        42,690
                                 100  Memory Pharmaceuticals Corp. (a)                                50
                               3,100  Mentor Corp.                                                79,732
                               2,925  Meridian Bioscience, Inc.                                   97,783
                               2,768  Merit Medical Systems, Inc. (a)                             43,817
                               2,500  Metabolix, Inc. (a)                                         27,375
                                 300  Metropolitan Health Networks, Inc. (a)                         675
                                 533  Micromet, Inc. (a)                                             933
                               2,100  Micrus Endovascular Corp. (a)                               25,956
                               7,900  MiddleBrook Pharmaceuticals, Inc. (a)(b)                    31,679
                              22,638  Millennium Pharmaceuticals, Inc. (a)                       349,983
                               2,100  Mine Safety Appliances Co.                                  86,499
                                 400  Molecular Insight Pharmaceuticals, Inc. (a)                  2,704
                               2,000  Molina Healthcare, Inc. (a)                                 48,840
                               2,700  Momenta Pharmaceuticals, Inc. (a)                           29,511
                              13,060  Monogram Biosciences, Inc. (a)                              13,844
                               3,200  Myriad Genetics, Inc. (a)                                  128,928
                               4,800  NBTY, Inc. (a)                                             143,760
                               3,440  NPS Pharmaceuticals, Inc. (a)                               13,416
                               3,500  Nabi Biopharmaceuticals (a)                                 14,070
                                 200  Nanosphere, Inc. (a)                                         1,732
                                 150  National Dentex Corp. (a)                                    1,934
                                 400  National Healthcare Corp.                                   19,480
                               2,400  Natus Medical, Inc. (a)                                     43,560
                               8,600  Nektar Therapeutics (a)                                     59,684
                               4,486  Neopharm, Inc. (a)                                           2,513
                               1,900  Neose Technologies, Inc. (a)                                   530
                               5,345  Neurocrine Biosciences, Inc. (a)                            28,863
                               2,600  Neurogen Corp. (a)                                           4,836
                               1,700  Neurometrix, Inc. (a)(b)                                     3,094
                               3,000  Northfield Laboratories, Inc. (a)(b)                         2,970
                              19,600  Nova Biosource Fuels, Inc. (a)(b)                           29,596
                               4,000  Novacea, Inc. (a)                                           10,800
                               3,500  Novavax, Inc. (a)                                            9,310
                               3,000  Noven Pharmaceuticals, Inc. (a)                             26,940
                               2,600  NuVasive, Inc. (a)                                          89,726
                               1,400  Nutraceutical International Corp. (a)                       18,200
                              10,221  Nuvelo, Inc. (a)                                             7,257
                               6,500  NxStage Medical, Inc. (a)                                   28,080
                               4,867  OSI Pharmaceuticals, Inc. (a)                              181,977
                               2,700  Obagi Medical Products, Inc. (a)                            23,436
                               3,850  Odyssey HealthCare, Inc. (a)                                34,650
                               7,900  Omnicare, Inc.                                             143,464

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,600  Omrix Biopharmaceuticals, Inc. (a)                   $      22,400
                               3,900  Onyx Pharmaceuticals, Inc. (a)                             113,217
                               8,100  Opko Health, Inc. (a)(b)                                    16,848
                               4,775  OraSure Technologies, Inc. (a)                              34,905
                               1,900  Ore Pharmaceuticals, Inc. (a)                                1,041
                               1,200  Orexigen Therapeutics, Inc. (a)                             12,360
                               1,500  Orthofix International NV (a)                               59,655
                               4,100  Orthologic Corp. (a)                                         3,485
                               5,920  Orthovita, Inc. (a)                                         15,274
                                 550  Oscient Pharmaceuticals Corp. (a)                              957
                               1,300  Osiris Therapeutics, Inc. (a)(b)                            16,354
                               3,300  Osteotech, Inc. (a)                                         15,675
                               2,400  Owens & Minor, Inc.                                         94,416
                               8,300  PDL BioPharma, Inc. (a)                                     87,897
                               4,700  PSS World Medical, Inc. (a)                                 78,302
                               4,500  Pain Therapeutics, Inc. (a)                                 38,025
                              11,006  Panacos Pharmaceuticals, Inc. (a)                            7,704
                               2,400  Par Pharmaceutical Cos., Inc. (a)                           41,736
                               5,100  Parexel International Corp. (a)                            133,110
                               3,500  Pediatrix Medical Group, Inc. (a)                          235,900
                               4,600  Penwest Pharmaceuticals Co. (a)                             11,960
                              20,800  Peregrine Pharmaceuticals, Inc. (a)(b)                       9,776
                               7,300  Perrigo Co.                                                275,429
                               3,100  PetMed Express, Inc. (a)                                    34,379
                               9,200  Pharmaceutical Product Development, Inc.                   385,480
                                 700  Pharmacopeia Drug Discovery, Inc. (a)                        2,576
                               2,290  Pharmacyclics, Inc. (a)                                      1,718
                               2,300  Pharmasset, Inc. (a)                                        41,469
                               3,623  PharMerica Corp. (a)                                        60,033
                               1,140  Pharmos Corp. (a)                                              536
                               2,900  Power Medical Interventions, Inc. (a)                       17,444
                               3,300  Pozen, Inc. (a)                                             34,188
                               2,500  Prestige Brands Holdings, Inc. (a)                          20,450
                               3,200  Progenics Pharmaceuticals, Inc. (a)                         20,896
                                 800  ProxyMed, Inc. (a)                                             952
                                 125  Psychemedics Corp.                                           2,225
                               4,632  Psychiatric Solutions, Inc. (a)                            157,117
                               2,700  QMed, Inc. (a)                                                 284
                               7,600  Questcor Pharmaceuticals, Inc. (a)                          31,312
                               1,900  Quidel Corp. (a)                                            30,514
                               1,600  RTI Biologics, Inc. (a)                                     15,120
                                 509  RXi Pharmaceuticals Corp. (a)                                3,949
                                 800  RadNet, Inc. (a)                                             5,632
                               4,800  Regeneron Pharmaceuticals, Inc. (a)                         92,112
                               2,100  RehabCare Group, Inc. (a)                                   31,500
                               1,600  Reliv International, Inc.                                   10,640
                               1,300  Repros Therapeutics, Inc. (a)                               12,714
                               1,800  Renovis, Inc. (a)                                            4,248
                               1,200  Res-Care, Inc. (a)                                          20,580
                               5,300  ResMed, Inc. (a)                                           223,554
                               1,300  Retractable Technologies, Inc. (a)                           2,080
                               3,565  Rigel Pharmaceuticals, Inc. (a)                             66,523
                               2,200  Rochester Medical Corp. (a)                                 22,440
                               5,703  Salix Pharmaceuticals Ltd. (a)                              35,815

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,100  Sangamo Biosciences, Inc. (a)(b)                     $      41,656
                               2,700  Santarus, Inc. (a)                                           6,939
                               3,884  Savient Pharmaceuticals, Inc. (a)                           77,680
                               5,700  Sciclone Pharmaceuticals, Inc. (a)                          10,773
                               3,350  Sciele Pharma, Inc. (a)                                     65,325
                               6,700  Seattle Genetics, Inc. (a)                                  60,970
                               7,755  Sepracor, Inc. (a)                                         151,378
                               1,200  Sirtris Pharmaceuticals, Inc. (a)                           15,588
                               2,700  Skilled Healthcare Group, Inc. Class A (a)                  29,646
                               3,000  Somaxon Pharmaceuticals, Inc. (a)                           14,250
                               3,500  Sonic Innovations, Inc. (a)                                 16,905
                               2,000  SonoSite, Inc. (a)                                          56,860
                               1,900  Sparta Surgical Corp. (a)                                        0
                               3,800  Spectranetic Corp. (a)                                      31,768
                                  16  Spectrum Pharmaceuticals, Inc. (a)                              40
                               2,400  Staar Surgical Co. (a)                                       6,168
                              10,100  Star Scientific, Inc. (a)                                   15,554
                               5,400  StemCells, Inc. (a)                                          8,478
                               2,600  Stereotaxis, Inc. (a)                                       15,392
                               3,700  Steris Corp.                                                99,271
                               2,000  Sucampo Pharmaceuticals, Inc. Class A (a)                   16,000
                               3,100  Sun Healthcare Group, Inc. (a)                              40,734
                               3,100  Sunrise Senior Living, Inc. (a)                             69,068
                               3,130  SuperGen, Inc. (a)                                           7,856
                               1,400  SurModics, Inc. (a)(b)                                      58,632
                               1,200  Symmetry Medical, Inc. (a)                                  19,920
                                 900  Synovis Life Technologies, Inc. (a)                         14,112
                                 900  Synta Pharmaceuticals Corp. (a)                              7,281
                               8,500  SyntheMed, Inc. (a)                                          3,145
                                  50  Synvista Therapeutics, Inc. (a)                                113
                                 880  Tapestry Pharmaceuticals, Inc. (a)                              45
                                 850  Targeted Genetics Corp. (a)                                    825
                               2,600  Techne Corp. (a)                                           175,136
                               8,430  Telik, Inc. (a)(b)                                          20,569
                               6,000  Tercica, Inc. (a)(b)                                        34,380
                               1,900  Theragenics Corp. (a)                                        7,486
                               4,500  Theravance, Inc. (a)                                        47,385
                               5,000  Third Wave Technologies, Inc. (a)                           46,100
                               4,000  Thoratec Corp. (a)                                          57,160
                               7,300  Threshold Pharmaceuticals, Inc. (a)                          2,847
                               2,800  Titan Pharmaceuticals, Inc. (a)                              4,228
                               4,700  Tomotherapy, Inc. (a)                                       67,445
                                 375  TorreyPines Therapeutics, Inc. (a)                             514
                                 400  Trans1, Inc (a)                                              4,660
                                 900  Transgenomic, Inc. (a)                                         396
                               2,900  Trimeris, Inc. (a)(b)                                       18,908
                               1,100  Triple-S Management Corp. (a)                               19,415
                                 400  Trubion Pharmaceuticals, Inc. (a)                            3,776
                                 800  US Physical Therapy, Inc. (a)                               11,536
                               1,700  USANA Health Sciences, Inc. (a)                             37,451
                                 400  Uluru, Inc. (a)                                                900
                               1,900  United Therapeutics Corp. (a)                              164,730
                               2,700  Universal Display Corp. (a)(b)                              38,664
                               3,700  Universal Health Services, Inc. Class B                    198,653

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,700  Urologix, Inc. (a)                                   $       1,411
                               1,100  Utah Medical Products, Inc.                                 32,637
                               5,840  VCA Antech, Inc. (a)                                       159,724
                               5,200  Valeant Pharmaceuticals International (a)                   66,716
                               2,000  Vanda Pharmaceuticals, Inc. (a)                              7,740
                               9,362  Vertex Pharmaceuticals, Inc. (a)                           223,658
                                   9  Via Pharmaceuticals, Inc. (a)                                   26
                               1,000  Vical, Inc. (a)                                              3,520
                               4,000  ViroPharma, Inc. (a)                                        35,760
                               1,600  Virtual Radiologic Corp. (a)                                24,448
                                 900  Vital Signs, Inc.                                           45,585
                               6,800  Vivus, Inc. (a)                                             41,004
                                  60  Vnus Medical Technologies, Inc. (a)                          1,091
                               3,200  Volcano Corp. (a)                                           40,000
                              18,200  Warner Chilcott Ltd. (a)                                   327,600
                               1,900  West Pharmaceutical Services, Inc.                          84,037
                               2,700  Wright Medical Group, Inc. (a)                              65,178
                              14,200  XOMA Ltd. (a)(b)                                            36,778
                                 900  XTENT, Inc. (a)                                              4,500
                               1,900  Xenoport, Inc. (a)                                          76,893
                               2,700  Zila, Inc. (a)                                                 459
                               2,510  Zoll Medical Corp. (a)                                      66,741
                               6,300  ZymoGenetics, Inc. (a)(b)                                   61,740
                                 170  Vermillion, Inc. (a)                                           529
                                 330  Vion Pharmaceuticals, Inc. (a)                                 452
                                                                                           -------------
                                                                                              28,456,433
--------------------------------------------------------------------------------------------------------
Electronics - 6.6%             7,300  8x8, Inc. (a)(b)                                             7,154
                                 100  ACE*COMM Corp. (a)                                              54
                               3,100  APAC Customer Services, Inc. (a)                             2,692
                               2,600  ATMI, Inc. (a)                                              72,358
                              12,500  AVX Corp.                                                  160,125
                               1,200  AXT, Inc. (a)                                                5,724
                                 600  AZZ Inc. (a)                                                21,348
                               1,900  Actel Corp. (a)                                             29,089
                               3,000  Acuity Brands, Inc.                                        128,850
                               5,400  Acxiom Corp.                                                64,098
                               3,700  Advanced Analogic Technologies, Inc. (a)                    20,794
                                 800  Advanced Battery Technologies, Inc. (a)                      3,568
                               2,500  Advanced Energy Industries, Inc. (a)                        33,150
                               3,300  Agilysys, Inc.                                              38,280
                               1,900  Airvana, Inc. (a)                                            9,937
                               1,400  Alliance Fiber Optic Products, Inc. (a)                      1,806
                               2,662  Alliant Techsystems, Inc. (a)                              275,597
                               8,500  Altair Nanotechnologies, Inc. (a)(b)                        22,525
                               3,600  Altra Holdings, Inc. (a)                                    48,420
                               1,350  American Physicians Capital, Inc.                           62,586
                               1,000  American Science & Engineering, Inc.                        54,570
                              12,710  Amkor Technology, Inc. (a)                                 135,997
                                 600  Ampex Corp. (a)                                                339
                              12,310  Amphenol Corp. Class A                                     458,547
                                 100  Amtech Systems, Inc. (a)                                     1,204
                               4,800  Anadigics, Inc. (a)                                         31,488
                               1,100  Anaren, Inc. (a)                                            13,926
                               2,700  Anixter International, Inc. (a)                            172,908

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,075  Applied Micro Circuits Corp. (a)                     $      36,438
                              10,698  Arris Group, Inc. (a)                                       62,262
                               8,800  Arrow Electronics, Inc. (a)                                296,120
                               4,300  Asyst Technologies, Inc. (a)                                15,050
                               3,700  Atheros Communications, Inc. (a)                            77,108
                              31,900  Atmel Corp. (a)                                            111,012
                               2,200  Audiovox Corp. Class A (a)                                  23,496
                               3,100  AuthenTec, Inc. (a)                                         30,814
                              12,400  Avanex Corp. (a)                                             8,804
                               2,956  Avid Technology, Inc. (a)(b)                                71,949
                              10,564  Avnet, Inc. (a)                                            345,760
                                 900  Aware, Inc. (a)                                              3,285
                               7,500  Axcelis Technologies, Inc. (a)                              42,000
                               1,200  Axsys Technologies, Inc. (a)                                59,856
                                 500  Badger Meter, Inc.                                          21,600
                                 600  Bel Fuse, Inc.                                              16,716
                               3,000  Belden, Inc.                                               105,960
                               2,135  Bell Microproducts, Inc. (a)                                 4,355
                               4,884  Benchmark Electronics, Inc. (a)                             87,668
                               3,200  BigBand Networks, Inc. (a)                                  18,336
                              15,300  Bookham, Inc. (a)                                           20,961
                               6,782  Brooks Automation, Inc. (a)                                 65,921
                              11,000  Bruker BioSciences Corp. (a)                               169,290
                               1,800  C&D Technologies, Inc. (a)                                   9,036
                               2,770  CMGI, Inc. (a)                                              36,730
                               2,200  CTS Corp.                                                   23,540
                               1,700  Cabot Microelectronics Corp. (a)                            54,655
                              19,100  Cadence Design Systems, Inc. (a)                           203,988
                               1,300  CalAmp Corp. (a)                                             3,536
                               4,000  California Micro Devices CP (a)                             11,760
                               2,385  Caliper Life Sciences, Inc. (a)                              8,944
                               2,800  Candela Corp. (a)                                            9,520
                               5,300  Captaris, Inc. (a)                                          23,426
                                 600  Cardtronics, Inc. (a)                                        4,182
                               3,000  Cavium Networks, Inc. (a)                                   49,200
                               4,600  Cepheid, Inc. (a)                                          112,194
                               1,103  Ceva, Inc. (a)                                               8,438
                                 700  Champion Industries, Inc.                                    3,654
                               2,300  Checkpoint Systems, Inc. (a)                                61,755
                               9,500  Cirrus Logic, Inc. (a)                                      63,840
                               1,400  Coherent, Inc. (a)                                          39,046
                               1,300  Cohu, Inc.                                                  21,125
                               4,516  CommScope, Inc. (a)                                        157,292
                               1,800  Comtech Telecommunications Corp. (a)                        70,200
                              27,548  Conexant Systems, Inc. (a)                                  15,975
                               5,000  Cox Radio, Inc. Class A (a)                                 59,400
                               7,400  Credence Systems Corp. (a)                                  12,580
                               7,000  Cree, Inc. (a)(b)                                          195,720
                               3,205  Cymer, Inc. (a)                                             83,458
                              10,800  Cypress Semiconductor Corp. (a)                            254,988
                               3,627  DDi Corp. (a)                                               16,829
                               4,000  DSP Group, Inc. (a)                                         50,960
                               2,200  DTS, Inc. (a)                                               52,800
                               2,900  Daktronics, Inc.                                            51,939

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,700  Data Domain, Inc. (a)                                $      88,060
                                 100  Dataram Corp.                                                  301
                               3,100  DealerTrack Holdings, Inc. (a)                              62,682
                               2,950  Diodes, Inc. (a)                                            64,782
                               1,700  Dionex Corp. (a)                                           130,883
                               8,400  Dolby Laboratories, Inc. Class A (a)                       304,584
                               1,600  Ducommun, Inc. (a)                                          44,272
                               1,400  Dynamics Research Corp. (a)                                 14,154
                               3,700  EFJ, Inc. (a)                                                4,440
                               1,200  EMS Technologies, Inc. (a)                                  32,568
                               4,000  ESS Technology, Inc. (a)                                     6,000
                                 300  Eagle Test Systems, Inc. (a)                                 3,150
                               3,400  Electro Scientific Industries, Inc. (a)                     56,032
                               1,700  Electroglas, Inc. (a)                                        2,465
                               5,600  Electronics for Imaging, Inc. (a)                           83,552
                                  20  eMagin Corp. (a)                                                21
                               3,100  Emcore Corp. (a)                                            17,856
                               1,400  Empire Resources, Inc.                                       6,090
                               5,600  Emulex Corp. (a)                                            90,944
                               1,000  EndWare Corp. (a)                                            6,070
                               4,000  Energizer Holdings, Inc. (a)                               361,920
                               3,000  Energy Conversion Devices, Inc. (a)(b)                      89,700
                               3,600  EnerSys (a)                                                 86,112
                               4,700  Entertainment Distribution Co., Inc. (a)                     2,444
                               9,200  Entorian Technologies, Inc. (a)                             10,856
                               2,000  Entropic Communications, Inc. (a)                            7,780
                               6,100  Exar Corp. (a)                                              50,203
                               1,800  Excel Technology, Inc. (a)                                  48,528
                               7,087  Exide Technologies (a)                                      92,840
                               3,700  FEI Co. (a)                                                 80,771
                               5,300  FSI International, Inc. (a)                                  7,049
                               7,700  Fairchild Semiconductor International, Inc. (a)             91,784
                               1,600  Faro Technologies, Inc. (a)                                 49,888
                               5,800  First Solar, Inc. (a)                                    1,340,612
                               9,600  Flir Systems, Inc. (a)                                     288,864
                               1,800  Flotek Industries, Inc. (a)                                 26,262
                               3,500  Formfactor, Inc. (a)                                        66,850
                               7,200  FuelCell Energy, Inc. (a)(b)                                47,880
                               2,400  GTC Biotherapeutics, Inc. (a)                                1,224
                               3,800  General Cable Corp. (a)                                    224,466
                               2,700  Genesis Energy LP                                           50,598
                               4,100  Getty Images, Inc. (a)                                     131,200
                               4,200  Glu Mobile, Inc. (a)                                        18,858
                               7,100  Harmonic, Inc. (a)                                          53,960
                               9,790  Harris Corp.                                               475,109
                               1,520  Harvard Bioscience, Inc. (a)                                 7,600
                               6,200  Hearst-Argyle Television, Inc.                             127,906
                                 975  Herley Industries, Inc. (a)                                 10,082
                                 447  Hifn, Inc. (a)                                               2,280
                               2,200  Hittite Microwave Corp. (a)                                 82,324
                               2,900  Hoku Scientific, Inc. (a)(b)                                23,548
                               2,600  Houston Wire & Cable Co. (b)                                41,652
                                 800  Hungarian Telephone & Cable Corp. (a)                       13,880
                               2,995  Hutchinson Technology, Inc. (a)                             47,650

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,900  INVESTools, Inc. (a)                                 $      53,851
                               3,800  IPG Photonics Corp. (a)                                     59,622
                               2,400  IRIS International, Inc. (a)                                31,848
                               2,400  IXYS Corp. (a)                                              16,392
                                 393  IdentiPHI, Inc. (a)                                            157
                               5,800  Ikanos Communications, Inc. (a)                             26,506
                               4,346  Illumina, Inc. (a)                                         329,861
                               6,600  Infinera Corp. (a)                                          79,200
                               3,600  Infosonics Corp. (a)                                         3,636
                               3,935  Innovex, Inc. (a)                                              905
                               1,800  Integrated Electrical Services, Inc. (a)                    28,278
                               2,170  Integrated Silicon Solutions, Inc. (a)                      13,129
                               3,400  InterDigital, Inc. (a)                                      67,354
                               4,600  International Rectifier Corp. (a)                           98,900
                               8,415  Intersil Corp. Class A                                     216,013
                               8,200  Isilon Systems, Inc. (a)                                    40,016
                               2,500  Itron, Inc. (a)                                            225,575
                               2,600  Ixia (a)                                                    20,176
                               1,200  Keithley Instruments, Inc.                                  11,640
                               2,800  Kemet Corp. (a)                                             11,312
                               4,200  Kopin Corp. (a)                                             11,172
                               7,900  Kulicke & Soffa Industries, Inc. (a)                        37,762
                                 100  LCC International, Inc. Class A (a)                            157
                               8,300  Lam Research Corp. (a)                                     317,226
                               7,270  Lattice Semiconductor Corp. (a)                             20,647
                               6,100  Leadis Technology, Inc. (a)                                 11,773
                                 900  LeCroy Corp. (a)                                             7,794
                                 100  Lightpath Technologies, Inc. Class A (a)                       165
                               7,600  Limelight Networks, Inc. (a)(b)                             24,624
                               2,470  Littelfuse, Inc. (a)                                        86,376
                                  25  M-Wave, Inc. (a)                                                10
                               4,153  MKS Instruments, Inc. (a)                                   88,874
                               7,287  MRV Communications, Inc. (a)                                 9,983
                               1,300  MTS Systems Corp.                                           41,938
                              46,600  Marvell Technology Group Ltd. (a)(d)                       507,008
                               5,200  Mattson Technology, Inc. (a)                                31,668
                               3,300  Maxwell Technologies, Inc. (a)(b)                           33,627
                                 100  Measurement Specialties, Inc. (a)                            1,747
                               1,400  Mercury Computer Systems, Inc. (a)                           7,868
                               4,300  Methode Electronics, Inc.                                   50,267
                               2,600  Mettler Toledo International, Inc. (a)                     252,512
                               5,417  Microsemi Corp. (a)                                        123,508
                               2,000  Microtune, Inc. (a)                                          7,320
                               1,700  Mobility Electronics, Inc. (a)                               2,159
                               3,500  Monolithic Power Systems, Inc. (a)                          61,705
                               1,855  MoSys, Inc. (a)                                              8,088
                               1,100  Multi-Fineline Electronix, Inc. (a)                         20,647
                               2,600  NETGEAR, Inc. (a)                                           51,870
                               2,900  NU Horizons Electronics Corp. (a)                           18,212
                               4,225  Nanogen, Inc. (a)(b)                                         1,859
                               2,000  Nanometrics, Inc. (a)                                       14,300
                               3,000  Nanophase Technologies Corp. (a)(b)                          9,720
                               3,700  Napco Security Systems, Inc. (a)                            18,204
                                 320  Neomagic Corp. (a)                                             422

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,500  NetList, Inc. (a)                                    $       6,570
                               2,400  Netlogic Microsystems, Inc. (a)                             57,936
                               4,700  Newport Corp. (a)                                           52,499
                              14,035  Nuance Communications, Inc. (a)                            244,349
                              31,140  ON Semiconductor Corp. (a)                                 176,875
                               2,200  OSI Systems, Inc. (a)                                       50,644
                               3,600  Omni Energy Services Corp. (a)                              13,320
                               5,100  Omnivision Technologies, Inc. (a)                           85,782
                               1,600  Oplink Communications, Inc. (a)                             14,192
                               3,400  OpNext, Inc. (a)                                            18,530
                                 300  PDF Solutions, Inc. (a)                                      1,653
                               1,500  PLX Technology, Inc. (a)                                    10,005
                              15,800  PMC-Sierra, Inc. (a)                                        90,060
                               1,300  Palomar Medical Technologies, Inc. (a)                      19,630
                               1,150  Park Electrochemical Corp.                                  29,728
                                 800  ParkerVision, Inc. (a)(b)                                    6,192
                               3,200  Pericom Semiconductor Corp. (a)                             46,976
                               1,600  Photon Dynamics, Inc. (a)                                   16,960
                               3,300  Pixelworks, Inc. (a)                                         2,541
                                 900  Planar Systems, Inc. (a)                                     3,609
                               2,400  Plantronics, Inc.                                           46,344
                               3,000  Plexus Corp. (a)                                            84,150
                               1,100  Powell Industries, Inc. (a)                                 43,307
                               1,300  Power Integrations, Inc. (a)                                38,038
                               8,800  Power-One, Inc. (a)                                         28,248
                               9,300  Powerwave Technologies, Inc. (a)                            23,715
                                 400  Preformed Line Products Co.                                 19,472
                               8,800  Quantum Corp. (a)                                           18,832
                                 200  QuickLogic Corp. (a)                                           600
                              20,486  RF Micro Devices, Inc. (a)                                  54,493
                               2,800  Radisys Corp. (a)                                           28,252
                               7,600  Rambus, Inc. (a)                                           177,156
                               1,900  Raven Industries, Inc.                                      57,570
                                 700  Rex Stores Corp. (a)                                        13,769
                                 800  Richardson Electronics Ltd.                                  3,384
                               2,200  Rofin-Sinar Technologies, Inc. (a)                          98,780
                                 800  Rubicon Technology, Inc. (a)                                23,184
                               2,928  Rudolph Technologies, Inc. (a)                              28,607
                                 800  SCM Microsystems, Inc. (a)                                   2,080
                               4,900  STEC, Inc. (a)                                              30,331
                               1,200  Sagemark Cos. Ltd. (a)                                          54
                              38,800  Sanmina-SCI Corp. (a)                                       62,856
                              39,232  Seagate Technology                                         821,518
                               1,100  Semitool, Inc. (a)                                           9,152
                               4,800  Semtech Corp. (a)                                           68,784
                               1,700  Shoretel, Inc. (a)                                           8,704
                                 155  Sielox, Inc. (a)                                                39
                               5,500  Sigmatel, Inc. (a)                                          15,895
                               1,200  Sigmatron International, Inc. (a)                            7,404
                                 100  Silicon Graphics, Inc. (a)                                   1,190
                               4,700  Silicon Image, Inc. (a)                                     23,547
                               4,600  Silicon Laboratories, Inc. (a)                             145,084
                               6,000  Silicon Storage Technology, Inc. (a)                        15,720
                               4,100  SiRF Technology Holdings, Inc. (a)(b)                       20,869

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                              11,500  Skyworks Solutions, Inc. (a)                         $      83,720
                               2,900  Smart Modular Technologies WWH, Inc. (a)                    18,009
                               9,900  Spansion LLC Class A (a)                                    27,225
                                  52  SpatiaLight, Inc. (a)                                            1
                               3,900  Spectrum Brands, Inc. (a)(b)                                17,823
                               1,800  Standard Microsystems Corp. (a)                             52,524
                               5,000  Starent Networks Corp. (a)                                  67,500
                               6,500  SunPower Corp. Class A (a)(b)                              484,315
                               4,300  Super Micro Computer, Inc. (a)                              35,905
                                 432  Superconductor Technologies, Inc. (a)                        1,914
                               1,900  Superior Essex, Inc. (a)                                    53,428
                               2,000  Supertex, Inc. (a)                                          40,820
                               3,476  Symmetricom, Inc. (a)                                       12,131
                               2,500  Synaptics, Inc. (a)                                         59,700
                               6,900  Syntax-Brillian Corp. (a)(b)                                 6,762
                               2,300  TTM Technologies, Inc. (a)                                  26,036
                               4,730  Taser International, Inc. (a)                               44,273
                               2,100  Technitrol, Inc.                                            48,573
                                 300  Techwell, Inc. (a)                                           3,252
                                 841  Tegal Corp. (a)                                              4,079
                               5,000  Tekelec (a)                                                 62,250
                               3,300  Telkonet, Inc. (a)(b)                                        2,904
                                  75  Terabeam, Inc. (a)                                              57
                               3,400  Tessera Technologies, Inc. (a)                              70,720
                               3,465  Thomas & Betts Corp. (a)                                   126,022
                                 800  Tollgrade Communications, Inc. (a)                           4,192
                              21,100  TranSwitch Corp. (a)                                        15,825
                                 560  Transmeta Corp. (a)                                          7,230
                               9,645  TriQuint Semiconductor, Inc. (a)                            48,804
                               3,700  Ultra Clean Holdings, Inc. (a)                              36,260
                               2,200  Ultralife Batteries, Inc. (a)                               25,982
                               1,700  Ultratech, Inc. (a)                                         16,337
                                 100  Unica Corp. (a)                                                680
                                 600  Unitil Corp.                                                16,170
                              12,500  Valence Technology, Inc. (a)(b)                             55,375
                               2,150  Varian, Inc. (a)                                           124,528
                               5,550  Varian Semiconductor Equipment                             156,233
                                      Associates, Inc. (a)
                               2,300  Viasat, Inc. (a)                                            49,956
                               4,900  Vicor Corp.                                                 58,506
                               2,300  Virage Logic Corp. (a)                                      13,248
                              11,961  Vishay Intertechnology, Inc. (a)                           108,367
                               1,300  Vocus, Inc. (a)                                             34,320
                               3,500  Volterra Semiconductor Corp. (a)                            39,655
                                  66  Vyyo, Inc. (a)                                                  27
                               3,600  WJ Communications, Inc. (a)                                  3,438
                              15,400  Western Digital Corp. (a)                                  416,416
                                 500  Williams Controls, Inc. (a)                                  6,865
                               4,817  Zebra Technologies Corp. Class A (a)                       160,502
                               7,424  Zhone Technologies, Inc. (a)                                 7,276
                               3,761  Zoran Corp. (a)                                             51,375
                                                                                           -------------
                                                                                              19,416,463
--------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 5.4%  4,000  APCO Argentina, Inc. (b)                                   103,120
                                 800  Adams Resources & Energy, Inc.                              22,240

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,300  Alliance Resource Partners LP                        $     115,500
                               5,400  Alpha Natural Resources, Inc. (a)                          234,576
                               4,000  Amerigas Partners LP                                       120,600
                              10,100  Arch Coal, Inc.                                            439,350
                               3,500  Atlas Pipeline Partners LP                                 140,210
                               2,200  Atwood Oceanics, Inc. (a)                                  201,784
                                 600  Barnwell Industries, Inc.                                    6,546
                               3,200  Berry Petroleum Co. Class A                                148,768
                               9,000  Boardwalk Pipeline Partners LP                             221,490
                               6,800  Brigham Exploration Co. (a)                                 41,276
                               1,700  Bristow Group, Inc. (a)                                     91,239
                               3,500  Bronco Drilling Co., Inc. (a)                               56,385
                               2,900  Buckeye GP Holdings LP                                      66,903
                               3,100  Buckeye Partners LP                                        142,910
                               2,450  CARBO Ceramics, Inc.                                        98,245
                               1,700  CREDO Petroleum Corp. (a)                                   16,932
                               6,954  CVR Energy, Inc. (a)                                       160,151
                               7,040  Cabot Oil & Gas Corp. Class A                              357,914
                               6,875  Cal Dive International, Inc. (a)                            71,362
                              30,000  Calpine Corp. (a)                                          552,600
                               2,300  Calumet Specialty Products Partners LP                      54,050
                               5,816  Cimarex Energy Co.                                         318,368
                               2,800  Compass Minerals International, Inc.                       165,144
                               3,300  Crosstex Energy, Inc. (b)                                  112,035
                                 600  Dawson Geophysical Co. (a)                                  40,500
                              17,100  Denbury Resources, Inc. (a)                                488,205
                               1,800  Double Eagle Pete & Mining Co. (a)                          30,546
                               2,900  Dril-Quip, Inc. (a)                                        134,763
                               7,800  Dune Energy, Inc. (a)                                       14,040
                              10,100  Enterprise GP Holdings LP (b)                              301,788
                              31,905  Enterprise Products Partners LP                            947,579
                               4,663  Exterran Holdings, Inc. (a)                                300,950
                                 400  Exterran Partners LP                                        11,600
                               9,800  FMC Technologies, Inc. (a)                                 557,522
                               4,300  Ferrellgas Partners LP                                      90,687
                               6,100  Forest Oil Corp. (a)                                       298,656
                               3,900  Foundation Coal Holdings, Inc.                             196,287
                               1,300  Furmamite Corp. (a)                                         11,050
                               7,600  GeoPetro Resources Co. (a)                                  21,052
                               2,800  Goodrich Petroleum Corp. (a)(b)                             84,224
                               9,500  Grant Prideco, Inc. (a)                                    467,590
                              10,600  Grey Wolf, Inc. (a)                                         71,868
                                 900  Haynes International, Inc. (a)                              49,392
                               4,200  Headwaters, Inc. (a)                                        55,398
                               7,300  Helmerich & Payne, Inc.                                    342,151
                               1,700  Holly Energy Partners LP                                    65,263
                               3,300  ICO Inc. (a)                                                22,902
                               5,100  ION Geophysical Corp. (a)                                   70,380
                               3,400  Inergy LP                                                   94,894
                               2,600  James River Coal Co. (a)                                    45,552
                               6,000  John D. Oil & Gas Co. (a)                                    3,420
                               7,600  Joy Global, Inc.                                           495,216
                              18,900  Kinder Morgan Energy Partners LP                         1,033,641
                               3,700  Kirby Corp. (a)                                            210,900
                               2,100  Lime Energy Co. (a)                                         20,580

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,500  Lufkin Industries, Inc.                              $      95,730
                               1,300  MAXXAM, Inc. (a)                                            41,600
                               5,900  Massey Energy Co.                                          215,350
                              16,400  McDermott International, Inc. (a)                          899,048
                               3,300  NL Industries, Inc. (b)                                     36,036
                                 900  Natural Gas Services Group (a)                              19,647
                               4,300  Natural Resource Partners LP                               121,905
                               5,200  Newpark Resources, Inc. (a)                                 26,520
                               3,100  Nustar GP Holdings LLC                                      78,461
                               3,100  Oil States International, Inc. (a)                         138,911
                               2,000  Orion Energy Systems, Inc. (a)                              19,080
                               3,200  Parallel Petroleum Corp. (a)                                62,624
                               8,400  Parker Drilling Co. (a)                                     54,264
                               2,000  Patriot Coal Corp. (a)                                      93,940
                               3,400  Penn Virginia Corp.                                        149,906
                               2,200  Penn Virginia GP Holdings LP                                59,576
                               2,500  Penn Virginia Resource Partners LP                          62,375
                               1,080  Petroleum Development Corp. (a)                             74,812
                               3,000  Pioneer Drilling Co. (a)                                    47,790
                               8,441  Plains All American Pipeline LP                            401,285
                               3,212  Quantum Fuel Systems Technologies                            3,052
                                      Worldwide, Inc. (a)
                               1,500  Quest Energy Partners LP                                    21,000
                                 100  RGC Resources, Inc.                                          2,727
                               1,000  Rex Energy Corp. (a)                                        16,640
                               1,677  SEACOR Holdings, Inc. (a)                                  143,149
                              10,300  SandRidge Energy, Inc. (a)                                 403,245
                              25,400  Southwestern Energy Co. (a)                                855,726
                               1,900  Swift Energy Co. (a)                                        85,481
                               2,300  TC PipeLines LP                                             79,074
                               4,200  TXCO Resources, Inc. (a)                                    51,996
                               4,255  Tidewater, Inc.                                            234,493
                              10,100  USEC, Inc. (a)(b)                                           37,370
                               3,800  Unit Corp. (a)                                             215,270
                               4,100  Uranium Resources, Inc. (a)                                 24,559
                               2,200  W-H Energy Services, Inc. (a)                              151,470
                               1,700  Westmoreland Coal Co. (a)                                   23,086
                               4,800  Williams Partners LP                                       151,200
                               2,900  World Fuel Services Corp.                                   81,403
                                                                                           -------------
                                                                                              15,918,095
--------------------------------------------------------------------------------------------------------
Energy & Utilities - 4.3%      5,000  AGL Resources, Inc.                                        171,600
                               1,100  ATG, Inc. (a)                                                    0
                               3,500  Active Power, Inc. (a)                                       6,510
                               2,400  Akeena Solar, Inc. (a)                                      18,384
                               1,800  Allete, Inc.                                                69,516
                               7,800  Alliant Energy Corp.                                       273,078
                               1,350  American States Water Co.                                   48,600
                               9,317  Aqua America, Inc.                                         174,973
                              19,710  Aquila, Inc. (a)                                            63,269
                                 225  Artesian Resources Corp. Class A                             4,169
                               6,400  Atmos Energy Corp.                                         163,200
                                 200  Atrion Corp.                                                19,446
                               3,800  Aventine Renewable Energy Holdings, Inc. (a)(b)             19,760
                               3,800  Avista Corp.                                                74,328

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,600  Basin Water, Inc. (a)(b)                             $      20,664
                               7,730  Beacon Power Corp. (a)(b)                                    7,041
                               4,600  BioFuel Energy Corp. (a)                                    21,068
                               2,600  Black Hills Corp.                                           93,028
                                 900  CH Energy Group, Inc.                                       35,010
                               2,200  Cadiz, Inc. (a)                                             33,836
                               1,300  California Water Service Group                              49,595
                               1,500  Central Vermont Public Service Corp.                        35,850
                              13,800  Cheniere Energy Partners LP                                205,896
                               1,300  Chesapeake Utilities Corp.                                  38,532
                               4,300  Cleco Corp.                                                 95,374
                               1,900  Comverge, Inc. (a)                                          19,627
                                 600  Connecticut Water Service, Inc.                             14,202
                               1,200  Contango Oil & Gas Co. (a)                                  77,532
                               3,800  Copano Energy LLC Common Units                             129,922
                               1,100  DCP Midstream Partners LP                                   31,900
                               9,135  DPL, Inc.                                                  234,221
                                 100  Delta Natural Gas Co., Inc.                                  2,469
                               4,000  Eagle Rock Energy Partners LP                               57,600
                               3,100  El Paso Electric Co. (a)                                    66,247
                               5,500  El Paso Pipeline Partners LP                               124,630
                               2,400  The Empire District Electric Co.                            48,600
                               1,400  EnerNOC, Inc. (a)                                           15,960
                               5,600  Energen Corp.                                              348,880
                              11,800  Energy East Corp.                                          284,616
                              10,800  Energy Transfer Partners LP                                493,236
                                 300  Energy West, Inc.                                            2,625
                                 450  EnergySouth, Inc.                                           23,485
                               9,180  Equitable Resources, Inc.                                  540,702
                               4,700  Evergreen Energy, Inc. (a)(b)                                7,238
                                 199  Florida Public Utilities Co.                                 2,219
                                 100  GeoMet, Inc. (a)                                               666
                               1,000  Global Partners LP                                          18,000
                               7,200  Great Plains Energy, Inc.                                  177,480
                               4,820  Hawaiian Electric Industries, Inc.                         115,053
                               3,700  IDACORP, Inc.                                              118,807
                               1,200  The Laclede Group, Inc.                                     42,756
                              12,925  MDU Resources Group, Inc.                                  317,309
                               2,300  MGE Energy, Inc.                                            78,338
                               5,800  Magellan Midstream Holdings LP                             132,878
                                 766  Middlesex Water Co.                                         13,911
                              18,800  Mirant Corp. (a)                                           684,132
                               1,700  Mitcham Industries, Inc. (a)                                30,294
                              18,460  NRG Energy, Inc. (a)                                       719,755
                               7,500  NSTAR                                                      228,225
                               5,850  National Fuel Gas Co.                                      276,179
                               3,360  New Jersey Resources Corp.                                 104,328
                               3,800  NorthWestern Corp.                                          92,606
                              10,900  Northeast Utilities Inc.                                   267,486
                               1,600  Northwest Natural Gas Co.                                   69,504
                               6,500  OGE Energy Corp.                                           202,605
                               6,000  ONEOK Partners LP                                          345,000
                               7,390  Oneok, Inc.                                                329,816
                               2,900  Ormat Technologies, Inc.                                   124,729

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,100  Otter Tail Corp.                                     $      74,319
                               6,900  PNM Resources, Inc.                                         86,043
                                 177  Pennichuck Corp.                                             4,089
                               4,900  Piedmont Natural Gas Co.                                   128,674
                               2,600  Pike Electric Corp. (a)                                     36,218
                               4,500  Portland General Electric Co.                              101,475
                               8,500  Puget Energy, Inc.                                         219,895
                               4,300  Regency Energy Partners LP                                 114,982
                              24,900  Reliant Energy, Inc. (a)                                   588,885
                                 396  Renegy Holdings, Inc. (a)                                    1,635
                               8,300  SCANA Corp.                                                303,614
                                 600  SJW Corp.                                                   17,154
                                 600  SMF Energy Corp. (a)                                           516
                               2,900  SemGroup Energy Partners LP                                 73,225
                              15,500  Sierra Pacific Resources                                   195,765
                               2,200  South Jersey Industries, Inc.                               77,242
                               8,754  Southern Union Co.                                         203,706
                               2,400  Southwest Gas Corp.                                         67,104
                               3,671  Southwest Water Co.                                         40,638
                               4,200  Spectra Energy Partners LP                                 101,808
                               1,100  Star Gas Partners LP (a)                                     3,300
                               4,400  Targa Resources Partners LP                                102,300
                               8,600  Transmeridian Exploration, Inc. (a)(b)                       7,740
                               7,560  UGI Corp.                                                  188,395
                               1,833  UIL Holdings Corp.                                          55,228
                               3,600  Unisource Energy Corp.                                      80,136
                               4,800  Vectren Corp.                                              128,784
                               2,300  Venoco, Inc. (a)                                            26,726
                               6,650  VeraSun Energy Corp. (a)(b)                                 48,878
                               4,300  WGL Holdings, Inc.                                         137,858
                               8,225  Westar Energy, Inc.                                        187,283
                               9,080  Wisconsin Energy Corp.                                     399,429
                                                                                           -------------
                                                                                              12,561,539
--------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.0%        400  Alico, Inc.                                                 17,660
                               1,900  The Andersons, Inc.                                         84,759
                               3,765  Applied Energetics, Inc. (a)(b)                              6,250
                               5,200  B&G Foods, Inc. Class A                                     57,200
                                 500  Bridgford Foods Corp. (a)                                    2,660
                               9,200  Bunge Ltd. (b)                                             799,296
                               9,800  Burger King Holdings, Inc.                                 271,068
                               4,000  CF Industries Holdings, Inc.                               414,480
                                 200  Cagle's, Inc. Class A (a)                                    1,200
                               2,200  Cal-Maine Foods, Inc. (b)                                   73,436
                               3,002  Chiquita Brands International, Inc. (a)                     69,376
                                 400  Coca-Cola Bottling Co. Consolidated                         24,648
                                 300  Consolidated-Tomoka Land Co.                                16,815
                               5,200  Corn Products International, Inc.                          193,128
                               1,200  Cuisine Solutions, Inc. (a)                                  3,564
                                 500  Dairy Mart Convenience Stores, Inc. (a)                          0
                               6,100  Darling International, Inc. (a)                             78,995
                              14,000  Del Monte Foods Co.                                        133,420
                                 100  Diamond Foods, Inc.                                          1,814
                                 300  Eden Bioscience Corp. (a)                                      339
                                 700  Farmer Bros. Co.                                            16,198

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 100  Fisher Communications, Inc. (a)                      $       3,116
                               6,018  Flowers Foods, Inc.                                        148,945
                               4,500  Fresh Del Monte Produce, Inc. (a)                          163,800
                               1,100  Gehl Co. (a)                                                18,634
                                 600  Golden Enterprises, Inc.                                     1,482
                               2,400  Green Mountain Coffee Roasters, Inc. (a)                    75,960
                               1,000  Griffin Land & Nurseries, Inc.                              34,200
                               2,839  Hain Celestial Group, Inc. (a)                              83,750
                               9,786  Hormel Foods Corp.                                         407,685
                               1,712  Imperial Sugar Co. New Shares                               32,220
                               2,700  Ingles Markets, Inc. Class A                                66,393
                               2,200  J&J Snack Foods Corp.                                       60,434
                               3,919  The J.M. Smucker Co.                                       198,341
                                 700  John B. Sanfilippo & Son, Inc. (a)                           6,237
                               4,200  Jones Soda Co. (a)(b)                                       14,658
                               2,200  Lance, Inc.                                                 43,120
                               2,700  Lifeway Foods, Inc. (a)                                     28,836
                               2,900  MGP Ingredients, Inc.                                       20,271
                                 400  Maui Land & Pineapple Co., Inc. (a)                         12,756
                                 700  Monterey Gourmet Foods, Inc. (a)                             2,142
                               1,220  Nash Finch Co.                                              41,456
                               1,312  Neogen Corp. (a)                                            32,931
                               5,900  NitroMed, Inc. (a)                                           6,313
                               2,200  The Pantry, Inc. (a)                                        46,376
                               2,200  Peet's Coffee & Tea, Inc. (a)                               51,722
                               9,227  PepsiAmericas, Inc.                                        235,565
                               3,300  Performance Food Group Co. (a)                             107,844
                               4,500  Pilgrim's Pride Corp.                                       91,035
                               1,832  Ralcorp Holdings, Inc. (a)                                 106,531
                               1,495  Rocky Mountain Chocolate Factory, Inc.                      18,762
                               2,150  Sanderson Farms, Inc.                                       81,722
                               4,200  Schiff Nutrition International, Inc.                        25,158
                               4,500  The Scotts Miracle-Gro Co.                                 145,890
                                  90  Seaboard Corp.                                             140,850
                                 200  Seneca Foods Corp. (a)                                       4,200
                               2,500  Smart Balance, Inc. (a)                                     19,750
                               9,488  Smithfield Foods, Inc. (a)                                 244,411
                                 114  SoftBrands, Inc. (a)                                           117
                               2,500  Spartan Stores, Inc.                                        52,125
                               1,900  Susser Holdings Corp. (a)                                   35,663
                                 400  Tasty Baking Co.                                             2,280
                                 600  Tejon Ranch Co. (a)                                         22,392
                               6,100  Terra Industries, Inc. (a)                                 216,733
                               3,052  Tootsie Roll Industries, Inc.                               76,908
                               1,812  TreeHouse Foods, Inc. (a)                                   41,422
                               4,700  US BioEnergy Corp. (a)                                      27,730
                               3,100  United Natural Foods, Inc. (a)                              58,001
                                 800  Willamette Valley Vineyards, Inc. (a)                        5,648
                               4,700  Winn-Dixie Stores, Inc. (a)                                 84,412
                                 500  Zanett, Inc. (a)                                               200
                                 800  Zapata Corp. (a)                                             5,568
                                                                                           -------------
                                                                                               5,719,001
--------------------------------------------------------------------------------------------------------
Gold - 0.1%                    5,800  Allied Nevada Gold Corp. (a)                                29,928
                               1,200  Aurora Oil & Gas Corp. (a)                                     768

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,400  NGAS Resources, Inc. (a)                             $      30,402
                               3,035  Royal Gold, Inc.                                            91,566
                               5,400  Solitario Resources Corp. (a)                               27,486
                               9,100  US Gold Corp. (a)                                           23,114
                                                                                           -------------
                                                                                                 203,264
--------------------------------------------------------------------------------------------------------
Insurance - 4.2%               1,300  21st Century Holding Co.                                    16,653
                               2,600  Affirmative Insurance Holdings, Inc.                        20,748
                               5,000  Alfa Corp.                                                 109,900
                                 555  Alleghany Corp. (a)                                        189,491
                               4,400  Allied World Assurance Holdings Ltd.                       174,680
                               3,200  AmCOMP, Inc. (a)                                            39,104
                               4,100  American Equity Investment Life Holding Co.                 38,048
                               8,250  American Financial Group, Inc.                             210,870
                               1,900  American National Insurance Co.                            202,730
                                 700  American Physicians Service Group, Inc.                     13,867
                               2,800  Amerisafe, Inc. (a)                                         35,392
                               4,300  AmTrust Financial Services, Inc.                            69,703
                               5,305  Arch Capital Group Ltd. (a)                                364,294
                               2,139  Argo Group International Holdings Ltd. (a)                  75,977
                               6,700  Arthur J. Gallagher & Co.                                  158,254
                               6,300  Aspen Insurance Holdings Ltd.                              166,194
                               5,500  Assured Guaranty Ltd.                                      130,570
                                 700  Atlantic American Corp. (a)                                  1,071
                              11,000  Axis Capital Holdings Ltd.                                 373,780
                                 950  Baldwin & Lyons, Inc. Class B                               24,396
                               9,800  Brown & Brown, Inc.                                        170,324
                              19,729  CNA Financial Corp.                                        508,811
                               1,900  CNA Surety Corp. (a)                                        29,222
                               4,800  CastlePoint Holdings, Ltd.                                  46,704
                               4,700  Commerce Group, Inc.                                       169,482
                              13,700  Conseco, Inc. (a)                                          139,740
                               3,200  Crawford & Co. Class B (a)                                  16,800
                                 200  Darwin Professional Underwriters, Inc. (a)                   4,498
                               4,550  Delphi Financial Group, Inc. Class A                       132,996
                                 400  Donegal Group, Inc. Class A                                  6,960
                               1,900  EMC Insurance Group, Inc.                                   51,091
                               1,900  Eastern Insurance Holdings, Inc.                            27,512
                               2,700  eHealth, Inc. (a)                                           59,589
                               3,700  Employers Holdings, Inc.                                    68,598
                               4,700  Endurance Specialty Holdings Ltd.                          172,020
                                 700  Enstar Group Ltd. (a)                                       77,889
                               3,900  Erie Indemnity Co. Class A                                 199,641
                               4,700  Everest Re Group Ltd.                                      420,791
                               1,700  FBL Financial Group, Inc. Class A                           48,433
                               1,200  FPIC Insurance Group, Inc. (a)                              56,568
                              14,664  Fidelity National Title Group, Inc. Class A                268,791
                               7,335  First American Corp.                                       248,950
                               2,500  First Mercury Financial Corp. (a)                           43,525
                                 400  First United Corp.                                           7,928
                               4,500  Flagstone Reinsurance Holdings Ltd.                         54,450
                               5,900  Fremont General Corp. (a)(b)                                 2,832
                               3,800  Greenlight Capital Re Ltd. (a)                              70,680
                               7,950  HCC Insurance Holdings, Inc.                               180,385
                               3,300  The Hanover Insurance Group, Inc.                          135,762

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,000  Harleysville Group, Inc.                             $      72,180
                               2,100  Hilb Rogal & Hobbs Co.                                      66,087
                               2,400  Horace Mann Educators Corp.                                 41,952
                               5,400  IPC Holdings, Ltd.                                         151,200
                                 720  Independence Holding Co.                                     8,582
                               1,800  Infinity Property & Casualty Corp.                          74,880
                               6,000  Isolagen, Inc. (a)                                           3,120
                               1,400  Kansas City Life Insurance Co.                              66,906
                               1,000  LandAmerica Financial Group, Inc.                           39,470
                               1,525  Life Partners Holdings, Inc. (b)                            28,136
                                 726  Markel Corp. (a)                                           319,418
                               5,300  Max Capital Group Ltd.                                     138,807
                               3,900  Meadowbrook Insurance Group, Inc.                           30,459
                               1,600  Mercer Insurance Group, Inc.                                27,824
                               3,700  Mercury General Corp.                                      163,947
                               6,900  Montpelier Re Holdings Ltd.                                110,745
                                 600  NYMAGIC, Inc.                                               13,626
                               3,200  National Atlantic Holdings Corp. (a)                        19,008
                                 600  National Interstate Corp.                                   14,010
                               1,000  National Medical Health Card Systems, Inc. (a)              10,180
                              10,100  Nationwide Financial Services, Inc. Class A                477,528
                               1,700  Navigators Group, Inc. (a)                                  92,480
                                 900  North Pointe Holdings Corp. (a)                             14,220
                               5,200  Odyssey Re Holdings Corp.                                  191,100
                              16,412  Old Republic International Corp.                           211,879
                               7,200  OneBeacon Insurance Group Ltd.                             136,944
                               4,695  PMA Capital Corp. Class A (a)                               40,095
                               2,400  The PMI Group, Inc.                                         13,968
                               4,500  PartnerRe Ltd.                                             343,350
                                 250  Penn Treaty American Corp. (a)                               1,613
                               5,200  Philadelphia Consolidated Holding Co. (a)                  167,440
                               6,500  The Phoenix Cos., Inc.                                      79,365
                               2,000  Pico Holdings, Inc. (a)                                     60,460
                               5,000  Platinum Underwriters Holdings Ltd.                        162,300
                               3,400  Presidential Life Corp.                                     59,296
                               2,400  ProAssurance Corp. (a)                                     129,192
                               4,900  Protective Life Corp.                                      198,744
                               1,700  RLI Corp.                                                   84,269
                               4,544  Radian Group, Inc. (b)                                      29,854
                               4,500  Reinsurance Group of America, Inc.                         244,980
                               5,500  RenaissanceRe Holdings Ltd.                                285,505
                                 400  SCPIE Holdings, Inc. (a)                                    11,020
                               1,800  Safety Insurance Group, Inc.                                61,434
                               5,600  Scottish Re Group Ltd. (a)                                     532
                               2,900  SeaBright Insurance Holdings, Inc. (a)                      42,717
                               4,800  Security Capital Assurance Ltd.                              2,496
                               3,900  Selective Insurance Group, Inc.                             93,132
                               3,500  Stancorp Financial Group, Inc.                             166,985
                               2,125  State Auto Financial Corp.                                  61,901
                               2,200  Stewart Information Services Corp.                          61,578
                               2,500  Tower Group, Inc.                                           62,925
                               4,831  Transatlantic Holdings, Inc.                               320,537
                               2,900  Triad Guaranty, Inc. (a)(b)                                 14,500
                                 300  Unico American Corp. (a)                                     2,820

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,900  United America Indemnity, Ltd. (a)                   $      75,114
                               2,000  United Fire & Casualty Co.                                  74,800
                               4,500  Unitrin, Inc.                                              159,030
                               5,400  Universal American Financial Corp. (a)                      57,240
                                 400  Universal Insurance Holdings, Inc.                           1,512
                               5,000  Validus Holdings Ltd.                                      117,150
                              12,990  W.R. Berkley Corp.                                         359,693
                               3,400  WellCare Health Plans, Inc. (a)                            132,430
                               2,450  Zenith National Insurance Corp.                             87,857
                                                                                           -------------
                                                                                              12,229,216
--------------------------------------------------------------------------------------------------------
International Oil - 0.0%       3,300  ATP Oil & Gas Corp. (a)                                    107,976
                               4,700  Sulphco, Inc. (a)(b)                                        19,599
                                                                                           -------------
                                                                                                 127,575
--------------------------------------------------------------------------------------------------------
Liquor - 0.1%                  1,600  Boston Beer Co., Inc. Class A (a)                           76,064
                               2,912  Central European Distribution Corp. (a)                    169,449
                               2,760  National Beverage Corp.                                     21,169
                                 100  Pyramid Breweries, Inc. (a)                                    178
                                                                                           -------------
                                                                                                 266,860
--------------------------------------------------------------------------------------------------------
Media - 2.8%                   2,800  ACCO Brands Corp. (a)                                       37,996
                               1,296  AH Belo Corp.                                               14,813
                               1,000  Acme Communications, Inc. (a)                                2,020
                               2,250  America's Car Mart, Inc. (a)                                28,327
                               4,500  Beasley Broadcasting Group, Inc. Class A                    16,020
                               6,480  Belo Corp. Class A                                          68,494
                              18,900  Blockbuster, Inc. Class A (a)(b)                            61,614
                              13,700  CNET Networks, Inc. (a)                                     97,270
                                  50  CTN Media Group, Inc. (a)                                        0
                              21,900  Cablevision Systems Corp. Class A (a)                      469,317
                               2,800  Carmike Cinemas, Inc.                                       28,784
                              29,000  Charter Communications, Inc. Class A (a)(b)                 24,708
                               7,700  Cinemark Holdings, Inc.                                     98,483
                              19,200  Citadel Broadcasting Corp. (b)                              31,872
                               2,300  Coleman Cable, Inc. (a)                                     25,300
                               1,300  Consolidated Graphics, Inc. (a)                             72,865
                              11,100  Crown Media Holdings, Inc. Class A (a)(b)                   57,387
                               6,165  Cumulus Media, Inc. Class A (a)                             39,333
                              34,165  DISH Network Corp. (a)                                     981,560
                               2,500  Document Security Systems, Inc. (a)(b)                      15,000
                               2,500  Dolan Media Co. (a)                                         50,275
                               7,500  DreamWorks Animation SKG, Inc. Class A (a)                 193,350
                               6,473  EchoStar Holding Corp. (a)                                 191,212
                               6,400  Emmis Communications Corp. Class A (a)                      22,272
                               3,000  Entercom Communications Corp.                               29,790
                               6,500  Entravision Communications Corp. Class A (a)                43,290
                               7,280  Gartner, Inc. Class A (a)                                  140,795
                               5,400  GateHouse Media, Inc. (b)                                   31,536
                               2,920  Gaylord Entertainment Co. (a)                               88,447
                               1,900  Global Traffic Network, Inc. (a)                            16,644
                               2,200  Gray Television, Inc.                                       12,518
                                  80  iBEAM Broadcasting Corp. (a)                                     0
                               7,400  Idearc, Inc.                                                26,936
                               1,300  Internet Brands, Inc. Class A (a)                            9,581
                                  20  Intraware, Inc. (a)                                             90
                               4,100  John Wiley & Sons, Inc. Class A                            162,770

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,500  Journal Communications, Inc. Class A                 $      33,210
                               5,200  Journal Register Co.                                         2,860
                               2,200  The Knot, Inc. (a)                                          25,850
                               2,400  Lee Enterprises, Inc. (b)                                   24,024
                              22,641  Liberty Global, Inc. (a)                                   771,605
                               3,922  Liberty Global, Inc. Series C (a)                          127,387
                              38,428  Liberty Media Corp. - Entertainment Class A (a)            870,010
                               3,200  Lin TV Corp. Class A (a)                                    30,752
                               5,300  Live Nation, Inc. (a)                                       64,289
                               1,400  Loral Space & Communications Ltd. (a)                       33,376
                               3,600  Martha Stewart Living Omnimedia, Inc. Class A (a)           26,748
                               6,000  McClatchy Co. Class A (b)                                   64,200
                               3,000  Media General, Inc. Class A                                 42,060
                               7,700  Mediacom Communications Corp. Class A (a)                   33,341
                               3,000  National CineMedia, Inc.                                    67,440
                               5,600  Navarre Corp. (a)                                            9,856
                               1,400  Network Equipment Technologies, Inc. (a)                     9,198
                               4,500  Nexstar Broadcasting Group, Inc. Class A (a)                26,550
                              10,600  Palatin Technologies, Inc. (a)                               2,883
                               2,100  Playboy Enterprises, Inc. Class B (a)                       17,493
                               3,905  Primedia, Inc.                                              28,702
                               2,000  Radio One, Inc. Class D (a)                                  3,040
                              11,100  Regal Entertainment Group Series A (b)                     214,119
                               2,900  Regent Communications, Inc. (a)                              3,625
                               1,500  Rewards Network, Inc. (a)                                    6,720
                               1,425  Saga Communications, Inc. Class A (a)                        7,980
                               1,600  Salem Communications Corp. Class A                           6,416
                               2,710  Scholastic Corp. (a)                                        82,032
                               8,900  Sinclair Broadcast Group, Inc. Class A                      79,299
                               8,630  Source Interlink Cos., Inc. (a)(b)                          16,397
                               5,100  Spanish Broadcasting System, Inc. Class A (a)                9,027
                               4,980  Sun-Times Media Group, Inc. (a)                              3,586
                              73,100  Time Warner Cable, Inc. (a)                              1,826,038
                               7,165  TiVo, Inc. (a)                                              62,765
                                 320  Triple Crown Media, Inc. (a)                                   893
                                 600  United Capital Corp. (a)                                    13,050
                               9,900  Univercell Holdings, Inc. (a)                                   22
                               2,000  Valassis Communications, Inc. (a)                           21,700
                               2,800  ValueVision Media, Inc. Class A (a)                         15,512
                               2,100  WPT Enterprises, Inc. (a)(b)                                 3,045
                               3,600  Westwood One, Inc. (a)                                       7,560
                               6,900  WorldSpace, Inc. Class A (a)(b)                             11,523
                              23,175  XM Satellite Radio Holdings, Inc. Class A (a)              269,294
                               2,400  Young Broadcasting, Inc. Class A (a)                         1,824
                                                                                           -------------
                                                                                               8,167,970
--------------------------------------------------------------------------------------------------------
Miscellaneous - 0.5%           4,400  Alliance Holdings GP LP                                    100,936
                                 100  Calavo Growers Inc                                           1,738
                               1,900  Ceco Environmental Corp. (a)                                16,188
                               2,000  Coinstar, Inc. (a)                                          56,280
                               4,600  Complete Production Services, Inc. (a)                     105,524
                               4,600  Delek US Holdings, Inc.                                     58,282
                               3,400  DynCorp. International, Inc. (a)                            56,712
                                  63  FLO Corp. (a)                                                   50
                               6,400  Force Protection, Inc. (a)(b)                               12,672

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,300  Gerber Scientific, Inc. (a)                          $      11,557
                                 850  Graham Corp.                                                30,251
                                 400  HSW International, Inc. (a)                                  2,016
                               8,100  International Coal Group, Inc. (a)(b)                       51,435
                               9,607  Liberty Media Holding Corp. - Capital (a)                  151,214
                              44,436  Liberty Media Holding Corp. - Interactive (a)              717,197
                                 500  Northstar Neuroscience, Inc. (a)                               790
                                 500  Pegasus Wireless Corp. (a)(b)                                    1
                               2,700  Penson Worldwide, Inc. (a)                                  24,921
                               2,900  Smith & Wesson Holding Corp. (a)                            14,558
                               3,600  Teekay LNG Partners LP                                     103,392
                                                                                           -------------
                                                                                               1,515,714
--------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 12.0%  1,210  1st Source Corp.                                            25,470
                               2,100  Acacia Research - Acacia Technologies (a)                   12,075
                               4,200  Advance America, Cash Advance Centers, Inc.                 31,710
                               4,950  Advanta Corp. Class B                                       34,798
                               2,500  Affiliated Managers Group, Inc. (a)                        226,850
                               1,400  Agree Realty Corp.                                          38,430
                               6,100  AllianceBernstein Holding LP                               386,618
                               1,500  Amcore Financial, Inc.                                      30,525
                               2,300  American Campus Communities, Inc.                           62,928
                              11,900  American Financial Realty Trust                             94,486
                               7,150  AmeriCredit Corp. (a)(b)                                    72,000
                               1,200  Ampal-American Israel Corp. Class A (a)                      7,680
                               2,600  Anchor Bancorp Wisconsin, Inc.                              49,322
                               6,600  Ashford Hospitality Trust, Inc.                             37,488
                               2,100  Asset Acceptance Capital Corp.                              20,223
                               1,600  Asta Funding, Inc. (b)                                      22,288
                               8,050  Astoria Financial Corp.                                    218,638
                                  74  Atlantic Coast Federal Corp.                                   725
                               2,600  Atlantis Plastics, Inc. (a)                                    390
                               4,901  BOK Financial Corp.                                        255,979
                               1,700  BP Prudhoe Bay Royalty Trust (b)                           158,729
                               1,100  Bancorp Rhode Island, Inc.                                  39,644
                               2,300  Bank of the Ozarks, Inc.                                    54,970
                               5,535  BankUnited Financial Corp. Class A (b)                      27,730
                               2,100  Banner Corp.                                                48,384
                                 116  Berkshire Hathaway, Inc. Class A (a)(b)                 15,474,400
                               1,400  Berkshire Hills Bancorp, Inc.                               35,266
                               8,800  BlackRock, Inc. (b)(g)                                   1,796,784
                              17,800  Blackstone Group LP (b)                                    282,664
                               2,400  Broadpoint Securities Group, Inc. (a)                        4,392
                               9,800  Broadridge Financial Solutions LLC                         172,480
                               1,500  Brookfield Infrastructure Partners LP                       25,425
                               6,575  CVB Financial Corp.                                         68,446
                               1,700  Calamos Asset Management, Inc. Class A                      27,676
                                 500  Camco Financial Corp.                                        5,255
                                 540  Capital Corp. of the West                                    4,331
                               2,100  Capital Trust, Inc.                                         56,595
                              15,441  CapitalSource, Inc. (b)                                    149,314
                               4,600  CapLease, Inc.                                              35,742
                                 515  Cascade Financial Corp.                                      6,283
                               2,100  Cash America International, Inc.                            76,440
                               3,522  Cathay General Bancorp                                      73,011

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,600  Centerline Holding Co. (b)                           $      14,616
                               2,676  Central Pacific Financial Corp.                             50,443
                               3,100  Cenveo, Inc. (a)                                            32,426
                                 900  Charter Financial Corp.                                     28,350
                               1,600  Citizens First Bancorp, Inc.                                17,200
                               2,890  Citizens, Inc. (a)(b)                                       19,334
                                 400  Clayton Holdings, Inc. (a)                                   1,856
                               2,900  Cohen & Steers, Inc.                                        76,821
                               4,900  CompuCredit Corp. (a)(b)                                    43,463
                               8,900  Corrections Corp. of America (a)                           244,928
                              11,180  Covanta Holding Corp. (a)                                  307,450
                               2,400  Cowen Group, Inc. (a)                                       17,016
                                 956  Cross Timbers Royalty Trust                                 46,892
                               3,541  Deerfield Capital Corp. (b)                                  4,992
                                 300  Diamond Hill Investments Grp (a)                            22,953
                               3,700  Dime Community Bancshares, Inc.                             64,676
                               2,000  Downey Financial Corp. (b)                                  36,760
                               3,200  Duff & Phelps Corp. (a)                                     57,568
                                 629  ESB Financial Corp.                                          6,240
                                 300  Eastern Virginia Bankshares, Inc.                            5,214
                               8,800  Eaton Vance Corp.                                          268,488
                               1,600  Encore Capital Group, Inc. (a)                              10,880
                               3,000  Epoch Holding Corp.                                         35,910
                               3,400  eSpeed, Inc. Class A (a)                                    39,644
                                 700  Evercore Partners, Inc. Class A                             12,425
                               3,200  Extra Space Storage, Inc.                                   51,808
                               4,000  Ezcorp, Inc. (a)                                            49,240
                               3,400  FBR Capital Markets Corp. (a)                               22,950
                               2,550  FCStone Group, Inc. (a)                                     70,635
                                 900  The FINOVA Group, Inc. (a)                                      32
                               1,900  Financial Federal Corp.                                     41,439
                               2,161  First Community Bancorp, Inc.                               58,023
                                 500  First Defiance Financial Corp.                               9,175
                                 800  First Financial Corp.                                       24,624
                               1,400  First Financial Holdings, Inc.                              32,844
                               4,400  First Financial Northwest, Inc. (a)                         41,360
                               6,200  The First Marblehead Corp. (b)                              46,252
                                 615  First Place Financial Corp.                                  7,995
                               1,600  FirstFed Financial Corp. (a)(b)                             43,440
                               3,600  Flagstar Bancorp, Inc.                                      25,992
                               2,950  Flushing Financial Corp.                                    51,861
                              29,600  Fortress Investment Group LLC (b)                          363,488
                               6,600  Franklin Street Properties Corp.                            94,512
                               9,710  Friedman Billings Ramsey Group, Inc. Class A                16,507
                                 300  Frontline Capital Group (a)                                      0
                               2,400  GAMCO Investors, Inc. Class A                              120,864
                               2,500  GFI Group, Inc.                                            143,250
                              20,600  GLG Partners, Inc. (b)                                     244,522
                               3,956  Glacier Bancorp, Inc. (b)                                   75,836
                               1,400  Gramercy Capital Corp. (b)                                  29,302
                               1,800  Greenhill & Co., Inc. (b)                                  125,208
                                 900  HMN Financial, Inc.                                         20,772
                               2,000  Heartland Payment Systems, Inc. (b)                         46,020
                                 420  Heritage Financial Corp.                                     7,308

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,100  Hersha Hospitality Trust                             $      37,023
                               2,900  Hugoton Royalty Trust                                       79,982
                               1,000  IBERIABANK Corp.                                            44,250
                               4,100  ITC Holdings Corp.                                         213,446
                                 242  Independence Federal Savings Bank (a)                        1,573
                               2,524  Independent Bank Corp.                                      26,199
                               7,900  IndyMac Bancorp, Inc. (b)                                   39,184
                                 800  InnSuites Hospitality Trust                                    920
                               3,500  Interactive Brokers Group, Inc. Class A (a)                 89,845
                               1,000  International Assets Holding Corp., Inc. (a)                24,960
                               6,141  International Bancshares Corp.                             138,664
                              30,800  Invesco Ltd. (d)                                           750,288
                               3,000  Investment Technology Group, Inc. (a)                      138,540
                               4,100  JMP Group, Inc.                                             28,700
                               3,100  Jackson Hewitt Tax Service, Inc.                            35,557
                               8,600  Jefferies Group, Inc. New Shares                           138,718
                               2,200  KBW, Inc. (a)                                               48,510
                               8,000  KKR Financial Holdings LLC (b)                             101,280
                               8,500  Knight Capital Group, Inc. Class A (a)                     138,040
                               3,600  LaBranche & Co., Inc. (a)                                   15,660
                               5,581  Ladenburg Thalmann Financial
                                      Services, Inc. (a)(b)                                       10,436
                               3,600  Lazard Ltd. Class A                                        137,520
                               1,000  Lincoln Bancorp                                             11,860
                               1,000  Lipid Sciences, Inc. (a)                                     1,010
                               3,350  MB Financial, Inc.                                         103,113
                                 900  MCF Corp. (a)                                                3,546
                               8,700  MF Global Ltd. (a)                                          86,217
                               7,100  MSCI, Inc. (a)                                             211,225
                                 200  Malan Realty Investors, Inc. (a)                                 0
                               9,800  MasterCard, Inc. Class A (b)                             2,185,302
                                 300  Maxus Realty Trust, Inc.                                     2,880
                               1,200  McGrath RentCorp                                            28,932
                               3,300  Medallion Financial Corp.                                   29,832
                               5,200  Medical Properties Trust, Inc.                              58,864
                                 500  MicroFinancial, Inc.                                         2,615
                                 115  Mid Penn Bancorp, Inc.                                       2,910
                               1,000  The Midland Co.                                             64,930
                               2,100  MoneyGram International, Inc. (b)                            3,906
                               2,462  Monmouth Real Estate Investment Corp. Class A               19,696
                                 300  MutualFirst Financial, Inc.                                  3,951
                                 400  NASB Financial, Inc.                                        10,404
                               9,800  The NASDAQ Stock Market, Inc. (a)                          378,868
                               3,390  Nastech Pharmaceutical Co., Inc. (a)(b)                      7,967
                               3,700  National Financial Partners Corp. (b)                       83,139
                                 120  National Security Group, Inc.                                1,800
                                 400  National Western Life Insurance Co. Class A                 86,716
                               3,100  Nelnet, Inc. Class A                                        36,425
                              24,841  New York Community Bancorp, Inc.                           452,603
                               2,900  NewStar Financial, Inc. (a)                                 15,022
                                 400  North American Scientific, Inc. (a)                            124
                               4,400  Northwest Bancorp, Inc.                                    120,252
                               7,200  Nymex Holdings, Inc.                                       652,536
                              25,800  Och-Ziff Capital Management Group LLC (b)                  541,800

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,700  Ocwen Financial Corp. (a)                            $      20,868
                                 700  One Liberty Properties, Inc.                                11,263
                               5,700  optionsXpress Holdings, Inc.                               118,047
                                 900  Oritani Financial Corp. (a)                                 13,653
                                 600  PAB Bankshares, Inc.                                         8,250
                               2,125  PMC Commercial Trust                                        14,981
                                 321  PVF Capital Corp.                                            3,454
                               4,610  Pacific Capital Bancorp                                     99,115
                               1,445  Piper Jaffray Cos. (a)                                      49,072
                               1,200  Portfolio Recovery Associates, Inc. (b)                     51,468
                                 500  Provident Financial Holdings, Inc.                           8,020
                               4,689  Provident Financial Services, Inc.                          66,302
                               6,170  Pzena Investment Management, Inc. Class A (b)               69,844
                               8,450  Raymond James Financial, Inc.                              194,181
                               2,000  Reis, Inc. (a)                                              10,700
                                 675  Renasant Corp.                                              15,188
                               1,000  Resource America, Inc. Class A                               9,450
                               3,100  Riskmetrics Group, Inc. (a)                                 59,985
                                 200  Riverview Bancorp, Inc.                                      2,000
                                 300  Roberts Realty Investors, Inc. (a)                           2,055
                                 800  Roma Financial Corp.                                        11,928
                               2,800  Rome Bancorp, Inc.                                          32,648
                              14,020  SEI Investments Co.                                        346,154
                               2,265  SWS Group, Inc.                                             27,701
                               4,200  Sanders Morris Harris Group, Inc.                           34,272
                               5,203  Santander BanCorp                                           52,602
                                 384  Security Bank Corp.                                          3,053
                               3,300  Siebert Financial Corp.                                      9,933
                               3,600  Specialty Underwriters' Alliance, Inc. (a)                  15,336
                               7,505  Sterling Financial Corp.                                   123,891
                               1,200  Stifel Financial Corp. (a)                                  53,880
                               1,443  Student Loan Corp.                                         142,713
                                 300  Supertel Hospitality, Inc.                                   1,590
                              44,080  TD Ameritrade Holding Corp. (a)                            727,761
                                 100  TF Financial Corp.                                           2,050
                               4,679  Tarragon Corp. (a)(b)                                       10,060
                               2,800  Thomas Weisel Partners Group, Inc. (a)                      18,536
                               1,100  TierOne Corp.                                               12,408
                               1,100  U.S. Global Investors, Inc. (b)                             14,806
                               4,700  United Community Banks, Inc. (b)                            79,806
                               1,000  United PanAm Financial Corp. (a)                             3,640
                                 100  Value Line, Inc.                                             4,590
                               3,500  ViewPoint Financial Group                                   57,785
                              10,252  W Holding Co., Inc. (b)                                     12,200
                               2,200  W.P. Carey & Co. LLC                                        65,934
                               3,500  W.P. Stewart & Co. Ltd. (b)                                  6,790
                                 200  WVS Financial Corp.                                          3,200
                               5,900  Waddell & Reed Financial, Inc. Class A                     189,567
                               7,361  Washington Federal, Inc.                                   168,125
                                 600  Wauwatosa Holdings, Inc. (a)                                 7,140
                                 151  Wayne Savings Bancshares, Inc.                               1,273
                               3,873  Webster Financial Corp.                                    107,941
                                 513  Wesco Financial Corp.                                      207,252
                                 840  West Bancorp., Inc.                                         11,054

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               4,900  Westfield Financial, Inc.                            $      47,873
                                 772  White Mountains Insurance Group, Inc.                      370,560
                                 200  Willis Lease Finance Corp. (a)                               2,514
                               1,467  Willow Grove Bancorp, Inc.                                  10,841
                               8,856  Winthrop Realty Trust, Inc.                                 36,487
                               1,900  World Acceptance Corp. (a)                                  60,515
                               2,400  Wright Express Corp. (a)                                    73,752
                                                                                           -------------
                                                                                              35,030,185
--------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%          2,200  A.O. Smith Corp.                                            72,314
                                 700  Accuride Corp. (a)                                           5,726
                               2,505  Aftermarket Technology Corp. (a)                            48,697
                               5,000  American Axle & Manufacturing Holdings, Inc.               102,500
                               1,700  Amerigon Inc. (a)                                           25,143
                               1,300  Arctic Cat, Inc.                                             9,477
                               5,100  ArvinMeritor, Inc.                                          63,801
                               8,500  BorgWarner, Inc.                                           365,755
                               2,000  CSK Auto Corp. (a)                                          18,620
                               1,200  Cascade Corp.                                               59,172
                               1,100  Coachmen Industries, Inc.                                    3,278
                                 100  Commercial Vehicle Group, Inc. (a)                             991
                               4,900  Dana Holding Corp. (a)                                      49,000
                               5,500  Donaldson Co., Inc.                                        221,540
                               1,300  Dorman Products, Inc. (a)                                   13,975
                               3,690  Fleetwood Enterprises, Inc. (a)(b)                          16,974
                               2,100  FortuNet, Inc. (a)(b)                                       15,099
                                 650  Fuel Systems Solutions, Inc. (a)                             8,664
                              10,690  Gentex Corp.                                               183,333
                               1,700  Group 1 Automotive, Inc.                                    39,916
                               4,000  H&E Equipment Services, Inc. (a)                            50,280
                               7,100  Hayes Lemmerz International, Inc. (a)                       19,809
                               9,600  LKQ Corp. (a)                                              215,712
                               4,845  Lear Corp. (a)                                             125,534
                               1,000  Lithia Motors, Inc. Class A                                 10,160
                               1,300  MarineMax, Inc. (a)                                         16,198
                               2,200  Midas, Inc. (a)                                             37,818
                               1,900  Modine Manufacturing Co.                                    27,531
                               1,800  Monaco Coach Corp.                                          17,064
                               1,125  Monro Muffler, Inc.                                         19,013
                               2,120  Myers Industries, Inc.                                      27,836
                                 850  Noble International Ltd.                                     5,313
                               5,200  Oshkosh Corp.                                              188,656
                               6,500  Penske Auto Group, Inc.                                    126,490
                               3,200  Polaris Industries, Inc. (b)                               131,232
                                 447  Proliance International, Inc. (a)                              814
                               3,850  Rush Enterprises, Inc. Class A (a)                          60,984
                               1,800  Sonic Automotive, Inc.                                      36,990
                               2,275  Spartan Motors, Inc.                                        19,247
                               1,300  Standard Motor Products, Inc.                                7,956
                               1,300  Stoneridge, Inc. (a)                                        17,485
                               3,210  Superior Industries International, Inc.                     66,608
                               6,300  TRW Automotive Holdings Corp. (a)                          147,231
                               3,685  Thor Industries, Inc. (b)                                  109,702
                               2,500  Titan International, Inc.                                   76,525
                               4,600  U.S. Auto Parts Network, Inc. (a)                           14,720

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               7,700  Visteon Corp. (a)                                    $      28,952
                               5,000  Wabco Holdings, Inc.                                       228,100
                               3,100  Winnebago Industries, Inc. (b)                              52,390
                                                                                           -------------
                                                                                               3,210,325
--------------------------------------------------------------------------------------------------------
Non-Durables - 1.7%            2,100  AFC Enterprises, Inc. (a)                                   18,879
                              20,244  Activision, Inc. (a)(c)                                    552,864
                               3,900  American Greetings Corp. Class A                            72,345
                               1,100  BJ's Restaurants, Inc. (a)                                  15,851
                                 615  Benihana, Inc. (a)                                           6,876
                               2,630  Benihana, Inc. Class A (a)                                  29,640
                               1,600  Blue Nile, Inc. (a)(b)                                      86,640
                               2,500  Bob Evans Farms, Inc.                                       68,975
                                 210  Bowl America, Inc. Class A                                   3,234
                               5,800  Brinker International, Inc.                                107,590
                               2,600  Buca, Inc. (a)                                               1,690
                               1,800  Buffalo Wild Wings, Inc. (a)                                44,100
                               2,415  CBRL Group, Inc.                                            86,385
                               2,250  CEC Entertainment, Inc. (a)                                 64,980
                               3,300  CKE Restaurants, Inc.                                       37,026
                               4,100  Cabela's, Inc. Class A (a)(b)                               58,056
                               3,800  California Pizza Kitchen, Inc. (a)                          49,818
                               2,400  Centillium Communications, Inc. (a)                          1,584
                               5,100  Century Casinos, Inc. (a)                                   16,524
                               5,117  The Cheesecake Factory, Inc. (a)                           111,499
                               4,400  Cheniere Energy, Inc. (a)(b)                                87,120
                                 400  Churchill Downs, Inc.                                       18,896
                               5,500  Cosi, Inc. (a)                                              15,785
                              10,600  Denny's Corp. (a)                                           31,482
                               4,800  Domino's Pizza, Inc.                                        64,752
                               3,300  Dover Motorsports, Inc.                                     20,295
                               1,700  Drew Industries, Inc. (a)                                   41,582
                               1,200  EMAK Worldwide, Inc. (a)                                     1,116
                               1,100  Einstein Noah Restaurant Group, Inc. (a)                     9,416
                               2,500  Famous Dave's of America, Inc. (a)                          23,850
                               1,100  Forward Industries, Inc. (a)                                 2,629
                               1,400  Gaming Partners International Corp. (a)                      9,646
                               1,500  Handleman Co. (a)(b)                                           360
                               3,618  Hibbett Sports, Inc. (a)                                    55,862
                               4,300  Hollywood Media Corp. (a)                                   10,320
                               1,700  IHOP Corp. (b)                                              81,430
                               3,800  International Speedway Corp. Class A                       156,560
                               3,900  Isle of Capri Casinos, Inc. (a)                             27,885
                               4,500  Jack in the Box, Inc. (a)                                  120,915
                               2,013  Jakks Pacific, Inc. (a)                                     55,498
                                 300  Kreisler Manufacturing Corp. (a)                             3,495
                               3,700  Krispy Kreme Doughnuts, Inc. (a)(b)                         11,285
                               2,800  Lancaster Colony Corp.                                     111,888
                               1,200  Landry's Restaurants, Inc.                                  19,536
                                 300  Lazare Kaplan International, Inc. (a)                        2,520
                               2,500  Leapfrog Enterprises, Inc. (a)                              17,625
                                 800  Lenox Group, Inc. (a)                                        1,416
                               3,000  LodgeNet Interactive Corp. (a)                              18,270
                               1,700  Luby's, Inc. (a)                                            12,036
                               1,500  Majesco Entertainment Co. (a)                                1,725

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,500  Marvel Entertainment, Inc. (a)                       $     147,345
                               1,100  McCormick & Schmick's Seafood Restaurants, Inc. (a)         12,815
                              13,900  Midway Games, Inc. (a)(b)                                   37,530
                               2,600  Movado Group, Inc.                                          50,674
                               1,705  O'Charleys, Inc.                                            19,642
                                 700  Oil-Dri Corp. of America                                    12,523
                               2,895  P.F. Chang's China Bistro, Inc. (a)(b)                      82,334
                               2,400  Panera Bread Co. Class A (a)(b)                            100,536
                               3,100  Papa John's International, Inc. (a)                         75,051
                                 900  Peco II, Inc. (a)                                              423
                               6,600  Penn National Gaming, Inc. (a)                             288,618
                               1,670  RC2 Corp. (a)                                               35,020
                               2,000  Red Robin Gourmet Burgers, Inc. (a)                         75,140
                               3,100  Regis Corp.                                                 85,219
                               1,000  Ruby Tuesday, Inc.                                           7,500
                               1,300  Russ Berrie & Co., Inc. (a)                                 18,278
                              20,300  Service Corp. International                                205,842
                                 400  Servotronics, Inc.                                           8,080
                               2,800  Shutterfly, Inc. (a)                                        41,636
                               5,737  Sonic Corp. (a)                                            126,443
                               4,700  Sotheby's Holdings, Inc. Class A                           135,877
                                 900  The Steak n Shake Co. (a)                                    7,083
                               1,510  Steinway Musical Instruments, Inc. (a)                      43,065
                               7,700  Stewart Enterprises, Inc. Class A                           49,434
                               6,050  THQ, Inc. (a)                                              131,890
                               6,300  Take-Two Interactive Software, Inc. (a)                    160,776
                               2,400  Trans World Entertainment Corp. (a)                          9,024
                               5,100  Triarc Cos.                                                 35,241
                               6,000  Trump Entertainment Resorts, Inc. (a)(b)                    21,600
                               4,755  Tupperware Corp.                                           183,923
                               2,600  VCG Holding Corp. (a)(b)                                    15,860
                               9,800  Warner Music Group Corp. (b)                                48,804
                               6,800  World Wrestling Entertainment, Inc.                        126,548
                               3,090  Youbet.com, Inc. (a)                                         2,472
                                                                                           -------------
                                                                                               4,871,997
--------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.4%        800  A.M. Castle & Co.                                           21,600
                               7,600  Advanced Environmental Recycling Technologies,
                                      Inc. Class A (a)                                             6,460
                               1,792  Atna Resources Ltd. (a)                                      2,150
                               1,600  Brush Engineered Materials, Inc. (a)                        41,072
                               3,400  Century Aluminum Co. (a)                                   225,216
                              44,400  Coeur d'Alene Mines Corp. (a)(b)                           179,376
                               8,300  Commercial Metals Co.                                      248,751
                               3,027  Encore Wire Corp.                                           55,122
                               6,100  General Moly, Inc. (a)                                      48,739
                               7,400  Hecla Mining Co. (a)                                        82,584
                               3,700  Horsehead Holding Corp. (a)                                 42,846
                               1,500  Kaiser Aluminum Corp.                                      103,950
                                 600  Metalico, Inc. (a)                                           5,886
                               1,800  Minerals Technologies, Inc.                                113,040
                               3,100  Mueller Industries, Inc.                                    89,435
                               1,700  RTI International Metals, Inc. (a)                          76,857
                               5,324  Reliance Steel & Aluminum Co.                              318,695
                              21,900  Southern Copper Corp. (b)                                2,273,877

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,784  Stillwater Mining Co. (a)                            $      89,478
                                                                                           -------------
                                                                                               4,025,134
--------------------------------------------------------------------------------------------------------
Optical Photo & Equipment -    1,200  CPI Corp.                                                   20,724
0.1%                           1,100  Cyberoptics Corp. (a)                                       12,012
                               2,900  Imation Corp.                                               65,946
                              11,630  Ingram Micro, Inc. Class A (a)                             184,103
                               2,095  LaserCard Corp. (a)                                         17,745
                                 200  Meade Instruments Corp. (a)                                    258
                               1,900  Photronics, Inc. (a)                                        18,145
                                 100  StockerYale, Inc. (a)                                           48
                               1,000  Zygo Corp. (a)                                              12,440
                                                                                           -------------
                                                                                                 331,421
--------------------------------------------------------------------------------------------------------
Paper & Forest Products -      3,664  AbitibiBowater, Inc. (b)                                    47,302
0.5%                           2,500  Boise, Inc. (a)                                             16,000
                               2,800  Buckeye Technologies, Inc. (a)                              31,248
                                 804  CSS Industries, Inc.                                        28,108
                               5,900  Caraustar Industries, Inc. (a)                               7,965
                               1,200  Chesapeake Corp.                                             5,772
                               1,400  Deltic Timber Corp.                                         77,980
                              44,500  Domtar Corp. (a)                                           303,935
                                 480  Kadant, Inc. (a)                                            14,102
                               5,200  Kapstone Paper and Packaging Corp. (a)                      34,424
                               5,600  Louisiana-Pacific Corp.                                     51,408
                               1,000  Lydall, Inc. (a)                                            11,450
                               1,400  Neenah Paper, Inc.                                          36,092
                               1,400  P.H. Glatfelter Co.                                         21,154
                               6,600  Packaging Corp. of America                                 147,378
                               2,259  Potlatch Corp.                                              93,229
                               5,471  Rayonier, Inc.                                             237,660
                               2,000  Rock-Tenn Co. Class A                                       59,940
                              19,880  Smurfit-Stone Container Corp. (a)                          153,076
                               1,400  Universal Forest Products, Inc.                             45,080
                               3,700  Wausau Paper Corp.                                          30,562
                                                                                           -------------
                                                                                               1,453,865
--------------------------------------------------------------------------------------------------------
Producer Goods - 4.1%          6,523  AGCO Corp. (a)                                             390,597
                                 750  Aaon, Inc.                                                  15,022
                               3,600  Actuant Corp. Class A                                      108,756
                               8,400  Akorn, Inc. (a)                                             39,732
                                 700  Alamo Group, Inc.                                           14,889
                               2,200  Albany International Corp. Class A                          79,508
                                 115  Allied Motion Technologies, Inc. (a)                           528
                               2,000  Allis-Chalmers Energy, Inc. (a)                             27,580
                               1,200  American Vanguard Corp. (b)                                 19,968
                               7,500  Ametek, Inc.                                               329,325
                               2,700  Applied Industrial Technologies, Inc.                       80,703
                               5,000  AptarGroup, Inc.                                           194,650
                                  14  Arotech Corp. (a)                                               38
                               1,500  Astec Industries, Inc. (a)                                  58,140
                               6,600  BE Aerospace, Inc. (a)                                     230,670
                               3,300  Baldor Electric Co.                                         92,400
                               3,800  Barnes Group, Inc.                                          87,210
                               1,600  Blount International, Inc. (a)                              19,792
                               2,700  Blyth, Inc.                                                 53,244
                               3,600  Briggs & Stratton Corp.                                     64,440

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 700  CIRCOR International, Inc.                           $      32,375
                               1,100  Cantel Medical Corp. (a)                                    11,682
                              18,700  Capstone Turbine Corp. (a)(b)                               39,644
                                 200  Catalyst Semiconductor, Inc. (a)                             1,098
                               2,000  Chart Industries, Inc. (a)                                  67,680
                               1,100  Cherokee International Corp. (a)                             2,057
                                 100  Chicago Rivet & Machine Co.                                  2,240
                               3,100  Clarcor, Inc.                                              110,205
                               4,185  Cognex Corp.                                                91,359
                               2,000  Columbus McKinnon Corp. (a)                                 61,960
                               1,900  Comfort Systems USA, Inc.                                   24,719
                                 360  Concord Camera Corp. (a)                                     1,350
                               1,900  Cryo-Cell International, Inc. (a)                            1,520
                                 600  Culp, Inc. (a)                                               4,512
                               3,000  Curtiss-Wright Corp.                                       124,440
                                 100  DXP Enterprises, Inc. (a)                                    3,928
                               2,000  Diamond Management & Technology
                                      Consultants, Inc.                                           12,900
                                 300  Directed Electronics, Inc. (a)                                 627
                               5,500  Distributed Energy Systems Corp. (a)                         2,475
                               1,100  Dynamic Materials Corp.                                     47,498
                                 300  The Eastern Co.                                              4,695
                               9,000  Evergreen Solar, Inc. (a)(b)                                83,430
                               5,400  FMC Corp.                                                  299,646
                               1,600  The Fairchild Corp. (a)                                      3,648
                              11,490  Fastenal Co.                                               527,736
                               2,500  Federal Signal Corp.                                        34,900
                               4,500  Flanders Corp. (a)(b)                                       27,405
                               4,000  Flowserve Corp.                                            417,520
                              10,380  Foster Wheeler Ltd. (a)                                    587,716
                               2,400  Franklin Electric Co., Inc. (b)                             82,008
                               3,700  Gardner Denver, Inc. (a)                                   137,270
                               1,970  The Gorman-Rupp Co.                                         64,793
                               4,487  Graco, Inc.                                                162,699
                               7,200  GrafTech International Ltd. (a)                            116,712
                                 700  HI Shear Technology Corp.                                    8,050
                               3,000  HNI Corp. (b)                                               80,670
                               2,000  Hardinge, Inc.                                              27,520
                               6,000  Harsco Corp.                                               332,280
                               4,290  Herman Miller, Inc.                                        105,405
                               6,300  Hexcel Corp. (a)                                           120,393
                               4,700  Hubbell, Inc. Class B                                      205,343
                                 100  Hurco Companies, Inc. (a)                                    4,678
                               5,525  IDEX Corp.                                                 169,562
                                 100  Ibis Technology Corp. (a)                                       26
                                 400  Inplay Technologies, Inc. (a)                                  324
                                 500  IntriCon Corp. (a)                                           3,995
                               5,375  Jarden Corp. (a)                                           116,853
                               2,700  Kaydon Corp.                                               118,557
                               4,800  Kennametal, Inc.                                           141,264
                               2,700  Knoll, Inc.                                                 31,158
                               1,200  L.B. Foster Co. Class A (a)                                 51,672
                               1,100  LaBarge, Inc. (a)                                           13,266
                               1,100  Ladish Co., Inc. (a)                                        39,600

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                                 534  Lawson Products, Inc.                                $      14,712
                               4,700  Lennox International, Inc.                                 169,059
                               1,082  Libbey, Inc.                                                18,221
                               2,895  Lincoln Electric Holdings, Inc.                            186,699
                               1,200  Lindsay Manufacturing Co.                                  122,964
                               3,200  Liquidity Services, Inc. (a)                                25,600
                               1,400  MFRI, Inc. (a)                                              22,512
                               4,600  MSC Industrial Direct Co. Class A                          194,350
                               1,700  Magnetek, Inc. (a)                                           5,848
                                 900  Material Sciences Corp. (a)                                  6,984
                               1,800  Matthews International Corp. Class A                        86,850
                               2,700  Merix Corp. (a)                                              5,508
                               3,360  Micrel, Inc.                                                31,147
                               1,600  Middleby Corp. (a)                                          99,824
                                 436  Milacron, Inc. (a)                                           1,106
                                 900  Modtech Holdings, Inc. (a)                                     252
                               2,725  Moog, Inc. Class A (a)                                     115,022
                               6,400  Mueller Water Products, Inc. Series B                       50,432
                                 400  NACCO Industries, Inc. Class A                              32,376
                               1,400  NATCO Group, Inc. Class A (a)                               65,450
                               3,700  NN, Inc.                                                    36,001
                               2,400  Nordson Corp.                                              129,240
                               4,000  Oceaneering International, Inc. (a)                        252,000
                               4,500  PainCare Holdings, Inc. (a)                                    293
                               1,700  Park-Ohio Holdings Corp. (a)                                26,707
                               6,950  Pentair, Inc.                                              221,705
                              12,007  Plug Power, Inc. (a)                                        37,342
                               3,140  Presstek, Inc. (a)                                          13,753
                               2,300  RBC Bearings, Inc. (a)                                      85,399
                               1,000  Reddy Ice Holdings, Inc.                                    13,030
                               3,105  Regal-Beloit Corp.                                         113,736
                               2,900  Research Frontiers, Inc. (a)(b)                             19,575
                                 700  Riviera Holdings Corp. (a)                                  14,427
                               2,800  Robbins & Myers, Inc.                                       91,420
                               1,125  Ronson Corp. (a)                                             1,462
                               6,800  Roper Industries, Inc.                                     404,192
                               1,770  SI International, Inc. (a)                                  33,966
                               4,048  SPX Corp.                                                  424,635
                               7,000  Safeguard Scientifics, Inc. (a)                             10,430
                               4,600  Sauer-Danfoss, Inc.                                        101,844
                               5,900  The Shaw Group, Inc. (a)                                   278,126
                               1,800  Somanetics Corp. (a)                                        28,026
                               1,800  Sonic Solutions, Inc. (a)                                   17,370
                               1,000  Spectrum Control, Inc. (a)                                   8,460
                                 700  Standex International Corp.                                 15,638
                              10,600  Steelcase, Inc. Class A                                    117,236
                               1,000  Strattec Security Corp.                                     42,330
                               1,850  Sun Hydraulics, Inc.                                        54,150
                               1,400  T-3 Energy Services, Inc. (a)                               59,584
                               1,165  TRM Corp. (a)                                                  291
                               1,900  Team, Inc. (a)                                              51,870
                               1,500  Technology Research Corp.                                    4,275
                               1,300  Tecumseh Products Co. Class A (a)                           39,884
                               2,500  Teleflex, Inc.                                             119,275

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,500  Tennant Co.                                          $      59,715
                               2,800  Tenneco, Inc. (a)                                           78,232
                               8,000  ThermoGenesis Corp. (a)                                     12,880
                               6,400  Timken Co.                                                 190,208
                               5,100  Trinity Industries, Inc.                                   135,915
                               1,700  Triumph Group, Inc.                                         96,781
                               1,900  TurboChef Technologies, Inc. (a)(b)                         12,388
                               1,600  Twin Disc, Inc.                                             25,312
                               2,400  Tyler Technologies, Inc. (a)                                33,552
                               8,340  Valhi, Inc.                                                195,073
                               1,900  Valmont Industries, Inc.                                   166,991
                               2,000  Watsco, Inc. (b)                                            82,840
                               2,800  Watts Water Technologies, Inc. Class A                      78,484
                               5,000  Woodward Governor Co.                                      133,600
                               1,100  X-Rite, Inc. (a)                                             6,567
                                                                                           -------------
                                                                                              12,103,381
--------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.7%    3,100  Alexander & Baldwin, Inc.                                  133,548
                               4,500  American Commercial Lines, Inc. (a)                         71,100
                                 700  Capital Product Partners LP                                 13,055
                               4,600  Diamondhead Casino Corp. (a)                                 8,510
                               4,500  Double Hull Tankers, Inc. (b)                               47,745
                               4,600  Eagle Bulk Shipping, Inc.                                  118,496
                               1,500  Excel Maritime Carriers Ltd. (b)                            44,025
                               1,500  Freightcar America, Inc.                                    51,450
                               3,400  GATX Corp.                                                 132,838
                               2,100  Genco Shipping & Trading Ltd.                              118,503
                               2,300  General Maritime Corp.                                      54,303
                               2,150  Genesee & Wyoming, Inc. Class A (a)                         73,960
                               1,900  Greenbrier Cos., Inc. (b)                                   50,388
                               3,200  Horizon Lines, Inc. Class A                                 59,552
                               1,900  Hornbeck Offshore Services, Inc. (a)                        86,773
                                 300  International Shipholding Corp. (a)                          5,754
                                 700  K-Sea Transportation Partners LP                            24,710
                               5,400  Kansas City Southern (a)                                   216,594
                               1,700  Martin Midstream Partners LP                                51,867
                               2,700  OSG America LP                                              37,125
                               1,200  OceanFreight, Inc.                                          26,268
                               2,000  Overseas Shipholding Group, Inc.                           140,080
                               1,000  Saia, Inc. (a)                                              15,860
                               5,300  Ship Finance International Ltd. (b)                        139,284
                               2,300  TBS International Ltd. (a)                                  69,460
                               1,200  Trico Marine Services, Inc. (a)                             46,764
                               2,100  U.S. Shipping Partners LP                                   25,032
                               3,400  Westinghouse Air Brake Technologies Corp.                  128,044
                                                                                           -------------
                                                                                               1,991,088
--------------------------------------------------------------------------------------------------------
Real Property - 4.6%           7,000  AMB Property Corp.                                         380,940
                                 500  AMREP Corp.                                                 26,150
                               2,500  Acadia Realty Trust                                         60,375
                               1,795  Alesco Financial, Inc. (b)                                   5,170
                                 400  Alexander's, Inc. (a)                                      141,800
                               2,000  Alexandria Real Estate Equities, Inc.                      185,440
                                 400  American Land Lease, Inc.                                    8,232
                                 500  American Mortgage Acceptance Co.                               755
                                 500  American Realty Investors, Inc. (a)                          5,505

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                              32,500  Annaly Capital Management, Inc.                      $     497,900
                               4,600  Anthracite Capital, Inc. (g)                                30,360
                               6,300  Anworth Mortgage Asset Corp.                                38,619
                               1,500  Arbor Realty Trust, Inc.                                    22,620
                               1,200  Associated Estates Realty Corp.                             13,728
                                 600  Avatar Holdings, Inc. (a)                                   26,154
                               3,635  BRE Properties                                             165,611
                               2,000  BRT Realty Trust                                            28,020
                               3,200  Big 5 Sporting Goods Corp.                                  28,064
                               3,800  BioMed Realty Trust, Inc.                                   90,782
                               6,314  Brandywine Realty Trust                                    107,085
                              32,200  Brookfield Properties Corp.                                621,782
                               4,800  CBL & Associates Properties, Inc.                          112,944
                               2,300  CBRE Realty Finance, Inc.                                    9,269
                               3,200  California Coastal Communities, Inc. (a)(b)                 15,488
                               3,957  Camden Property Trust                                      198,641
                               4,600  Capstead Mortgage Corp.                                     52,440
                               3,700  Care Investment Trust, Inc.                                 39,035
                               5,400  Cedar Shopping Centers, Inc.                                63,072
                               1,700  Chimera Investment Corp.                                    20,910
                               3,200  Colonial Properties Trust                                   76,960
                               3,400  Corporate Office Properties Trust                          114,274
                               3,000  Cousins Properties, Inc.                                    74,130
                               1,800  Crystal River Capital, Inc. (b)                             16,074
                              12,200  DCT Industrial Trust, Inc.                                 121,512
                               5,800  DiamondRock Hospitality Co.                                 73,486
                               4,300  Digital Realty Trust, Inc.                                 152,650
                               8,000  Douglas Emmett, Inc.                                       176,480
                              10,275  Duke Realty Corp.                                          234,373
                               2,200  Dupont Fabros Technology, Inc.                              36,278
                               1,900  Eastgroup Properties, Inc.                                  88,274
                               4,100  Education Realty Trust, Inc.                                51,537
                               1,800  Entertainment Properties Trust                              88,794
                               1,800  Equity Lifestyle Properties, Inc.                           88,866
                               5,255  Equity One, Inc.                                           125,962
                               2,100  Essex Property Trust, Inc.                                 239,358
                               4,440  Federal Realty Investment Trust                            346,098
                               4,500  FelCor Lodging Trust, Inc.                                  54,135
                               1,327  First Acceptance Corp. (a)                                   3,782
                               3,900  First Industrial Realty Trust, Inc.                        120,471
                               1,200  First Potomac Realty Trust                                  18,444
                               7,400  Forest City Enterprises, Inc. Class A                      272,320
                               2,833  Forestar Real Estate Group, Inc. (a)                        70,570
                               2,300  GMH Communities Trust                                       19,964
                               1,900  Getty Realty Corp.                                          30,267
                               2,100  Gladstone Commercial Corp.                                  32,655
                               4,900  Glimcher Realty Trust                                       58,604
                               4,922  Grubb & Ellis Co.                                           33,814
                              14,700  HRPT Properties Trust                                       98,931
                               6,052  Health Care REIT, Inc.                                     273,127
                               3,700  Healthcare Realty Trust, Inc.                               96,755
                               3,350  Highwoods Properties, Inc.                                 104,085
                               6,280  Hilltop Holdings, Inc. (a)                                  65,312
                               2,800  Home Properties, Inc.                                      134,372

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               6,505  Hospitality Properties Trust                         $     221,300
                               1,600  Housevalues, Inc. (a)                                        3,776
                               5,500  IMPAC Mortgage Holdings, Inc. (b)                            6,985
                               5,100  Icahn Enterprises LP (b)                                   420,750
                               6,500  Inland Real Estate Corp.                                    98,865
                               6,500  Investors Real Estate Trust                                 63,570
                               8,600  iStar Financial, Inc.                                      120,658
                                 500  JER Investors Trust, Inc. (b)                                4,240
                               2,600  Jones Lang LaSalle, Inc.                                   201,084
                               2,400  Kilroy Realty Corp.                                        117,864
                               1,700  Kite Realty Group Trust                                     23,800
                                 900  LTC Properties, Inc.                                        23,139
                               4,400  LTC-Amerivest Liquidating Trust (a)                              0
                               2,900  LaSalle Hotel Properties                                    83,317
                               4,620  Lexington Corporate Properties Trust                        66,574
                               6,860  Liberty Property Trust                                     213,415
                               4,100  LoopNet, Inc. (a)(b)                                        52,070
                               7,570  Luminent Mortgage Capital, Inc. (b)                          4,618
                              10,300  MFA Mortgage Investments, Inc.                              64,890
                               5,600  The Macerich Co.                                           393,512
                               4,600  Mack-Cali Realty Corp.                                     164,266
                               4,500  Maguire Properties, Inc. (b)                                64,395
                               3,400  Meruelo Maddux Properties, Inc. (a)                          8,636
                               1,900  Mid-America Apartment Communities, Inc.                     94,696
                               1,100  Mission West Properties, Inc.                               10,395
                              10,424  Move, Inc. (a)                                              32,106
                               1,600  National Health Investors, Inc.                             50,000
                               5,191  National Retail Properties, Inc.                           114,462
                               6,500  Nationwide Health Properties, Inc.                         219,375
                               5,605  Newcastle Investment Corp. (b)                              46,297
                               6,000  NorthStar Realty Finance Corp.                              49,020
                               1,750  Novastar Financial, Inc. (a)(b)                              3,115
                               3,400  Omega Healthcare Investors, Inc.                            59,024
                               3,500  Origen Financial, Inc.                                       4,200
                                 900  Orleans Homebuilders, Inc. (b)                               5,130
                               2,000  PS Business Parks, Inc.                                    103,800
                               1,900  Parkway Properties, Inc.                                    70,224
                               2,799  Pennsylvania Real Estate Investment Trust                   68,268
                                 300  Pope Resources, Ltd. LP                                     10,350
                               2,500  Post Properties, Inc.                                       96,550
                               6,300  RAIT Investment Trust (b)                                   43,722
                               1,600  Ramco-Gershenson Properties Trust                           33,776
                               1,300  Reading International, Inc. Class A (a)                     12,324
                               8,100  Realty Income Corp. (b)                                    207,522
                               1,700  Redwood Trust, Inc. (b)                                     61,795
                               4,900  Regency Centers Corp.                                      317,324
                               4,182  SL Green Realty Corp.                                      340,708
                               1,300  Saul Centers, Inc.                                          65,312
                               5,900  Senior Housing Properties Trust                            139,830
                               1,000  Sovran Self Storage, Inc.                                   42,710
                               6,300  The St. Joe Co. (b)                                        270,459
                               2,300  Stonemor Partners LP                                        41,883
                               4,400  Strategic Hotel Capital, Inc.                               57,772
                                 200  Stratus Properties, Inc. (a)                                 5,894

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,600  Sun Communities, Inc.                                $      53,300
                               3,700  Sunstone Hotel Investors, Inc.                              59,237
                               3,000  Tanger Factory Outlet Centers, Inc.                        115,410
                               4,500  Taubman Centers, Inc.                                      234,450
                               1,100  Thomas Properties Group, Inc.                                9,658
                               8,355  Thornburg Mortgage, Inc. (b)                                 8,856
                               3,000  Toreador Resources Corp. (a)                                23,340
                                 100  Transcontinental Realty Investors, Inc. (a)                  1,712
                              10,765  UDR, Inc.                                                  263,958
                               1,300  Universal Health Realty Income Trust                        43,290
                               1,300  Urstadt Biddle Properties, Inc.                             21,099
                                 900  Urstadt Biddle Properties, Inc. Class A                     14,157
                               5,000  U-Store-It Trust                                            56,650
                               9,800  Ventas, Inc.                                               440,118
                               2,800  Washington Real Estate Investment Trust                     93,576
                               6,075  Weingarten Realty Investors                                209,223
                               1,049  ZipRealty, Inc. (a)                                          5,497
                                                                                           -------------
                                                                                              13,342,903
--------------------------------------------------------------------------------------------------------
Retail - 2.2%                  4,470  1-800-FLOWERS.COM, Inc. Class A (a)                         38,040
                               4,866  99 Cents Only Stores (a)                                    48,125
                               3,100  A.C. Moore Arts & Crafts, Inc. (a)                          21,142
                               2,975  Aaron Rents, Inc.                                           64,081
                               7,200  Advance Auto Parts, Inc.                                   245,160
                               3,200  Allion Healthcare, Inc. (a)                                 13,216
                               1,300  Alloy, Inc. (a)                                              9,555
                               2,700  American Apparel, Inc. (a)                                  25,515
                              14,765  American Eagle Outfitters, Inc.                            258,535
                               3,375  AnnTaylor Stores Corp. (a)                                  81,608
                                 200  Arden Group, Inc. Class A                                   28,600
                               1,400  Asbury Automotive Group, Inc.                               19,264
                               3,900  BJ's Wholesale Club, Inc. (a)                              139,191
                               3,600  Barnes & Noble, Inc.                                       110,340
                                 700  Bidz.com, Inc. (a)                                           5,866
                               1,100  Bluegreen Corp. (a)                                          7,370
                               2,600  The Bon-Ton Stores, Inc. (b)                                14,222
                               1,200  Books-A-Million, Inc.                                       10,488
                               6,200  Borders Group, Inc.                                         36,394
                               5,556  Brightpoint, Inc. (a)                                       46,448
                               1,300  Build-A-Bear Workshop, Inc. (a)                             11,817
                              15,300  Carmax, Inc. (a)(b)                                        297,126
                               3,700  Casey's General Stores, Inc.                                83,620
                               3,100  Casual Male Retail Group, Inc. (a)                          13,020
                               2,750  The Cato Corp. Class A                                      41,085
                               2,400  Central Garden & Pet Co. Class A (a)                        10,656
                               2,900  Charlotte Russe Holding, Inc. (a)                           50,286
                              11,355  Charming Shoppes, Inc. (a)                                  54,845
                              11,300  Chico's FAS, Inc. (a)                                       80,343
                               2,105  The Children's Place Retail Stores, Inc. (a)                51,699
                               2,238  Christopher & Banks Corp.                                   22,358
                              12,280  Circuit City Stores, Inc.                                   48,874
                               7,670  Coldwater Creek, Inc. (a)                                   38,733
                               3,600  Collective Brands, Inc. (a)                                 43,632
                               4,700  Cost Plus, Inc. (a)(b)                                      15,745
                               3,200  DSW, Inc. Class A (a)(b)                                    41,440

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               5,199  dELiA*s, Inc. (a)                                    $      13,881
                               6,705  Dollar Tree, Inc. (a)                                      184,991
                               6,106  Dress Barn, Inc. (a)                                        79,012
                               3,400  drugstore.com, Inc. (a)                                      7,548
                                 600  Eddie Bauer Holdings, Inc. (a)                               2,334
                               3,500  The Finish Line, Inc. Class A                               16,660
                                 200  Flanigan's Enterprises, Inc. (a)                             1,600
                               8,800  Foot Locker, Inc.                                          103,576
                               2,850  Fred's, Inc.                                                29,212
                               1,400  Gander Mountain Co. (a)(b)                                   8,512
                               2,200  Genesco, Inc. (a)                                           50,842
                               3,420  The Great Atlantic & Pacific Tea Co., Inc. (a)              89,672
                               2,700  Gymboree Corp. (a)                                         107,676
                               2,700  HFF, Inc. Class A (a)                                       13,527
                               6,500  Hanesbrands, Inc. (a)                                      189,800
                               1,000  hhgregg, Inc. (a)                                           11,250
                               3,250  Hot Topic, Inc. (a)                                         14,008
                               4,000  Insight Enterprises, Inc. (a)                               70,000
                               3,800  Jamba, Inc. (a)(b)                                          10,070
                               1,365  Jo-Ann Stores, Inc. (a)                                     20,106
                               1,100  Kirkland's, Inc. (a)                                         1,375
                               2,700  Longs Drug Stores Corp.                                    114,642
                               3,700  Men's Wearhouse, Inc.                                       86,099
                               9,210  O'Reilly Automotive, Inc. (a)                              262,669
                               1,300  Overstock.com, Inc. (a)(b)                                  15,483
                               3,000  PC Connection, Inc. (a)                                     23,760
                               5,325  Pacific Sunwear of California, Inc. (a)                     67,148
                               3,700  The Pep Boys - Manny, Moe & Jack                            36,852
                              10,600  PetSmart, Inc.                                             216,664
                               9,100  Pier 1 Imports, Inc. (a)                                    57,148
                               2,850  PriceSmart, Inc.                                            78,974
                               4,700  Rent-A-Center, Inc. (a)                                     86,245
                               2,200  Retail Ventures, Inc. (a)                                   10,670
                              57,600  Rite Aid Corp. (a)(b)                                      169,344
                              10,700  Ross Stores, Inc.                                          320,572
                               2,800  Ruddick Corp.                                              103,208
                               3,400  Ruth's Chris Steak House, Inc. (a)                          23,494
                               9,500  Saks, Inc. (a)                                             118,465
                              11,570  Sally Beauty Co., Inc. (a)                                  79,833
                               2,000  School Specialty, Inc. (a)                                  63,080
                               2,800  Sharper Image Corp. (a)(b)                                     476
                               1,800  Shoe Carnival, Inc. (a)                                     24,354
                               2,150  Stamps.com, Inc. (a)                                        22,059
                               6,200  Stein Mart, Inc.                                            34,844
                               3,600  Systemax, Inc.                                              43,416
                               4,800  The Talbots, Inc. (b)                                       51,744
                               3,800  Texas Roadhouse, Inc. Class A (a)                           37,240
                               2,800  Tractor Supply Co. (a)                                     110,656
                               3,100  Tuesday Morning Corp. (a)                                   16,058
                               2,500  Tween Brands, Inc. (a)                                      61,850
                               4,157  Ulta Salon Cosmetics & Fragrance, Inc. (a)                  58,364
                               1,700  Unifirst Corp.                                              63,053
                               1,800  United Stationers, Inc. (a)                                 85,860
                              12,100  Urban Outfitters, Inc. (a)                                 379,335

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               1,800  Weis Markets, Inc.                                   $      62,046
                               1,600  West Marine, Inc. (a)                                       11,152
                               4,475  The Wet Seal, Inc. Class A (a)                              15,170
                               7,300  Williams-Sonoma, Inc. (b)                                  176,952
                               2,700  Wilsons The Leather Experts, Inc. (a)                          568
                               4,400  Zale Corp. (a)(b)                                           86,944
                               2,800  Zumiez, Inc. (a)(b)                                         43,932
                                 200  Titan Machinery, Inc. (a)                                    3,740
                                 600  Winmark Corp. (a)                                           10,740
                                                                                           -------------
                                                                                               6,488,994
--------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%       8,070  Alberto-Culver Co.                                         221,199
                               6,500  Bare Escentuals, Inc. (a)                                  152,230
                               1,800  Chattem, Inc. (a)                                          119,412
                               4,300  Church & Dwight Co., Inc.                                  233,232
                               3,300  Elizabeth Arden, Inc. (a)                                   65,835
                               2,500  Inter Parfums, Inc.                                         55,200
                               4,300  Nu Skin Enterprises, Inc. Class A                           77,486
                               1,100  Parlux Fragrances, Inc. (a)                                  3,234
                               1,000  Physicians Formula Holdings, Inc. (a)                        8,920
                              29,898  Revlon, Inc. Class A (a)                                    29,300
                                 600  Steiner Leisure Ltd. (a)                                    19,800
                                                                                           -------------
                                                                                                 985,848
--------------------------------------------------------------------------------------------------------
Steel - 0.7%                   8,100  AK Steel Holding Corp.                                     440,802
                                 200  Ampco-Pittsburgh Corp.                                       8,598
                               3,500  Carpenter Technology Corp.                                 195,895
                               3,200  Cleveland-Cliffs, Inc.                                     383,424
                               1,400  Cold Metal Products, Inc. (a)                                    0
                               1,500  Esmark, Inc. (a)                                            16,950
                                 600  Friedman Industries, Inc.                                    3,090
                               3,600  Gibraltar Industries, Inc.                                  42,228
                               1,300  Northwest Pipe Co. (a)                                      55,237
                               1,205  Olympic Steel, Inc.                                         54,346
                                 500  Omega Flex, Inc.                                             2,050
                               2,350  Quanex Corp.                                               121,589
                               2,450  Schnitzer Steel Industries, Inc. Class A                   173,999
                                 400  Shiloh Industries, Inc.                                      4,468
                              14,160  Steel Dynamics, Inc.                                       467,846
                               1,300  Synalloy Corp.                                              15,808
                                 700  Universal Stainless & Alloy Products, Inc. (a)              20,797
                               5,700  Worthington Industries, Inc.                                96,159
                                                                                           -------------
                                                                                               2,103,286
--------------------------------------------------------------------------------------------------------
Telephone - 1.8%              10,200  ADC Telecommunications, Inc. (a)                           123,216
                                  75  ATSI Communications, Inc. (a)                                   13
                               5,400  Acme Packet, Inc. (a)                                       43,146
                               6,080  Adtran, Inc.                                               112,480
                               7,800  Airspan Networks, Inc. (a)                                   7,332
                               4,900  Alaska Communications Systems Group, Inc.                   59,976
                               4,705  Applied Digital Solutions, Inc. (a)                          3,117
                               2,600  Applied Signal Technology, Inc.                             30,680
                               5,000  Aruba Networks, Inc. (a)                                    26,050
                                 500  Atlantic Tele-Network, Inc.                                 16,915
                               8,000  Autobytel, Inc. (a)                                         17,280
                              11,100  Centennial Communications Corp. (a)                         65,601
                              15,300  Cincinnati Bell, Inc. (a)                                   65,178

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               3,484  Consolidated Communications Holdings, Inc.           $      52,713
                              12,386  Covad Communications Group, Inc. (a)                        12,014
                              21,890  Crown Castle International Corp. (a)                       754,986
                                 999  D&E Communications, Inc.                                     8,891
                               2,000  Ditech Networks, Inc. (a)                                    5,880
                               2,615  Equinix, Inc. (a)                                          173,871
                              12,200  Extreme Networks, Inc. (a)                                  37,820
                               4,200  FairPoint Communications, Inc.                              37,884
                                   1  Fibernet Telecom Group, Inc. (a)                                 7
                              19,900  FiberTower Corp. (a)                                        35,024
                              18,700  Finisar Corp. (a)                                           23,936
                               4,500  Fusion Telecommunications International, Inc. (a)            1,395
                               3,400  General Communication, Inc. Class A (a)                     20,876
                               1,900  GeoEye, Inc. (a)                                            49,381
                               3,395  Global Crossing Ltd. (a)                                    51,468
                               5,600  Globalstar, Inc. (a)(b)                                     40,824
                               1,400  Globecomm Systems Inc. (a)                                  12,180
                                   6  GoAmerica, Inc. (a)                                             39
                                 800  HickoryTech Corp.                                            6,536
                               1,000  Hughes Communications, Inc. (a)                             50,680
                              11,700  ICO Global Communications Holdings Ltd. (a)                 36,153
                               1,600  ID Systems, Inc. (a)                                        12,016
                               4,600  IDT Corp. Class B                                           17,802
                               2,000  iPCS, Inc.                                                  46,700
                               2,400  Ibasis, Inc.                                                 9,840
                               1,900  Iowa Telecommunications Services, Inc.                      33,687
                               3,700  j2 Global Communications, Inc. (a)                          82,584
                               5,100  Leap Wireless International, Inc. (a)                      237,660
                             121,188  Level 3 Communications, Inc. (a)(b)                        256,919
                              25,200  MetroPCS Communications, Inc. (a)                          428,400
                                 300  NET2000 Communications, Inc. (a)                                 0
                              13,500  NII Holdings, Inc. (a)                                     429,030
                               3,000  NTELOS Holdings Corp.                                       72,600
                               1,400  Neutral Tandem, Inc. (a)                                    25,214
                               4,100  Nextwave Wireless, Inc. (a)(b)                              20,705
                               2,886  Novatel Wireless, Inc. (a)                                  27,936
                                 400  Occam Networks, Inc. (a)                                     2,176
                                 247  Optical Cable Corp. (a)                                      1,235
                                 900  Optium Corp. (a)                                             6,327
                               6,600  PAETEC Holding Corp. (a)                                    43,956
                              29,100  Primus Telecommunications GP (a)                             8,788
                               4,500  RCN Corp.                                                   50,310
                                 500  Shenandoah Telecom Co.                                       7,420
                              18,400  Sonus Networks, Inc. (a)(b)                                 63,296
                                 800  SureWest Communications                                     12,368
                               3,700  Syniverse Holdings, Inc. (a)                                61,642
                               5,500  Telephone & Data Systems, Inc.                             215,985
                               2,900  Telephone & Data Systems, Inc. (Special Shares)            108,170
                                 200  Telular Corp. (a)                                              668
                               2,700  Terremark Worldwide, Inc. (a)                               14,796
                               5,100  TerreStar Corp. (a)                                         24,888
                              11,100  Time Warner Telecom, Inc. Class A (a)                      171,939
                               6,400  U.S. Cellular Corp. (a)                                    352,000
                               3,600  USA Mobility, Inc.                                          25,704

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               6,100  UTStarcom, Inc. (a)(b)                               $      17,324
                              25,155  Virgin Media, Inc.                                         353,931
                               5,800  Virgin Mobile USA, Inc. (a)                                 11,774
                              11,300  Vonage Holdings Corp. (a)(b)                                20,905
                               1,500  Warwick Valley Telephone Co.                                17,730
                                                                                           -------------
                                                                                               5,277,967
--------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%      200  American Biltrite, Inc. (a)                                  1,430
                               5,200  Carlisle Cos., Inc.                                        173,888
                               4,400  Cooper Tire & Rubber Co.                                    65,868
                               1,000  SRI/Surgical Express, Inc. (a)                               4,300
                                 400  Synergetics USA, Inc. (a)                                      860
                                                                                           -------------
                                                                                                 246,346
--------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                 6,500  Alliance One International, Inc. (a)                        39,260
                               8,400  Loews Corp. - Carolina Group                               609,420
                               2,000  M&F Worldwide Corp. (a)                                     74,780
                                 900  Schweitzer-Mauduit International, Inc.                      20,826
                               1,945  Universal Corp.                                            127,456
                               4,297  Vector Group Ltd. (b)                                       75,584
                                                                                           -------------
                                                                                                 947,326
--------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.4%       100  Aldila, Inc.                                                 1,140
                               4,038  All-American SportPark, Inc. (a)                               808
                               2,500  Ambassadors Group, Inc.                                     47,225
                               1,500  Amerco, Inc. (a)(b)                                         85,635
                                 100  American Classic Voyages Co. (a)                                 0
                               4,100  Ameristar Casinos, Inc.                                     74,825
                               3,800  Bally Technologies, Inc. (a)                               130,492
                               6,200  Boyd Gaming Corp.                                          124,000
                               6,000  CKX, Inc. (a)                                               57,120
                               4,800  Callaway Golf Co.                                           70,464
                               3,100  Cedar Fair, LP                                              72,075
                               4,600  Choice Hotels International, Inc.                          156,906
                               9,000  Dick's Sporting Goods, Inc. (a)                            241,020
                               2,100  Dollar Thrifty Automotive Group, Inc. (a)                   28,644
                               3,316  Dover Downs Gaming & Entertainment, Inc.                    28,219
                               3,300  Elixir Gaming Technologies, Inc. (a)                         6,402
                               5,300  Empire Resorts, Inc. (a)(b)                                  7,261
                               1,000  Full House Resorts, Inc. (a)                                 1,570
                               1,800  Great Wolf Resorts, Inc. (a)                                11,484
                               3,800  Interstate Hotels & Resorts, Inc. (a)                       18,164
                              26,300  Las Vegas Sands Corp. (a)(b)                             1,936,732
                               3,400  Life Time Fitness, Inc. (a)(b)                             106,114
                               1,100  Lodgian, Inc. (a)                                           12,265
                              21,910  MGM Mirage (a)                                           1,287,651
                               2,100  MTR Gaming Group, Inc. (a)                                  14,700
                               1,500  Marcus Corp.                                                28,800
                                 700  Marine Products Corp.                                        5,656
                               1,600  Monarch Casino & Resort, Inc. (a)                           28,336
                               3,800  Morgans Hotel Group Co. (a)                                 56,316
                               1,900  Multimedia Games, Inc. (a)(b)                               10,146
                               4,800  Orbitz Worldwide, Inc. (a)                                  33,072
                               4,100  Orient Express Hotels Ltd. Class A                         176,956
                               4,300  Pinnacle Entertainment, Inc. (a)                            55,040
                               4,650  Pool Corp. (b)                                              87,839
                               3,700  Premier Exhibitions, Inc. (a)                               22,348

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------
                               2,300  President Casinos, Inc. (a)                          $         460
                               6,700  Progressive Gaming International Corp. (a)                  14,204
                                 500  Red Lion Hotels Corp. (a)                                    4,280
                                 600  Rick's Cabaret International, Inc. (a)                      13,698
                              16,900  Royal Caribbean Cruises Ltd.                               556,010
                               7,800  Scientific Games Corp. Class A (a)                         164,658
                               4,243  Shuffle Master, Inc. (a)                                    22,700
                               6,600  Silverleaf Resorts, Inc. (a)                                15,114
                               6,900  Six Flags, Inc. (a)(b)                                      11,316
                                 200  Sonesta International Hotels Corp. Class A                   4,950
                               2,600  Speedway Motorsports, Inc.                                  65,182
                               2,300  Sport Supply Group, Inc.                                    27,485
                                 700  Town Sports International Holdings, Inc. (a)                 4,487
                               2,260  TravelCenters of America LLC (a)                            13,786
                               1,100  Travelzoo, Inc. (a)                                         12,144
                               3,500  Vail Resorts, Inc. (a)                                     169,015
                               3,100  WMS Industries, Inc. (a)                                   111,507
                               8,300  Wynn Resorts Ltd.                                          835,312
                                                                                           -------------
                                                                                               7,071,733
--------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.6%      2,600  Arkansas Best Corp.                                         82,836
                               1,488  BancTrust Financial Group, Inc.                             15,996
                               1,725  Celadon Group, Inc. (a)                                     16,698
                               2,700  Con-way, Inc.                                              133,596
                               2,700  Covenant Transport Group Class A (a)                        13,770
                               2,900  Forward Air Corp.                                          102,776
                               1,900  Frozen Food Express Industries, Inc.                        15,086
                               3,000  HUB Group, Inc. Class A (a)                                 98,670
                               7,107  Heartland Express, Inc.                                    101,360
                              10,900  Hythiam, Inc. (a)(b)                                        13,189
                              10,000  J.B. Hunt Transport Services, Inc.                         314,300
                               4,900  Knight Transportation, Inc. (b)                             80,654
                               4,200  Landstar System, Inc.                                      219,072
                               1,237  Marten Transport Ltd. (a)                                   19,198
                               3,162  Old Dominion Freight Line, Inc. (a)                        100,646
                                 400  P.A.M. Transportation Services, Inc. (a)                     6,224
                               3,900  Pacer International, Inc.                                   64,077
                               1,500  Quality Distribution, Inc. (a)                               4,785
                               1,400  TAL International Group, Inc.                               32,998
                                 700  USA Truck, Inc. (a)                                          9,037
                               6,800  UTI Worldwide, Inc.                                        136,544
                                 900  Universal Truckload Services, Inc. (a)                      18,783
                               1,800  Wabash National Corp.                                       16,182
                               6,600  Werner Enterprises, Inc.                                   122,496
                               3,028  YRC Worldwide, Inc. (a)(b)                                  39,740
                                                                                           -------------
                                                                                               1,778,713
--------------------------------------------------------------------------------------------------------
                                      Total Common Stocks
                                      (Cost - $248,432,260) - 98.3%                          287,901,452
--------------------------------------------------------------------------------------------------------
                                      Warrants (e)
--------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.0%            249  Federal-Mogul Corp.                                            884
--------------------------------------------------------------------------------------------------------
                                      Total Warrants (Cost - $0) - 0.0%                              884
--------------------------------------------------------------------------------------------------------


Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Shares  Other Interests (f)                                      Value
--------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%          700  Tripos, Inc. Liquidating Trust                       $           0
--------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%        600  PetroCorp Inc. (Escrow Shares)                                   0
--------------------------------------------------------------------------------------------------------
                                      Total Other Interests  (Cost - $14,896) - 0.0%                   0
--------------------------------------------------------------------------------------------------------

                          Beneficial
                      Interest (000)  Short-Term Securities
--------------------------------------------------------------------------------------------------------
                             $ 4,067  BlackRock Liquidity Series, LLC
                                      Cash Sweep Series, 2.92% (g)(i)                          4,066,903
                              44,968  BlackRock Liquidity Series, LLC
                                      Money Market Series, 3.10% (g)(h)(i)                    44,967,970
--------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities
                                      (Cost - $49,034,873) - 16.7%                            49,034,873
--------------------------------------------------------------------------------------------------------
                                      Total Investments
                                      (Cost - $297,482,029*) - 115.0%                        336,937,209
                                      Liabilities in Excess of Other Assets - (15.0%)        (44,011,686)
                                                                                           -------------
                                      Net Assets - 100.0%                                  $ 292,925,523
                                                                                           =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 298,463,670
                                                                 ==============
      Gross unrealized appreciation                               $  79,051,361
      Gross unrealized depreciation                                 (40,577,822)
                                                                 --------------
      Net unrealized appreciation                                 $  38,473,539
                                                                 ==============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All, or a portion of, security held as collateral in connection with open financial futures contracts.
(d)   Depositary receipts.
(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                            Purchase         Sales           Realized      Interest/Dividend
      Affiliate                               Cost            Cost          Gain (Loss)         Income
      ------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.             $    2,085      $    3,882       $   (1,874)      $    1,380
      BlackRock, Inc.                      $  153,284      $   65,786       $   16,634       $    6,786
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                          --      $5,211,043 *             --       $   46,085
      BlackRock Liquidity Series, LLC
        Money Market Series                        --      $  615,926 *             --       $  149,249
      ------------------------------------------------------------------------------------------------------
      * Represents net sales cost.

(h)   Security was purchased with the cash proceeds from securities loans.
(i)   Represents the current yield as of report date.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

o Financial futures contracts purchased as of March 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                               Expiration         Face          Unrealized
        Contracts         Issue                   Date           Value         Appreciation
      -------------------------------------------------------------------------------------
            5       Russell 2000 Index          June 2008     $ 1,644,569       $    80,431
           42       S&P MidCap 400 Index        June 2008     $ 3,237,670            44,630
      -------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                             $   125,061
                                                                                ===========

                                                            64
Master Extended Market Index Series

Effective January 1, 2008, the Master Extended Market Index Series (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

--------------------------------------------------------------------------------
                                  Investments in                 Other Financial
Valuation Inputs                    Securities                     Instruments*
--------------------------------------------------------------------------------
Level 1                            $287,897,453                      $125,061
Level 2                              49,039,756                             0
Level 3                                       0                             0
--------------------------------------------------------------------------------
Total                              $336,937,209                      $125,061
================================================================================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2008